UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL		60606-2807
(Address of principal executive offices)		(Zip code)

Tammie Lee, Esq. UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019
(Name and address of agent for service)

Copy to: Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code:		212-821-3000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2014

Item 1.  Schedule of Investments

UBS Core Plus Bond Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2014

Bonds
Corporate bonds
Banks	4.17%
Beverages	0.25
Biotechnology	0.17
Building products	0.08
Capital markets	0.90
Chemicals	0.61
Commercial services & supplies	0.28
Communications equipment	0.44
Consumer finance	0.67
Diversified financial services	0.55
Diversified telecommunication services	0.91
Electric utilities	0.68
Electronic equipment, instruments & components	0.26
Energy equipment & services	0.30
Food & staples retailing	0.17
Food products	0.47
Health care providers & services	0.19
Hotels, restaurants & leisure	0.37
Independent power and renewable electricity producers	0.03
Insurance	2.01
Internet & catalog retail	0.19
IT services	0.29
Machinery	0.20
Media	1.39
Metals & mining	1.69
Multi-utilities	0.32
Oil, gas & consumable fuels	5.00
Pharmaceuticals	0.58
Real estate investment trust (REIT)	0.76
Road & rail	0.77
Semiconductors & semiconductor equipment	0.16
Tobacco	0.53
Trading companies & distributors	0.33
Wireless telecommunication services	0.57
Total corporate bonds	26.29%
Asset-backed securities	2.10
Commercial mortgage-backed securities	7.95
Mortgage & agency debt securities	26.67
Municipal bonds	1.74
US government obligations	15.30
Non-US government obligations	2.33
Total bonds	82.38%
Investment company
UBS High Yield Relationship Fund	2.38
Short-term investments	32.38
Options purchased	0.05
Investment of cash collateral from securities loaned	0.91
Total investments	118.10%
Liabilities, in excess of cash and other assets	(18.10)
Net assets	100.00%

1  Figures represent the direct investments of UBS Core Plus Bond Fund. Figures might be different if a breakdown of the underlying investment companies was included.

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Face amount	Value
Bonds: 82.38%
Corporate bonds: 26.29%
Brazil: 1.74%
Caixa Economica Federal,
2.375%, due 11/06/17[1]	$150,000	$145,125
Petrobras Global Finance BV,
3.250%, due 03/17/17	150,000	151,795
Petrobras International Finance Co.,
5.375%, due 01/27/21	120,000	121,225
Vale Overseas Ltd.,
4.375%, due 01/11/22	85,000	85,405
6.875%, due 11/21/36[2]	30,000	33,825
Total Brazil corporate bonds		537,375

Canada: 1.04%
Barrick Gold Corp.,
3.850%, due 04/01/22[2]	90,000	86,577
Cenovus Energy, Inc.,
3.800%, due 09/15/23	100,000	102,149
Goldcorp, Inc.,
3.700%, due 03/15/23	40,000	39,209
Rogers Communications, Inc.,
5.000%, due 03/15/44	50,000	50,977
Teck Resources Ltd.,
6.250%, due 07/15/41	40,000	40,654
Total Canada corporate bonds		319,566

Cayman Islands: 0.08%
XLIT Ltd.,
6.375%, due 11/15/24	21,000	25,004

China: 0.64%
Sinopec Group Overseas Development 2013 Ltd.,
2.500%, due 10/17/18[1]	200,000	198,521

Israel: 0.48%
Teva Pharmaceutical Finance Co. BV,
2.400%, due 11/10/16	70,000	71,728
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	75,000	76,230
Total Israel corporate bonds		147,958

Mexico: 0.66%
America Movil SAB de CV,
5.000%, due 03/30/20	115,000	125,846
Petroleos Mexicanos,
4.875%, due 01/24/22	75,000	79,088
Total Mexico corporate bonds		204,934

Netherlands: 0.13%
LYB International Finance BV,
4.875%, due 03/15/44	40,000	40,825

Norway: 0.33%
Eksportfinans ASA,
3.000%, due 11/17/14	100,000	100,198

Spain: 0.83%
Santander US Debt SA Unipersonal,
3.724%, due 01/20/15[1]	100,000	100,855
Telefonica Emisiones SAU,
3.192%, due 04/27/18	150,000	154,705
Total Spain corporate bonds		255,560

United Kingdom: 1.48%
Barclays Bank PLC,
5.140%, due 10/14/20	100,000	107,870

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Face amount	Value
HSBC Holdings PLC,
6.500%, due 09/15/37	$100,000	$123,022
Imperial Tobacco Finance PLC,
3.500%, due 02/11/23[1]	110,000	107,516
Lloyds Bank PLC,
6.500%, due 09/14/20[1]	100,000	116,267
Total United Kingdom corporate bonds		454,675

United States: 18.88%
21st Century Fox America, Inc.,
6.200%, due 12/15/34	35,000	42,500
ADT Corp.,
3.500%, due 07/15/22	100,000	86,500
Ally Financial, Inc.,
8.000%, due 03/15/20	10,000	11,650
Altria Group, Inc.,
5.375%, due 01/31/44	25,000	26,636
9.950%, due 11/10/38	18,000	29,762
American International Group, Inc.,
4.500%, due 07/16/44	70,000	69,156
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	95,000	103,627
Anheuser-Busch InBev Worldwide, Inc.,
8.200%, due 01/15/39	50,000	75,820
Bank of America Corp.,
4.200%, due 08/26/24	70,000	69,395
5.625%, due 07/01/20	75,000	84,689
6.110%, due 01/29/37	100,000	114,464
Boston Properties LP, REIT,
3.800%, due 02/01/24	60,000	60,193
Case New Holland Industrial, Inc.,
7.875%, due 12/01/17	55,000	61,119
Celgene Corp.,
4.000%, due 08/15/23	50,000	52,015
CF Industries, Inc.,
3.450%, due 06/01/23[2]	150,000	147,043
CIT Group, Inc.,
5.500%, due 02/15/19[1]	10,000	10,462
Citigroup, Inc.,
5.500%, due 09/13/25	200,000	217,802
Comcast Corp.,
6.300%, due 11/15/17	45,000	51,391
6.950%, due 08/15/37	25,000	33,497
Continental Resources, Inc.,
4.900%, due 06/01/44[2]	50,000	48,743
DIRECTV Holdings LLC,
6.000%, due 08/15/40	40,000	44,925
DISH DBS Corp.,
7.875%, due 09/01/19	10,000	11,300
DPL, Inc.,
7.250%, due 10/15/21	85,000	87,762
El Paso Pipeline Partners Operating Co., LLC,
5.000%, due 10/01/21	80,000	86,073
Energy Transfer Partners LP,
9.000%, due 04/15/19	130,000	162,899
ERAC USA Finance LLC,
2.800%, due 11/01/18[1]	80,000	81,857
ERP Operating LP, REIT,
4.750%, due 07/15/20	35,000	38,664
FirstEnergy Transmission LLC,
5.450%, due 07/15/44[1]	40,000	40,499
Flextronics International Ltd.,
5.000%, due 02/15/23	80,000	79,580

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Face amount	Value
Bonds—(continued)
Corporate bonds—(concluded)
United States—(concluded)
Ford Motor Credit Co. LLC,
8.125%, due 01/15/20	$125,000	$156,230
Frontier Communications Corp.,
8.500%, due 04/15/20	10,000	11,100
General Electric Capital Corp.,
Series A, 6.750%, due 03/15/32	25,000	32,961
Glencore Funding LLC,
2.500%, due 01/15/19[1]	120,000	117,470
Goldman Sachs Group, Inc.,
5.750%, due 01/24/22	80,000	90,974
6.150%, due 04/01/18	100,000	112,756
Hartford Financial Services Group, Inc.,
5.950%, due 10/15/36	80,000	96,687
Host Hotels & Resorts LP,
Series D, 3.750%, due 10/15/23	60,000	59,330
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	90,000	101,250
JPMorgan Chase & Co.,
3.875%, due 09/10/24	70,000	68,624
Kinder Morgan Energy Partners LP,
3.950%, due 09/01/22	145,000	143,947
6.500%, due 09/01/39	45,000	50,180
Kroger Co.,
3.850%, due 08/01/23	50,000	50,960
Markel Corp.,
3.625%, due 03/30/23	40,000	39,761
Marsh & McLennan Cos., Inc.,
9.250%, due 04/15/19	65,000	84,108
Maxim Integrated Products, Inc.,
3.375%, due 03/15/23	50,000	48,168
Mondelez International, Inc.,
4.000%, due 02/01/24	100,000	102,467
Morgan Stanley,
4.875%, due 11/01/22	45,000	47,542
Motorola Solutions, Inc.,
3.500%, due 03/01/23	140,000	135,352
Mylan, Inc.,
2.550%, due 03/28/19	30,000	29,834
Northern Trust Corp.,
3.950%, due 10/30/25	25,000	25,879
NRG Energy, Inc.,
8.250%, due 09/01/20	10,000	10,712
Owens Corning,
6.500%, due 12/01/16	21,000	23,135
Plains Exploration & Production Co.,
6.500%, due 11/15/20	39,000	42,710
6.875%, due 02/15/23	39,000	44,265
PNC Preferred Funding Trust I,
1.884%, due 03/15/17[1,3,4]	100,000	97,250
PPL Capital Funding, Inc.,
3.950%, due 03/15/24	30,000	30,840
Principal Financial Group, Inc.,
8.875%, due 05/15/19	90,000	114,260
Prudential Financial, Inc.,
5.200%, due 03/15/44[3]	95,000	95,653
6.625%, due 12/01/37	75,000	94,075
QVC, Inc.,
4.450%, due 02/15/25[1]	60,000	59,224
Regions Financial Corp.,
2.000%, due 05/15/18	70,000	69,174

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Face amount	Value
Ryder System, Inc.,
2.350%, due 02/26/19	$75,000	$74,838
2.550%, due 06/01/19	80,000	80,110
Sempra Energy,
9.800%, due 02/15/19	75,000	97,736
Southern Copper Corp.,
3.500%, due 11/08/22	50,000	48,177
Southwestern Electric Power Co.,
3.550%, due 02/15/22	50,000	51,212
Starwood Hotels & Resorts Worldwide, Inc.,
4.500%, due 10/01/34	50,000	48,621
Synchrony Financial,
4.250%, due 08/15/24	40,000	40,005
TCI Communications, Inc.,
7.875%, due 02/15/26	50,000	68,842
Tenet Healthcare Corp.,
6.000%, due 10/01/20	10,000	10,575
Time Warner Cable, Inc.,
6.550%, due 05/01/37	35,000	44,153
Time Warner Entertainment Co. LP,
8.375%, due 03/15/23	120,000	159,690
Time Warner, Inc.,
6.100%, due 07/15/40	35,000	40,574
Transocean, Inc.,
3.800%, due 10/15/22[2]	65,000	59,656
6.800%, due 03/15/38	35,000	34,083
Tyson Foods, Inc.,
4.875%, due 08/15/34	40,000	41,168
Valero Energy Corp.,
6.625%, due 06/15/37	60,000	71,632
Ventas Realty LP,
3.750%, due 05/01/24	50,000	49,177
Ventas Realty LP/Ventas Capital Corp.,
2.700%, due 04/01/20	80,000	78,705
Verizon Communications, Inc.,
1.984%, due 09/14/18[3]	50,000	52,671
6.400%, due 09/15/33	50,000	60,911
Williams Cos., Inc.,
3.700%, due 01/15/23	90,000	85,016
Williams Partners LP,
4.300%, due 03/04/24	50,000	50,998
Wyndham Worldwide Corp.,
5.625%, due 03/01/21	60,000	66,617
Xerox Corp.,
3.800%, due 05/15/24	90,000	88,728
Total United States corporate bonds		5,820,796
Total corporate bonds (cost $7,970,886)		8,105,412

Asset-backed securities: 2.10%
United States: 2.10%
AmeriCredit Automobile Receivables Trust,
Series 2014-1, Class D,
2.540%, due 06/08/20	125,000	123,010
Capital Auto Receivables Asset Trust,
Series 2013-3, Class B,
2.320%, due 07/20/18	150,000	152,341
Ford Credit Auto Owner Trust,
Series 2014-A, Class C,
1.900%, due 09/15/19	175,000	173,500
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AF1,
5.545%, due 01/25/37[5]	39,485	24,208

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Face amount	Value
Bonds—(continued)
Asset-backed securities—(concluded)
United States—(concluded)
Santander Drive Auto Receivables Trust,
Series 2014-2, Class D,
2.760%, due 02/18/20	$175,000	$174,388
Total asset-backed securities (cost $663,626)		647,447

Commercial mortgage-backed securities: 7.95%
United States: 7.95%
Boca Hotel Portfolio Trust,
Series 2013-BOCA, Class D,
3.204%, due 08/15/26[1,3]	150,000	150,119
CG-CCRE Commercial Mortgage Trust,
Series 2014-FL1, Class C,
1.904%, due 06/15/31[1,3]	225,000	223,645
Commercial Mortgage Loan Trust,
Series 2013-LC13, Class C,
5.217%, due 08/10/46[1,3]	200,000	212,724
Series 2008-LS1, Class A4B,
6.241%, due 12/10/49[3]	234,040	253,377
Commercial Mortgage Pass Through Certificates,
Series 2013-GAM, Class B,
3.531%, due 02/10/28[1,3]	200,000	194,856
FDIC Structured Sale Guaranteed Notes,
Series 2010-C1, Class A,
2.980%, due 12/06/20[1]	116,759	120,325
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11, Class A4,
5.736%, due 12/10/49	88,000	96,383
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D,
4.054%, due 07/15/31[1,3]	175,000	174,969
Hilton USA Trust,
Series 2013-HLT, Class DFX,
4.407%, due 11/05/30[1]	100,000	101,952
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD11, Class A4,
5.981%, due 06/15/49[3]	275,000	297,909
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-JWRZ, Class D,
3.144%, due 04/15/30[1,3]	100,000	100,266
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class B,
3.769%, due 02/15/46	50,000	49,630
Series 2013-C10, Class C,
4.218%, due 07/15/46[3]	100,000	98,742
Series 2013-C13, Class C,
5.059%, due 11/15/46[3]	50,000	51,820
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.991%, due 08/12/45[1,3]	175,000	189,878

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Face amount	Value
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C34, Class AM,
5.818%, due 05/15/46[3]	$125,000	$136,938
Total commercial mortgage-backed securities (cost $2,486,416)		2,453,533

Mortgage & agency debt securities: 26.67%
United States: 26.67%
Federal Home Loan Mortgage Corp. Gold Pools,[6]
3.000%, TBA	275,000	270,703
3.500%, TBA	125,000	127,236
#A96140, 4.000%, due 01/01/41,	100,375	105,819
#FG A96792, 4.500%, due 02/01/41,	50,036	54,242
#G08451, 4.500%, due 06/01/41,	131,244	141,668
#C63008, 6.000%, due 01/01/32,	42,516	47,896
#G01717, 6.500%, due 11/01/29,	49,687	58,108
Federal National Mortgage Association Pools,[6]
2.500%, TBA	275,000	275,892
3.000%, TBA	125,000	128,462
3.000%, TBA	75,000	73,726
3.500%, TBA	925,000	942,705
4.500%, TBA	75,000	80,918
4.500%, TBA	225,000	242,130
#AP1589, 3.000%, due 08/01/27,	81,408	84,137
#AT2725, 3.000%, due 05/01/43,	426,240	420,925
#AP6056, 3.000%, due 07/01/43,	70,721	69,824
#AS0302, 3.000%, due 08/01/43,	25,203	24,880
#AU3735, 3.000%, due 08/01/43,	96,573	95,335
#AV1735, 3.000%, due 11/01/43,	74,279	73,327
#AP3098, 3.500%, due 10/01/42,	97,821	100,327
#AQ0600, 3.500%, due 10/01/42,	106,290	109,077
#AH4568, 4.000%, due 03/01/41,	104,538	110,317
#AE9202, 4.000%, due 09/01/41,	393,288	415,028
#AE0106, 4.500%, due 06/01/40,	1,212	1,312
#AI6578, 4.500%, due 07/01/41,	279,510	302,271
#890209, 5.000%, due 05/01/40,	180,822	199,892
#AD9114, 5.000%, due 07/01/40,	225,201	250,017
#AJ1422, 5.000%, due 09/01/41,	167,900	185,569
#688066, 5.500%, due 03/01/33,	98,246	111,149
#688314, 5.500%, due 03/01/33,	111,759	126,546
#802481, 5.500%, due 11/01/34,	200,977	225,704
#408267, 6.000%, due 03/01/28,	13,289	15,294
#323715, 6.000%, due 05/01/29,	8,483	9,698
#676733, 6.000%, due 01/01/33,	76,585	87,666
#831730, 6.500%, due 09/01/36,	80,505	91,127
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.425%, due 02/25/35[3]	41,297	37,341
Government National Mortgage Association Pools,
3.000%, TBA	250,000	250,942
3.500%, TBA	500,000	515,391
4.000%, TBA	500,000	528,633
4.000%, TBA	275,000	291,049
4.500%, TBA	575,000	622,527
#G2 AB2784, 3.500%, due 08/20/42,	86,737	90,253
#G2 779425, 4.000%, due 06/20/42,	98,899	105,671

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2014 (unaudited)

		Face amount	Value
Bonds—(concluded)
Mortgage & agency debt securities—(concluded)
United States—(concluded)
#G2 2687, 6.000%, due 12/20/28,		$16,751	$18,950
#G2 2794, 6.000%, due 08/20/29,		52,422	59,265
#G2 4245, 6.000%, due 09/20/38,		45,824	51,690
Total mortgage & agency debt securities (cost $8,111,028)			8,230,639

Municipal bonds: 1.74%
Chicago Transit Authority,
Series 2008-A,
6.899%, due 12/01/40		50,000	60,969
Los Angeles Unified School District,
6.758%, due 07/01/34		110,000	146,723
State of California, GO Bonds,
7.300%, due 10/01/39		90,000	125,566
State of Illinois, GO Bonds,
5.877%, due 03/01/19		180,000	199,949
Total municipal bonds (cost $457,773)			533,207

US government obligations: 15.30%
Tennessee Valley Authority,
2.875%, due 09/15/24		70,000	69,474
US Treasury Bonds,
3.125%, due 08/15/44[2]		900,000	885,656
3.375%, due 05/15/44		975,000	1,006,688
US Treasury Inflation Indexed Notes (TIPS),
0.125%, due 04/15/19[7]		900,000	917,309
US Treasury Notes,
0.500%, due 08/31/16[2]		450,000	449,543
2.000%, due 08/31/21		150,000	147,973
2.125%, due 09/30/21		75,000	74,531
2.375%, due 08/15/24		450,000	444,797
2.500%, due 05/15/24		725,000	725,453
Total US government obligations (cost $4,687,951)			4,721,424

Non-US government obligations: 2.33%
Brazil: 0.65%
Banco Nacional de Desenvolvimento Economico e Social,
3.375%, due 09/26/16[1]		200,000	204,700

Greece: 0.40%
Hellenic Republic,
2.000%, due 02/24/31[5,8]	EUR	150,000	122,014

Mexico: 0.30%
United Mexican States,
4.000%, due 10/02/23		$70,000	72,310
6.750%, due 09/27/34		15,000	18,975
			91,285

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Face amount	Value
Peru: 0.42%
Peruvian Government International Bond,
7.350%, due 07/21/25	$100,000	$130,500

Philippines: 0.20%
Republic of the Philippines,
10.625%, due 03/16/25	40,000	62,600

Turkey: 0.36%
Republic of Turkey,
6.750%, due 04/03/18	100,000	110,750
Total Non-US government obligations (cost $744,907)		721,849
Total bonds (cost $25,122,587)		25,413,511

	Shares
Investment company: 2.38%
UBS High Yield Relationship Fund*9 (cost $707,025)	21,397	734,518

Short-term investments: 32.38%
Investment company: 19.01%
UBS Cash Management Prime Relationship Fund[9] (cost $5,862,441)	5,862,441	5,862,441

US government obligation: 13.37%
US Treasury Bill,
0.040%, due 05/28/15[10] (cost $4,123,446)	4,125,000	4,123,973
Total short-term investments (cost $9,985,887)		9,986,414

	Number of contracts
Options purchased: 0.05%
Put Options: 0.04%
3 Year Euro-Dollar Midcurve, strike @ USD 97.75, expires June 2016	26	13,487
90 Day Euro-Dollar Time Deposit, strike @ USD 99.25, expires March 2015	49	306
		13,793

Options purchased on credit default swaps on credit indices: 0.01%[11]
Expiring 10/15/14. If exercised the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of referenced obligation specified in the CDX.NA.HY Series 22 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/19. European style. Counterparty: JPMCB	550,000	4,236
Total options purchased (cost $80,601)		18,029

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Investment of cash collateral from securities loaned: 0.91%
UBS Private Money Market Fund LLC[9] (cost $279,633)	279,633	279,633
Total investments: 118.10% (cost $36,175,733)		36,432,105
Liabilities, in excess of cash and other assets: (18.10%)		(5,587,069)
Net assets: 100.00%		$30,845,036

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$504,541
Gross unrealized depreciation	(248,169)
Net unrealized appreciation of investments	$256,372

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	EUR	550,000	USD	723,205	12/11/14	$28,178
JPMCB	JPY	123,100,000	USD	1,174,382	12/11/14	51,277
JPMCB	NZD	515,000	USD	424,935	12/11/14	25,759
MSCI	NZD	205,000	USD	165,687	12/11/14	6,792
MSCI	USD	576,075	JPY	61,700,000	12/11/14	(13,154)
Net unrealized appreciation on forward foreign currency contracts						$98,852

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond, 2 contracts (USD)	December 2014	$271,941	$275,813	$3,872
US Ultra Bond, 7 contracts (USD)	December 2014	1,078,631	1,067,500	(11,131)
US Treasury futures sell contracts:
5 Year US Treasury Notes, 19 contracts (USD)	December 2014	(2,251,174)	(2,246,898)	4,276
10 Year US Treasury Notes, 6 contracts (USD)	December 2014	(748,695)	(747,844)	851
Interest rate futures buy contracts:
3 Month EURIBOR, 10 contracts (EUR)	March 2015	3,134,272	3,155,414	21,142
Net unrealized appreciation on futures contracts				$19,010

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2014 (unaudited)

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[12]	Payments received by the Fund[12]	Upfront payments (made)/received	Value	Unrealized depreciation
MLI	USD	965,000	08/15/39	3.219%	3 month USD LIBOR	$—	$(17,318)	$(17,318)

Credit default swaps on corporate issues — buy protection13

Counterparty	Referenced obligation[14]	Notional amount		Termination date	Payments made by the Fund[12]	Upfront payments made	Value	Unrealized depreciation
MSC	Deutsche Bank AG bond, 5.125%, due 08/31/17	EUR	140,000	06/20/17	1.000%	$(3,876)	$(2,616)	$(6,492)

Credit default swaps on credit indices — sell protection15

Counterparty	Referenced Index[14]	Notional amount		Termination date	Payments received by the Fund[12]	Upfront payments (made)/received	Value	Unrealized appreciation/ (depreciation)	Credit spread[16]
CSI	CMBX.NA.BBB. Series 6 Index	USD	350,000	05/11/63	3.000%	$14,151	$(1,929)	$12,222	2.803%
MLI	CMBX.NA.BB. Series 6 Index	USD	300,000	05/11/63	5.000	(9,368)	(745)	(10,113)	3.231
						$4,783	$(2,674)	$2,109

Centrally cleared interest rate swap agreements

Notional amount		Termination date	Payments made by the Fund[12]	Payments received by the Fund[12]	Value	Unrealized appreciation
NZD	400,000	07/24/24	3 month BBSW	4.775%	$5,795	$5,795
NZD	450,000	07/24/24	3 month BBSW	4.713	4,746	4,746
NZD	450,000	07/24/24	3 month BBSW	4.712	4,731	4,731
					$15,272	$15,272

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2014 (unaudited)

Options written

	Expiration date	Premiums received	Value
Call option
3 Year Euro-Dollar Midcurve, 26 contracts, strike @ USD 98.75	June 2016	$21,034	$(13,813)
Put options
3 Year Euro-Dollar Midcurve, 26 contracts, strike @ USD 96.75	June 2016	21,034	(4,063)
90 Day Euro-Dollar Time Deposit, 49 contracts, strike @ USD 98.25	March 2015	12,691	(306)
Options written on credit default swaps on credit indices[11]
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 22 Index and the Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/19. European style. Counterparty: CITI, Notional Amount USD 1,000,000	December 2014	4,851	(4,106)
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 22 Index and the Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/19. European style. Counterparty: DB, Notional Amount USD 1,000,000	December 2014	4,752	(4,106)
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 22 Index and the Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/19. European style. Counterparty: DB, Notional Amount USD 330,000	December 2014	4,574	(6,679)
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 22 Index and the Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/19. European style. Counterparty: MLI, Notional Amount USD 1,000,000	October 2014	2,475	(577)
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 22 Index and the Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/19. European style. Counterparty: MLI, Notional Amount USD 550,000	December 2014	4,302	(3,239)
Total options written		$75,713	$(36,889)

Written options activity for the period ended September 30, 2014 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2014	233	$141,691
Options written	—	—
Options terminated in closing purchase transactions	(132)	(86,932)
Options expired prior to exercise	—	—
Options outstanding at September 30, 2014	101	54,759

Written swaptions activity for the period ended September 30, 2014 was as follows:

Premiums received
Swaptions outstanding at June 30, 2014	$12,177
Swaptions written	23,428
Swaptions terminated in closing purchase transactions	(14,651)
Swaptions expired prior to exercise	—
Swaptions outstanding at Septmeber 30, 2014	$20,954

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2014 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments Level 1	Other significant observable inputs Level 2	Unobservable inputs Level 3	Total
Assets
Corporate bonds	$—	$8,105,412	$—	$8,105,412
Asset-backed securities	—	647,447	—	647,447
Commercial mortgage-backed securities	—	2,453,533	—	2,453,533
Mortgage & agency debt securities	—	8,230,639	—	8,230,639
Municipal bonds	—	533,207	—	533,207
US government obligations	—	4,721,424	—	4,721,424
Non-US government obligations	—	721,849	—	721,849
Investment company	—	734,518	—	734,518
Short-term investments	—	9,986,414	—	9,986,414
Options purchased	13,793	4,236	—	18,029
Investment of cash collateral from securities loaned	—	279,633	—	279,633
Forward foreign currency contracts	—	112,006	—	112,006
Futures contracts	30,141	—	—	30,141
Swap agreements	—	15,272	—	15,272
Total	$43,934	$36,545,590	$—	$36,589,524

Liabilities
Forward foreign currency contracts	$—	$(13,154)	$—	$(13,154)
Futures contracts	(11,131)	—	—	(11,131)
Swap agreements	—	(22,608)	—	(22,608)
Options written	(18,182)	(18,707)	—	(36,889)
Total	$(29,313)	$(54,469)	$—	$(83,782)

At September 30, 2014, there were no transfers between Level 1 and Level 2.

*     Non-income producing security.

1   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $2,849,730 or 9.24% of net assets.

2   Security, or portion thereof, was on loan at September 30, 2014.

3   Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2014 and changes periodically.

4   Perpetual investment. Date shown reflects the next call date.

5   Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date.

6   On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

7   Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional government security of the same maturity.

8   Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2014, the value of this security amounted to $122,014 or 0.40% of net assets.

9   The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2014 (unaudited)

					Change in
					net unrealized
					appreciation/		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain (loss) during the	during the		affiliate for the
	Value	three months ended	three months ended	three months ended	three months ended	Value	three months ended
Security description	06/30/14	09/30/14	09/30/14	09/30/14	09/30/14	09/30/14	09/30/14
UBS Cash Management Prime Relationship Fund	$7,725,321	$3,760,583	$5,623,463	$—	$—	$5,862,441	$1,113
UBS Private Money Market Fund LLC[a]	236,033	2,667,243	2,623,643	—	—	279,633	9
UBS High Yield Relationship Fund	1,690,858	—	920,000	76,396	(112,736)	734,518	—
	$9,652,212	$6,427,826	$9,167,106	$76,396	$(112,736)	$6,876,592	$1,122

a                    The Advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

10          Rate shown is the discount rate at date of purchase.

11          Illiquid investment as of September 30, 2014.

12          Payments made or received are based on the notional amount.

13          If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation.

14          Payments to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation

15          If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the underlying securities comprising the referenced index.

16          Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

UBS Emerging Markets Debt Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2014

Bonds
Corporate bonds
Banks	8.61%
Construction & engineering	0.12
Diversified financial services	7.00
Electric utilities	0.91
Metals & mining	0.90
Oil, gas & consumable fuels	6.44
Road & rail	0.98
Total corporate bonds	24.96%
Non-US government obligations	71.32
Structured notes	1.97
Total bonds	98.25%
Short-term investment	1.25
Total investments	99.50%
Cash and other assets, less liabilities	0.50
Net assets	100.00%

UBS Emerging Markets Debt Fund

Portfolio of investments – September 30, 2014 (unaudited)

Face amount	Value
Bonds: 98.25%
Corporate bonds: 24.96%
Brazil: 3.09%
Banco do Brasil SA,
5.875%, due 01/26/22[1]	$200,000	$200,800
Centrais Eletricas Brasileiras SA,
5.750%, due 10/27/21[1]	200,000	201,600
Petrobras Global Finance BV,
2.374%, due 01/15/19[2]	30,000	29,859
3.115%, due 03/17/20[2]	50,000	50,915
State of Minas Gerais,
5.333%, due 02/15/28[3]	200,000	198,000
Total Brazil corporate bonds	681,174

Costa Rica: 0.91%
Banco Nacional de Costa Rica,
4.875%, due 11/01/18[1]	200,000	201,500

India: 0.95%
ICICI Bank Ltd.,
6.375%, due 04/30/22[1,2]	200,000	208,500

Indonesia: 1.41%
Pertamina Persero PT,
5.250%, due 05/23/21[1]	300,000	309,450

Kazakhstan: 0.98%
Kazakhstan Temir Zholy Finance BV,
6.950%, due 07/10/42[3]	200,000	215,600

Malaysia: 0.92%
Malayan Banking Bhd,
3.250%, due 09/20/22[1,2]	200,000	201,764

Mexico: 2.37%
Empresas ICA SAB de CV,
8.900%, due 02/04/21[1]	25,000	26,250
Petroleos Mexicanos,
4.875%, due 01/24/22	100,000	105,450
5.500%, due 06/27/44	100,000	101,400
6.500%, due 06/02/41	200,000	228,900
7.190%, due 09/12/24	MXN	800,000	59,799
Total Mexico corporate bonds	521,799

Nigeria: 0.92%
FBN Finance Co. BV,
8.000%, due 07/23/21[2,3]	$200,000	202,500

Peru: 0.94%
Corp Financiera Desarrollo,
4.750%, due 02/08/22[1]	200,000	208,000

Russia: 7.84%
RSHB Capital SA for OJSC Russian Agricultural Bank,
7.750%, due 05/29/18[1]	250,000	264,375
8.625%, due 02/17/17[1]	RUB	21,000,000	488,373
8.700%, due 03/17/16	6,000,000	144,521
Sberbank of Russia,
5.717%, due 06/16/21[1]	$400,000	393,512
VEB Finance Ltd.,
6.025%, due 07/05/22[1]	200,000	189,500
6.800%, due 11/22/25[1]	150,000	145,533
6.902%, due 07/09/20[1]	100,000	100,625
Total Russia corporate bonds	1,726,439

UBS Emerging Markets Debt Fund

Portfolio of investments – September 30, 2014 (unaudited)

		Face amount	Value
Turkey: 2.21%
Turkiye Halk Bankasi AS,
3.875%, due 02/05/20[1]	$300,000		$282,000
4.875%, due 07/19/17[3]		200,000	204,750
Total Turkey corporate bonds			486,750

Venezuela: 2.42%
Petroleos de Venezuela SA,
6.000%, due 05/16/24[1]		200,000	102,250
6.000%, due 11/15/26[1]		185,000	93,194
8.500%, due 11/02/17[1]		50,000	39,370
9.000%, due 11/17/21[1]		300,000	200,250
9.750%, due 05/17/35[1]		150,000	96,825
Total Venezuela corporate bonds			531,889
Total corporate bonds (cost $5,842,384)			5,495,365

Non-US government obligations: 71.32%
Argentina: 0.61%
Republic of Argentina,
0.000%, due 12/15/35[4]		50,000	3,650
0.000%, due 12/15/35[4]		320,000	24,320
7.000%, due 10/03/15		20,000	18,596
Series 1, 8.750%, due 06/02/17		100,000	88,500
			135,066
Belarus: 1.88%
Republic of Belarus,
8.750%, due 08/03/15[1]		250,000	255,000
8.950%, due 01/26/18[1]		150,000	159,375
			414,375
Brazil: 5.92%
Federative Republic of Brazil,
6.000%, due 08/15/50[5]	BRL	720,000	699,013
Notas do Tesouro Nacional,
6.000%, due 08/15/22[5]		200,000	201,350
10.000%, due 01/01/21		1,100,000	403,264
			1,303,627
China: 1.09%
China Government Bond,
1.400%, due 08/18/16[1]	CNY	500,000	78,997
2.560%, due 06/29/17[1]		1,000,000	161,218
			240,215
Colombia: 3.55%
Republic of Colombia,
6.125%, due 01/18/41	$110,000		128,700
7.750%, due 04/14/21	COP	110,000,000	58,702
9.850%, due 06/28/27		812,000,000	504,753
12.000%, due 10/22/15		170,000,000	89,698
			781,853
Cote d’Ivoire: 0.43%
Republic of Cote d’Ivoire,
5.750%, due 12/31/32[1,6]		100,000	95,250

Ecuador: 0.47%
Republic of Ecuador,
9.375%, due 12/15/15[1]		100,000	104,500

UBS Emerging Markets Debt Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Face amount		Value
Bonds—(continued)
Non-US government obligations—(continued)
El Salvador: 0.49%
Republic of El Salvador,
7.650%, due 06/15/35[1]	$100,000		$107,000

Ghana: 1.64%
Republic of Ghana,
8.125%, due 01/18/26[3]	200,000		200,500
8.500%, due 10/04/17[1]	150,000		160,875
			361,375
Hungary: 2.67%
Government of Hungary,
5.375%, due 02/21/23	100,000		105,830
5.750%, due 11/22/23	150,000		162,454
6.750%, due 02/24/17	HUF	60,000,000	267,897
7.625%, due 03/29/41	$40,000		51,058
			587,239
Indonesia: 6.97%
Republic of Indonesia,
6.625%, due 02/17/37[1]	200,000		226,000
7.000%, due 05/15/22	IDR	6,000,000,000	450,554
8.375%, due 03/15/34	170,000,000		13,122
8.500%, due 10/12/35[1]	$275,000		371,250
9.000%, due 03/15/29	IDR	5,750,000,000	473,071
			1,533,997
Kenya: 0.93%
Republic of Kenya,
5.875%, due 06/24/19[3]	$200,000		205,500

Lithuania: 0.50%
Republic of Lithuania,
5.125%, due 09/14/17[1]	100,000		109,274

Malaysia: 4.36%
Government of Malaysia,
3.580%, due 09/28/18	MYR	2,200,000	669,922
3.741%, due 02/27/15	900,000		274,650
3.835%, due 08/12/15	50,000		15,294
			959,866
Mexico: 5.43%
Mexican Udibonos,
Series M, 6.500%, due 06/10/21	MXN	900,000	69,986
Series M, 8.000%, due 12/17/15	8,250,000		648,986
Series S, 4.000%, due 11/15/40[5]	3,626,606		292,993
10.000%, due 12/05/24	450,000		43,432
United Mexican States,
6.050%, due 01/11/40	$120,000		141,300
			1,196,697
Mongolia: 1.68%
Development Bank of Mongolia LLC,
5.750%, due 03/21/17[1]	200,000		194,000
Mongolia Government International Bond,
5.125%, due 12/05/22[3]	200,000		175,250
			369,250
Montenegro: 0.90%
Republic of Montenegro,
7.250%, due 04/08/16[1]	EUR	150,000	198,930

Nigeria: 2.36%
Nigeria Government Bond,
15.100%, due 04/27/17	NGN	27,000,000	175,595

UBS Emerging Markets Debt Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Face amount		Value
Nigeria Government International Bond,
5.125%, due 07/12/18[1]	$200,000		$205,500
Nigeria Treasury Bills,
11.643%, due 04/09/15[7]	NGN	12,500,000	72,156
11.293%, due 04/23/15[7]	11,500,000		66,049
			519,300
Peru: 2.11%
Peruvian Government International Bond,
5.625%, due 11/18/50	$20,000		22,550
7.840%, due 08/12/20[1]	PEN	1,125,000	442,397
			464,947
Philippines: 2.43%
Republic of Philippines,
4.200%, due 01/21/24	$220,000		232,100
Republic of the Philippines,
4.950%, due 01/15/21	PHP	13,000,000	301,989
			534,089
Poland: 4.90%
Republic of Poland,
4.750%, due 04/25/17	PLN	2,400,000	772,512
5.000%, due 04/25/16	800,000		252,442
5.000%, due 03/23/22	$50,000		54,962
			1,079,916
Romania: 1.07%
Government of Romania,
5.750%, due 01/27/16	RON	300,000	89,363
5.900%, due 07/26/17	250,000		77,014
6.125%, due 01/22/44[3]	$50,000		57,062
6.750%, due 02/07/22[1]	10,000		11,825
			235,264
Russia: 1.97%
Russian Federation,
7.000%, due 01/25/23	RUB	2,300,000	50,296
7.050%, due 01/19/28	5,000,000		105,264
7.600%, due 04/14/21	7,500,000		174,057
8.150%, due 02/03/27	4,500,000		105,060
			434,677
South Africa: 4.58%
Republic of South Africa,
5.875%, due 09/16/25	$200,000		220,000
6.250%, due 03/31/36	ZAR	1,100,000	73,200
6.750%, due 03/31/21	1,800,000		150,362
7.000%, due 02/28/31	3,250,000		244,688
7.000%, due 02/28/31	250,000		18,822
7.750%, due 02/28/23	1,850,000		160,128
10.500%, due 12/21/26	1,000,000		103,177
13.500%, due 09/15/15	200,000		18,818
13.500%, due 09/15/16	200,000		19,794
			1,008,989
Sri Lanka: 1.19%
Republic of Sri Lanka,
6.250%, due 10/04/20[1]	$100,000		105,125
6.250%, due 07/27/21[1]	150,000		156,937
			262,062

UBS Emerging Markets Debt Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Face amount		Value
Bonds—(concluded)
Non-US government obligations—(concluded)
Thailand: 3.05%
Government of Thailand,
1.200%, due 07/14/21[1,5]	THB	14,955,983	$447,993
3.775%, due 06/25/32	1,000,000		30,287
3.875%, due 03/07/18	200,000		6,384
3.875%, due 06/13/19	5,500,000		176,483
5.125%, due 03/13/18	300,000		9,952
			671,099
Turkey: 5.06%
Export Credit Bank of Turkey,
5.875%, due 04/24/19[1]		$200,000	210,810
Republic of Turkey,
3.000%, due 02/23/22[5]	TRY	483,755	225,165
7.100%, due 03/08/23	250,000		93,206
7.500%, due 11/07/19		$250,000	288,125
8.500%, due 09/14/22	TRY	300,000	123,048
9.500%, due 01/12/22	400,000		174,079
			1,114,433
Ukraine: 0.80%
Government of Ukraine,
9.250%, due 07/24/17[3]		$200,000	175,500

Venezuela: 2.28%
Republic of Venezuela,
7.750%, due 10/13/19[1]	140,000		99,750
8.250%, due 10/13/24[1]	190,000		125,400
9.250%, due 09/15/27	100,000		71,750
9.250%, due 05/07/28[1]	200,000		137,000
9.375%, due 01/13/34	100,000		69,000
			502,900
Total Non-US government obligations (cost $17,322,755)			15,707,190

Structured notes: 1.97%
Bangladesh: 1.26%
Standard Chartered Bank,11.700%, due 06/14/18[3] (linked to People’s Republic of Bangladesh, 11.700%, due 06/05/18)		$264,780	277,755

Ghana: 0.71%
Citigroup Funding, Inc., 23.000%, due 08/23/17[3] (linked to Republic of Ghana, 23.000%, due 08/21/17)	GHS	500,000	155,623
Total structured notes (cost $523,915)			433,378
Total bonds (cost $23,689,054)			21,635,933

	Shares
Short-term investment: 1.25%
Investment company: 1.25%
UBS Cash Management Prime Relationship Fund[8] (cost $276,321)	276,321	276,321
Total investments: 99.50% (cost $23,965,375)		$21,912,254
Cash and other assets, less liabilities—0.50%		111,216
Net assets—100.00%		$22,023,470

UBS Emerging Markets Debt Fund

Portfolio of investments – September 30, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$279,131
Gross unrealized depreciation	(2,332,252)
Net unrealized depreciation of investments	$(2,053,121)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	BRL	1,150,000	USD	459,908	12/17/14	$(181)
BB	CLP	35,600,000	USD	59,161	12/17/14	36
BB	HUF	14,950,000	USD	61,130	12/17/14	454
BB	MXN	412,000	USD	30,994	12/17/14	478
BB	MYR	150,000	USD	45,865	12/17/14	374
BB	USD	130,619	COP	260,650,000	12/17/14	(2,887)
BB	USD	330,062	HUF	80,720,000	12/17/14	(2,451)
BB	USD	387,925	TRY	870,000	12/17/14	(13,166)
CIBC	EUR	345,000	USD	469,379	10/22/14	33,568
CSI	CNY	1,650,000	USD	267,215	12/17/14	147
CSI	PEN	796,000	USD	275,576	12/17/14	3,504
CSI	USD	177,024	BRL	417,005	12/17/14	(10,190)
CSI	USD	113,736	EUR	85,000	10/22/14	(6,362)
CSI	USD	103,057	PEN	300,000	12/17/14	(518)
DB	RUB	10,570,000	USD	275,691	12/17/14	13,325
DB	THB	880,000	USD	27,181	12/17/14	138
DB	USD	13,074	CLP	7,782,425	12/17/14	(149)
DB	USD	251,058	MYR	807,100	12/17/14	(6,286)
DB	USD	32,924	PHP	1,450,200	12/17/14	(676)
GSI	BRL	160,000	USD	68,100	12/17/14	4,087
GSI	IDR	1,600,630,000	USD	132,744	12/17/14	3,156
GSI	TRY	100,000	USD	44,287	12/17/14	1,211
GSI	USD	82,707	PLN	270,000	12/17/14	(1,457)
GSI	USD	14,517	RON	50,000	12/17/14	(277)
GSI	USD	212,194	ZAR	2,360,000	12/17/14	(5,775)
Net unrealized appreciation on forward foreign currency contracts						$10,103

UBS Emerging Markets Debt Fund
Portfolio of investments – September 30, 2014 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond, 2 contracts (USD)	December 2014	$307,253	$305,000	$(2,253)
10 Year US Treasury Notes, 20 contracts (USD)	December 2014	2,507,231	2,492,812	(14,419)
US Treasury futures sell contracts:
US Long Bond, 1 contracts (USD)	December 2014	(139,092)	(137,906)	1,186
5 Year US Treasury Notes, 18 contracts (USD)	December 2014	(2,133,852)	(2,128,640)	5,212
Net unrealized depreciation on futures contracts				$(10,274)

Currency swap agreements9

Counterparty	Pay contracts		Receive contracts		Termination date	Pay rate[10]	Receive rate[10]	Upfront payments (made)/received	Value	Unrealized appreciation
BB	PHP	8,238,200	USD	200,614	12/18/15	1.300%	6 month USD LIBOR	$—	$17,393	$17,393

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[10]	Payments received by the Fund[10]	Upfront payments (made)/received	Value	Unrealized appreciation/ (depreciation)
CITI	BRL	617,573	01/02/17	1 Day CDI	12.280%	$—	$1,952	$1,952
CITI	BRL	256,657	01/04/21	12.570%	1 Day CDI	—	(3,415)	(3,415)
CITI	MXN	2,550,000	03/21/19	5.510	1 month MXIBTIIE	—	(2,159)	(2,159)
CITI	MXN	1,500,000	03/14/24	1 month MXIBTIIE	6.570	—	2,181	2,181
GSI	KRW	892,000,000	01/21/19	3.380	3 month CD KSDA	—	(20,957)	(20,957)
MLI	MXN	3,300,000	03/05/19	5.530	1 month MXIBTIIE	—	(2,974)	(2,974)
MLI	ZAR	2,000,000	06/04/18	3 month JIBAR	6.400	—	(5,794)	(5,794)
						—	$(31,166)	$(31,166)

Credit default swaps on credit indices — buy protection11

Counterparty	Referenced index[12]	Notional amount		Termination date	Payments made by the Fund[10]	Upfront payments made	Value	Unrealized appreciation/ (depreciation)
BB	CDX.EM.Series 21 Index	USD	300,000	06/20/19	5.000%	$(30,262)	$(27,129)	$3,133
BB	CDX.EM.Series 21 Index	USD	250,000	06/20/19	5.000	(25,099)	(22,608)	2,491
DB	CDX.EM.Series 21 Index	USD	500,000	06/20/19	5.000	(50,199)	(45,216)	4,983
GSI	CDX.EM.Series 21 Index	USD	700,000	06/20/19	5.000	(70,470)	(63,302)	7,168
MLI	CDX.EM.Series 20 Index	USD	300,000	12/20/18	5.000	(18,368)	(25,766)	(7,398)
						(194,398)	(184,021)	10,377

Credit default swaps on sovereign issues — buy protection11

Counterparty	Referenced obligation[12]	Notional amount		Termination date	Payments made by the Fund[10]	Upfront payments received	Value	Unrealized appreciation
DB	Federation of Russia bond, 2.250%, due 03/31/30	USD	90,000	03/21/16	1.000%	$1,107	$1,496	$389

Credit default swaps on sovereign issues — sell protection13

Counterparty	Referenced obligation[12]	Notional amount		Termination date	Payments received by the Fund[10]	Upfront payments made	Value	Unrealized appreciation/ (depreciation)	Credit spread[14]
BB	Federation of Russia bond, 2.250%, due 03/31/30	USD	300,000	12/20/22	1.000%	$(23,274)	$(34,560)	$(11,286)	2.710%
GSI	United Mexican States bond, 5.950%, due 03/19/19	USD	250,000	09/20/22	1.000	(15,632)	(3,582)	12,050	1.200
GSI	Federative Republic of Brazil bond, 12.250%, due 03/06/30	USD	250,000	09/20/22	1.000	(19,720)	(20,019)	(299)	2.170
						$(58,626)	$(58,161)	$465

UBS Emerging Markets Debt Fund
Portfolio of investments – September 30, 2014 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$5,495,365	$—	$5,495,365
Non-US government obligations	—	15,707,190	—	15,707,190
Structured notes	—	433,378	—	433,378
Short-term investment	—	276,321	—	276,321
Forward foreign currency contracts	—	60,478	—	60,478
Futures contracts	6,398	—	—	6,398
Swap agreements	—	23,022	—	23,022
Total	$6,398	$21,995,754	$—	$22,002,152

Liabilities
Forward foreign currency contracts	$—	(50,375)	$—	$(50,375)
Futures contracts	(16,672)	—	—	(16,672)
Swap agreements	—	(277,481)	—	(277,481)
Total	$(16,672)	$(327,856)	$—	$(344,528)

At September 30, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2014, the value of these securities amounted to $8,118,077 or 36.86% of net assets.

2	Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2014 and changes periodically.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $2,068,040 or 9.39% of net assets.

4	Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
5

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index.  Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional government security of the same maturity.

6	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date.
7	Rate shown is the discount rate at date of purchase.
8	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	06/30/14	09/30/14	09/30/14	09/30/14	09/30/14
UBS Cash Management Prime Relationship Fund	$1,216,930	$1,584,907	$2,525,516	$276,321	$196

UBS Emerging Markets Debt Fund
Portfolio of investments – September 30, 2014 (unaudited)

9	Illiquid investment as of September 30, 2014.
10	Payments made or received are based on the notional amount.
11

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

12	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
13

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation.

14

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

UBS Fixed Income Opportunities Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2014

Bonds
Corporate bonds
Banks	16.95%
Capital markets	0.30
Chemicals	0.71
Commercial services & supplies	0.87
Construction materials	2.61
Consumer finance	2.04
Diversified financial services	3.19
Diversified telecommunication services	2.09
Electronic equipment, instruments & components	1.87
Energy equipment & services	0.71
Food & staples retailing	0.72
Gas utilities	0.33
Hotels, restaurants & leisure	1.09
Insurance	3.21
Machinery	1.55
Media	2.33
Metals & mining	3.36
Oil, gas & consumable fuels	7.47
Pharmaceuticals	0.45
Real estate management & development	0.96
Tobacco	0.36
Trading companies & distributors	1.61
Transportation infrastructure	0.70
Total corporate bonds	55.48%
Collateralized debt obligations	8.41
Commercial mortgage-backed securities	1.44
Mortgage & agency debt securities	1.32
Municipal bonds	2.49
US government obligations	9.21
Non-US government obligations	2.32
Total bonds	80.67%
Investment company
UBS Opportunistic Emerging Markets Debt Relationship Fund	17.02
Short-term investment	0.48
Options purchased	3.06
Total investments	101.23%
Liabilities, in excess of cash and other assets	(1.23)
Net assets	100.00%

1 Figures represent the direct investments of UBS Fixed Income Opportunities Fund. Figures might be different if a breakdown of the underlying investment companies was included.

UBS Fixed Income Opportunities Fund – Portfolio of investments

September 30, 2014 (unaudited)

		Face amount	Value
Bonds: 80.67%
Corporate bonds: 55.48%
Australia: 1.58%
Crown Group Finance Ltd.,
5.750%, due 07/18/17	AUD	620,000	$566,144
Sydney Airport Finance Co., Pty Ltd.,
8.000%, due 07/06/15		500,000	452,344
Total Australia corporate bonds			1,018,488

Brazil: 3.61%
Banco do Brasil SA,
9.000%, due 06/18/24[1,2,3]	$285,000		276,479
Caixa Economica Federal,
2.375%, due 11/06/17[1]		870,000	841,725
Petrobras International Finance Co.,
5.375%, due 01/27/21		900,000	909,189
Vale Overseas Ltd.,
4.375%, due 01/11/22		300,000	301,428
Total Brazil corporate bonds			2,328,821

Canada: 0.86%
Barrick Gold Corp.,
3.850%, due 04/01/22		200,000	192,394
NOVA Chemicals Corp.,
5.250%, due 08/01/23[1]		120,000	124,800
Yamana Gold, Inc.,
4.950%, due 07/15/24[1]		240,000	238,912
Total Canada corporate bonds			556,106

China: 1.29%
China Oil & Gas Group Ltd.,
5.250%, due 04/25/18[1]		210,000	214,725
Gemdale International Investment Ltd.,
7.125%, due 11/16/17[4]		200,000	202,500
Kaisa Group Holdings Ltd.,
10.250%, due 01/08/20[4]		400,000	414,000
Total China corporate bonds			831,225

Colombia: 0.24%
Ecopetrol SA,
4.125%, due 01/16/25		160,000	154,800

Croatia: 0.39%
Agrokor DD,
8.875%, due 02/01/20[1]		230,000	252,531

France: 0.55%
Credit Agricole SA,
7.875%, due 01/23/24[1,2,3]		350,000	353,500

Germany: 2.91%
HeidelbergCement Finance BV,
8.500%, due 10/31/19[4]	EUR	450,000	737,190
Trionista Holdco GmbH,
5.000%, due 04/30/20[1]		360,000	469,476
Unitymedia GmbH,
9.625%, due 12/01/19[4]		500,000	667,048
Total Germany corporate bonds			1,873,714

Luxembourg: 3.30%
ArcelorMittal,
6.000%, due 03/01/21	$600,000		630,750
Intelsat Jackson Holdings SA,
7.500%, due 04/01/21		975,000	1,040,813

UBS Fixed Income Opportunities Fund – Portfolio of investments

September 30, 2014 (unaudited)

	Face amount		Value
Pacific Drilling SA,
5.375%, due 06/01/20[1]		$500,000	$457,500
Total Luxembourg corporate bonds			2,129,063

Malaysia: 0.32%
SSG Resources Ltd.,
4.250%, due 10/04/22[4]	200,000		202,712

Mexico: 0.92%
Cemex SAB de CV,
5.700%, due 01/11/25[1]	200,000		193,200
5.875%, due 03/25/19[1]	400,000		402,000
Total Mexico corporate bonds			595,200

Netherlands: 3.40%
Basell Finance Co. BV,
8.100%, due 03/15/27[1]	250,000		332,571
EDP Finance BV,
4.750%, due 09/26/16[4]	EUR	750,000	1,006,802
4.900%, due 10/01/19[1]		$500,000	516,325
Generali Finance BV,
6.214%, due 06/16/16[2,3]	GBP	200,000	328,607
Total Netherlands corporate bonds			2,184,305

Norway: 1.69%
Eksportfinans ASA,
5.500%, due 05/25/16		$780,000	822,198
5.500%, due 06/26/17	250,000		269,375
Total Norway corporate bonds			1,091,573

Singapore: 0.33%
Olam International Ltd.,
5.750%, due 09/20/17	200,000		210,500

Spain: 1.75%
BBVA US Senior SAU,
4.664%, due 10/09/15	500,000		518,894
Santander US Debt SA Unipersonal,
3.724%, due 01/20/15[1]	600,000		605,129
Total Spain corporate bonds			1,124,023

Switzerland: 0.30%
Credit Suisse Group AG,
6.250%, due 12/18/24[1,2,3]	200,000		193,500

United Kingdom: 5.48%
Barclays Bank PLC,
5.140%, due 10/14/20	100,000		107,870
Barclays PLC,
4.375%, due 09/11/24	250,000		242,290
HBOS PLC,
6.750%, due 05/21/18[1]	500,000		565,577
Lloyds Bank PLC,
6.500%, due 03/24/20[4]	EUR	1,000,000	1,550,255
Royal Bank of Scotland Group PLC,
6.100%, due 06/10/23		$1,010,000	1,066,453
Total United Kingdom corporate bonds			3,532,445

UBS Fixed Income Opportunities Fund – Portfolio of investments

September 30, 2014 (unaudited)

		Face amount	Value
Bonds—(continued)
Corporate bonds—(continued)
United States: 26.56%
ADT Corp.,
3.500%, due 07/15/22		$650,000	$562,250
Allstate Corp.,
5.750%, due 08/15/53[2]		400,000	426,000
Bank of America Corp.,
4.625%, due 09/14/18	EUR	590,000	840,420
Barrick North America Finance LLC,
5.750%, due 05/01/43		$425,000	420,614
Case New Holland Industrial, Inc.,
7.875%, due 12/01/17		900,000	1,000,125
Cemex Finance LLC,
6.000%, due 04/01/24[1]		350,000	349,020
CIT Group, Inc.,
5.000%, due 05/15/17		500,000	512,500
5.000%, due 08/15/22		275,000	275,687
Citigroup, Inc.,
0.747%, due 05/31/17[2]	EUR	1,150,000	1,436,312
Series M, 6.300%, due 05/15/24[2,3]		$150,000	148,140
DISH DBS Corp.,
7.875%, due 09/01/19		740,000	836,200
Energy Transfer Partners LP,
6.050%, due 06/01/41		380,000	413,853
Fidelity National Financial, Inc.,
5.500%, due 09/01/22		110,000	119,477
Flextronics International Ltd.,
5.000%, due 02/15/23		270,000	268,582
Frontier Communications Corp.,
7.125%, due 01/15/23		300,000	306,000
General Motors Financial Co., Inc.,
3.000%, due 09/25/17		310,000	313,100
4.750%, due 08/15/17		500,000	523,750
Glencore Funding LLC,
4.625%, due 04/29/24[1]		375,000	377,962
International Lease Finance Corp.,
8.625%, due 09/15/15		700,000	740,320
Kinder Morgan Finance Co. LLC,
5.700%, due 01/05/16		830,000	855,937
Kinder Morgan, Inc.,
7.250%, due 06/01/18		900,000	1,022,625
MetLife, Inc.,
6.400%, due 12/15/36		570,000	635,550
Midstates Petroleum Co., Inc.,
10.750%, due 10/01/20		500,000	518,750
Navient LLC,
3.875%, due 09/10/15		470,000	475,875
Plains Exploration & Production Co.,
6.500%, due 11/15/20		500,000	547,560
6.875%, due 02/15/23		110,000	124,850
PNC Preferred Funding Trust I,
1.884%, due 03/15/17[1,2,3]		500,000	486,250
Prudential Financial, Inc.,
5.200%, due 03/15/44[2]		385,000	387,647
5.875%, due 09/15/42[2]		200,000	212,000
Reynolds American, Inc.,
6.150%, due 09/15/43		200,000	228,787
Sabine Pass Liquefaction LLC,
6.250%, due 03/15/22[1]		250,000	263,125
Sanmina-SCI Corp.,
7.000%, due 05/15/19[1]		447,000	468,233

UBS Fixed Income Opportunities Fund – Portfolio of investments

September 30, 2014 (unaudited)

	Face amount	Value
Starwood Hotels & Resorts Worldwide, Inc.,
3.750%, due 03/15/25	$60,000	$59,117
4.500%, due 10/01/34	80,000	77,794
Valeant Pharmaceuticals International,
7.000%, due 10/01/20[1]	280,000	292,600
WESCO Distribution, Inc.,
5.375%, due 12/15/21	300,000	297,750
XL Group PLC,
Series E, 6.500%, due 4/15/17[2,3]	300,000	290,250
Total United States corporate bonds		17,115,012
Total corporate bonds (cost $35,234,961)		35,747,518

Collateralized debt obligations: 8.41%
Cayman Islands: 2.09%
Babson CLO Ltd.,
Series 2013-IIA, Class B1,
2.884%, due 01/18/25[1,2]	650,000	625,957
CIFC Funding Ltd.,
Series 2013-3A, Class B,
2.906%, due 10/24/25[1,2]	400,000	383,116
Race Point VIII CLO Ltd.,
Series 2013-8A, Class C,
3.032%, due 02/20/25[1,2]	350,000	339,242
Total Cayman Islands collateralized debt obligations		1,348,315

United States: 6.32%
Apidos XIV CLO,
Series 2013-14A, Class C1,
3.084%, due 04/15/25[1,2]	300,000	291,750
Ares XXVII CLO Ltd.,
Series 2013-2A, Class C,
2.985%, due 07/28/25[1,2]	500,000	485,000
BlueMountain CLO Ltd.,
Series 2013-1A, Class B,
2.884%, due 05/15/25[1,2]	500,000	481,995
Series 2013-4A, Class C,
2.884%, due 04/15/25[1,2]	300,000	291,180
Denali Capital CLO X Ltd.,
Series 2013-1A, Class A3L,
3.135%, due 04/28/25[1,2]	550,000	536,250
Galaxy CLO XV Ltd.,
Series 2013-15A, Class C,
2.834%, due 04/15/25[1,2]	500,000	481,250
Galaxy CLO XVI Ltd.,
Series 2013-16A, Class C,
2.831%, due 11/16/25[1,2]	500,000	478,750
KKR Financial CLO Trust,
Series 2013-1A, Class B,
2.834%, due 07/15/25[1,2]	300,000	286,641
Marathon CLO V Ltd.,
Series 2013-5A, Class A2A,
2.584%, due 02/21/25[1,2]	400,000	399,722

UBS Fixed Income Opportunities Fund – Portfolio of investments

September 30, 2014 (unaudited)

	Face amount	Value
Bonds—(concluded)
Collateralized debt obligations—(concluded)
United States—(concluded)
Octagon Investment Partners XVII Ltd.,
Series 2013-1A, Class C,
3.034%, due 10/25/25[1,2]	$350,000	$338,275
Total United States collateralized debt obligations		4,070,813
Total collateralized debt obligations (cost $5,477,968)		5,419,128

Commercial mortgage-backed securities: 1.44%
United States: 1.44%
Americold 2010 LLC Trust,
Series 2010-ARTA, Class D,
7.443%, due 01/14/29[1]	290,000	329,474
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class E,
2.754%, due 09/15/26[1,2]	200,000	200,847
Boca Hotel Portfolio Trust,
Series 2013-BOCA, Class D,
3.204%, due 08/15/26[1,2]	400,000	400,317
Total commercial mortgage-backed securities (cost $925,917)		930,638

Mortgage & agency debt securities: 1.32%
United States: 1.32%
Federal Home Loan Mortgage Corp. REMIC, IO,[5]
3.000%, due 05/15/27	1,115,315	116,617
3.500%, due 10/15/42	1,607,545	359,692
Federal National Mortgage Association REMIC, IO,[5]
Series 2013-87, Class IW,
2.500%, due 06/25/28	3,557,224	377,129
Total mortgage & agency debt securities (cost $802,887)		853,438

Municipal bonds: 2.49%
State of California, GO Bonds,
7.300%, due 10/01/39	500,000	697,590
7.550%, due 04/01/39	200,000	291,936
State of Illinois, GO Bonds,
5.665%, due 03/01/18	555,000	614,352
Total municipal bonds (cost $1,355,605)		1,603,878

US government obligations: 9.21%
US Treasury Bonds, PO,
3.122%, due 08/15/42[6,7]	1,750,000	693,721
4.734%, due 05/15/40[6,7]	2,500,000	1,092,115
US Treasury Notes,
2.000%, due 02/15/22	4,221,000	4,145,816
Total US government obligations (cost $5,802,730)		5,931,652

UBS Fixed Income Opportunities Fund – Portfolio of investments

September 30, 2014 (unaudited)

	Face amount		Value
Non-US government obligations: 2.32%
Croatia: 0.82%
Republic of Croatia,
6.250%, due 04/27/17[4]	$500,000		$531,250

Greece: 1.50%
Hellenic Republic,
2.000%, due 02/24/24[4,8]	EUR	400,000	389,252
2.000%, due 02/24/26[4,8]	220,000		198,564
2.000%, due 02/24/31[4,8]	460,000		374,177
			961,993
Total Non-US government obligations (cost $1,427,703)			1,493,243
Total bonds (cost $51,027,771)			51,979,495

	Shares
Investment company: 17.02%
UBS Opportunistic Emerging Markets Debt Relationship Fund*9 (cost $10,485,568)	571,757	10,961,098

Short-term investment: 0.48%
Investment company: 0.48%
UBS Cash Management Prime Relationship Fund[9] (cost $310,493)	310,493	310,493

	Number of contracts
Options purchased: 3.06%
Call options: 0.62%
2 Year Euro-Dollar Midcurve, strike @ USD 98.00, expires December 2014	284	51,475
5 Year US Treasury Notes, strike @ USD 118.50, expires October 2014	175	41,016
10 Year US Treasury Notes, strike @ USD 125.00, expires November 2014	131	94,156
30 Year US Treasury Bonds, strike @ USD 139.00, expires October 2014	132	88,688

	Face amount covered by contracts
Foreign Exchange Option, Buy USD/JPY, strike @ JPY 104.00, expires February 2015, counterparty: MLI	$1,300,000	73,164
Foreign Exchange Option, Buy USD/EUR, strike @ EUR 0.77, expires May 2015, counterparty: MSCI	650,000	25,359
Foreign Exchange Option, Buy USD/EUR, strike @ EUR 0.77, expires May 2015, counterparty: MLI	650,000	25,359
		399,217

UBS Fixed Income Opportunities Fund – Portfolio of investments

September 30, 2014 (unaudited)

		Number of contracts	Value
Options purchased—(continued)
Put options: 0.72%
2 Year Euro-Dollar Midcurve, strike @ USD 98.00, expires December 2014		284	$197,025
2 Year Euro-Dollar Midcurve, strike @ USD 97.75, expires December 2014		199	68,406
2 Year Euro-Dollar Midcurve, strike @ USD 97.75, expires October 2014		177	21,019
3 Year Euro-Dollar Midcurve, strike @ USD 97.75, expires June 2016		105	54,469
30 Year US Treasury Bonds, strike @ USD 135.00, expires October 2014		132	30,937
90 Day Euro-Dollar Time Deposit, strike @ USD 99.25, expires June 2015		326	46,862
90 Day Euro-Dollar Time Deposit, strike @ USD 99.25, expires March 2015		234	1,463
5 Year US Treasury Notes, strike @ USD 118.00, expires October 2014		88	21,312
10 Year US Treasury Notes, strike @ USD 122.00, expires November 2014		131	20,469
			461,962

		Notional amount
Options purchased on interest rate swaps[10]: 1.57%
Expiring 01/17/18. If option exercised the Fund pays semi-annually 4.380% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 01/19/48. European style. Counterparty: JPMCB		$3,222,000	126,154
Expiring 05/22/15. If option exercised the Fund pays semi-annually 2.350% and receives semi-annually floating 6 month JPY LIBOR. Underlying interest rate swap terminating 05/27/35. European style. Counterparty: BB	JPY	317,000,000	1,424
Expiring 06/17/15. If option exercised the Fund pays semi-annually 2.190% and receives semi-annually floating 6 month GBP LIBOR. Underlying interest rate swap terminating 06/17/17. European style. Counterparty: JPMCB	GBP	9,120,000	26,086
Expiring 06/17/15. If option exercised the Fund receives semi-annually 2.190% and pays semi-annually floating 6 month GBP LIBOR. Underlying interest rate swap terminating 06/17/17. European style. Counterparty: JPMCB		9,120,000	149,589

Expiring 11/02/15. If option exercised the Fund pays semi-annually 6.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB		3,050,000	508
Expiring 12/07/17. If option exercised the Fund pays semi-annually 3.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB		8,650,000	280,920
Expiring 12/07/17. If option exercised the Fund pays semi-annually 3.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB		3,500,000	113,759
Expiring 12/07/17. If option exercised the Fund pays semi-annually 7.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB		8,650,000	11,971
Expiring 12/07/17. If option exercised the Fund pays semi-annually 7.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB		3,500,000	4,852
Expiring 12/19/17. If option exercised the Fund pays semi-annually 3.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/21/22. European style. Counterparty: BB		8,650,000	282,501

UBS Fixed Income Opportunities Fund – Portfolio of investments

September 30, 2014 (unaudited)

	Notional amount	Value
Options purchased—(concluded)
Expiring 12/19/17. If option exercised the Fund pays semi-annually 7.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/21/22. European style. Counterparty: BB	$8,650,000	$12,290
Options purchased on credit default swaps on credit indices[10]: 0.15%
Expiring 10/15/14. If exercised the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of referenced obligation specified in the CDX.NA.HY Series 22 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/19. European style. Counterparty: MLI	6,300,000	48,520
Expiring 10/15/14. If exercised the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of referenced obligation specified in the CDX.NA.HY Series 22 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/19. European style. Counterparty: JPMCB	6,800,000	52,371
		1,110,945
Total options purchased (cost $2,981,946)		1,972,124
Total investments: 101.23% (cost $64,805,778)		65,223,210
Liabilities, in excess of cash and other assets: (1.23%)		(789,430)
Net assets: 100.00%		$64,433,780

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,416,854
Gross unrealized depreciation	(1,999,422)
Net unrealized appreciation of investments	$417,432

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Fixed Income Opportunities Fund – Portfolio of investments

September 30, 2014 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	AUD	2,055,000	USD	1,908,807	12/04/14	$117,728
JPMCB	CHF	1,255,000	USD	1,372,597	12/04/14	57,308
JPMCB	GBP	165,000	USD	273,368	12/04/14	6,028
JPMCB	JPY	265,000,000	USD	2,554,786	12/04/14	137,407
JPMCB	NZD	1,585,000	USD	1,314,911	12/04/14	85,429
JPMCB	USD	399,515	CAD	435,000	12/04/14	(11,691)
MSCI	EUR	7,120,000	USD	9,376,658	12/04/14	379,720
MSCI	USD	899,681	EUR	695,000	12/04/14	(21,469)
MSCI	USD	906,548	JPY	97,100,000	12/04/14	(20,784)
Net unrealized appreciation on forward foreign currency contracts						$729,676

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond, 56 contracts (USD)	December 2014	$8,629,049	$8,540,000	$(89,049)
2 Year US Treasury Notes, 15 contracts (USD)	December 2014	3,283,615	3,282,656	(959)
10 Year US Treasury Notes, 41 contracts (USD)	December 2014	5,071,388	5,110,266	38,878
US Treasury futures sell contracts:
US Long Bond, 34 contracts (USD)	December 2014	(4,693,124)	(4,688,812)	4,312
5 Year US Treasury Notes, 48 contracts (USD)	December 2014	(5,671,053)	(5,676,375)	(5,322)
10 Year US Treasury Notes, 46 contracts (USD)	December 2014	(5,735,558)	(5,733,469)	2,089
Interest rate futures buy contracts:
3 Month EURIBOR, 32 contracts (EUR)	December 2014	10,066,936	10,096,317	29,381
3 Month EURIBOR, 32 contracts (EUR)	March 2015	10,058,385	10,097,327	38,942
3 Month EURIBOR, 32 contracts (EUR)	June 2015	10,047,676	10,097,832	50,156
3 Month EURIBOR, 32 contracts (EUR)	September 2015	10,035,179	10,097,326	62,147
90 Day Euro-Dollar Time Deposit, 89 contracts (USD)	December 2016	21,774,007	21,759,387	(14,620)
Interest rate futures sell contracts:
90 Day Euro-Dollar Time Deposit, 16 contracts (USD)	December 2014	(3,985,744)	(3,990,200)	(4,456)
90 Day Euro-Dollar Time Deposit, 16 contracts (USD)	March 2015	(3,982,144)	(3,986,600)	(4,456)
Euro-Bund, 2 contracts (EUR)	December 2014	(376,719)	(378,157)	(1,438)
Net unrealized appreciation on futures contracts				$105,605

UBS Fixed Income Opportunities Fund – Portfolio of investments

September 30, 2014 (unaudited)

Currency swap agreements10

	Notional Amount									Unrealized
Counterparty	Pay contracts		Receive contracts		Termination date	Pay rate[11]	Receive rate[11]	Upfront payments	Value	appreciation/ (depreciation)
BB	USD	7,292,383	AUD	8,158,397	12/24/22	3 month USD LIBOR	3 month BBSW	$—	$(136,807)	$(136,807)
CITI	AUD	8,158,397	USD	7,292,383	12/24/14	3 month BBSW	3 month USD LIBOR	—	150,340	150,340
CITI	AUD	1,884,491	USD	1,757,665	09/05/15	3 month BBSW	3 month USD LIBOR	—	106,769	106,769
CITI	JPY	762,000,000	USD	7,012,700	03/20/19	3 month JPY LIBOR	3 month USD LIBOR	—	61,204	61,204
CITI	USD	7,012,700	JPY	762,000,000	03/20/15	3 month USD LIBOR	3 month JPY LIBOR	—	(61,146)	(61,146)
JPMCB	USD	1,748,148	AUD	1,884,491	09/05/23	3 month USD LIBOR	3 month BBSW	—	(94,009)	(94,009)
								$—	$26,351	$26,351

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[11]	Payments received by the Fund[11]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
CITI	USD	900,000	02/15/36	4.668%	3 month USD LIBOR	$238,108	$(231,111)	$6,997
CSFB	CAD	5,490,000	02/11/17	3 month BA	3.500%	(28,129)	238,764	210,635
CSFB	CAD	1,550,000	02/11/22	4.145	3 month BA	—	(177,018)	(177,018)
DB	EUR	5,850,000	05/04/22	2.130	6 month EURIBOR	333,785	(770,346)	(436,561)
DB	EUR	2,600,000	05/04/42	6 month EURIBOR	2.460	—	433,352	433,352
DB	USD	4,550,000	02/15/38	4.474	3 month USD LIBOR	1,689,642	(1,066,630)	623,012
DB	USD	695,000	05/15/40	4.560	3 month USD LIBOR	—	(414,672)	(414,672)
DB	USD	875,000	05/15/40	3.470	3 month USD LIBOR	(157,000)	(163,755)	(320,755)
JPMCB	CAD	5,490,000	02/11/17	3.500	3 month BA	—	(238,764)	(238,764)
JPMCB	CAD	1,550,000	02/11/22	3 month BA	4.145	—	177,018	177,018
JPMCB	EUR	5,850,000	05/04/22	6 month EURIBOR	2.130	—	770,346	770,346
JPMCB	EUR	2,600,000	05/04/42	2.460	6 month EURIBOR	—	(433,352)	(433,352)
JPMCB	USD	4,500,000	02/18/16	2.532	3 month USD LIBOR	—	(136,303)	(136,303)
JPMCB	USD	70,000,000	07/03/42	1 month USD LIBOR	3 month USD LIBOR	—	423,024	423,024
MLI	CAD	9,280,000	04/09/17	3 month BA	1.978	—	111,547	111,547
MLI	USD	3,670,000	06/27/42	4.449	3 month USD LIBOR	1,492,980	(933,354)	559,626
MSCI	CAD	8,870,000	04/08/17	3.600	3 month BA	—	(486,351)	(486,351)
						$3,569,386	$(2,897,605)	$671,781

UBS Fixed Income Opportunities Fund – Portfolio of investments

September 30, 2014 (unaudited)

Credit default swaps on credit indices — buy protection12

Counterparty	Referenced index[13]	Notional amount		Termination date	Payments made by the Fund[11]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
CITI	iTraxx Europe Sub Financials Series 21 Index	EUR	4,000,000	06/20/19	1.000%	(65,635)	(19,875)	(85,510)
CITI	CDX.EM.Series 20 Index	USD	4,650,000	12/20/18	5.000	$419,918	$(399,367)	$20,551
JPMCB	CDX.EM.Series 21 Index	USD	1,000,000	06/20/19	5.000	96,328	(90,431)	5,897
MLI	CDX.EM.Series 21 Index	USD	3,500,000	06/20/19	5.000	329,644	(316,509)	13,135
MLI	iTraxx Europe Series 19 Index	EUR	4,000,000	06/20/18	1.000	(34,510)	(96,556)	(131,066)
MSCI	CDX.EM.Series 21 Index	USD	6,700,000	06/20/19	5.000	658,047	(605,889)	52,158
						$1,403,792	$(1,528,627)	$(124,835)

Credit default swaps on corporate and sovereign issues — buy protection12

Counterparty	Referenced obligation[13]	Notional amount		Termination date	Payments made by the Fund[11]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
BB	Cox Communications, Inc. bond, 6.800%, due 08/01/28	USD	875,000	03/20/17	1.000%	$10,259	$(17,065)	$(6,806)
JPMCB	Government of France bond, 4.250%, due 04/25/19	USD	3,025,000	09/20/16	0.250	(97,127)	(6,899)	(104,026)
JPMCB	XL Group PLC bond, 6.250%, due 05/15/27	USD	875,000	03/20/17	1.000	(4,069)	(17,433)	(21,502)
MLI	XL Group PLC bond, 6.250%, due 05/15/27	USD	125,000	09/20/18	1.000	1,909	(3,266)	(1,357)
MLI	American International Group Inc. bond, 6.250%, due 05/01/36	USD	840,000	06/20/19	1.000	16,739	(15,227)	1,512
MLI	CNA Financial Corp. bond, 5.850%, due 12/15/14	USD	500,000	09/20/19	1.000	11,196	(11,579)	(383)
MSCI	V.F. Corp. bond, 5.950%, due 11/01/17	USD	2,750,000	12/20/16	1.000	15,799	(55,693)	(39,894)
						$(45,294)	$(127,162)	$(172,456)

UBS Fixed Income Opportunities Fund – Portfolio of investments

September 30, 2014 (unaudited)

Credit default swaps on credit indices — sell protection14

Counterparty	Referenced Index[13]	Notional amount		Termination date	Payments received by the Fund[11]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[15]
CSFB	CMBX.NA.BBB Series 6 Index	USD	2,550,000	05/11/63	3.000%	$103,103	$(14,051)	$89,052	2.803%
MLI	CDX.NA.HY.Series 15 Index	USD	1,150,000	12/20/15	5.000	30,002	68,531	98,533	0.490
MLI	CMBX.NA.BB Series 6 Index	USD	700,000	05/11/63	5.000	(21,859)	(1,739)	(23,598)	3.231
MSCI	CMBX.NA.BB Series 6 Index	USD	1,000,000	05/11/63	5.000	(31,887)	(2,484)	(34,371)	3.231
						$79,359	$50,257	$129,616

Credit default swaps on corporate and sovereign issues — sell protection14

Counterparty	Referenced obligation[13]	Notional amount		Termination date	Payments received by the Fund[11]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[15]
CITI	State of Illinois bond, 5.000%, due 06/01/29	USD	600,000	12/20/23	1.000%	$(42,727)	$(42,528)	$199	2.000
MLI	JPMorgan Chase & Co. bond, 4.750%, due 03/01/15	USD	875,000	03/20/17	1.000	3,665	13,949	17,614	0.360
MLI	JPMorgan Chase & Co. bond, 4.750%, due 03/01/15	USD	125,000	09/20/18	1.000	(898)	2,418	1,520	0.510
MLI	General Electric Capital Corp. bond, 5.625%, due 09/15/17	USD	840,000	06/20/19	1.000	(18,681)	17,110	(1,571)	0.560
MLI	The Hartford Financial Services Group, Inc. bond, 6.000%, due 01/15/19	USD	500,000	09/20/19	1.000	(7,815)	6,582	(1,233)	0.730
						$(66,456)	$(2,469)	$16,529

UBS Fixed Income Opportunities Fund – Portfolio of investments

September 30, 2014 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount		Termination date	Payments made by the Fund[11]	Payments received by the Fund[11]	Value	Unrealized appreciation/ (depreciation)
EUR	4,500,000	09/24/19	1.810%	6 month EURIBOR	$(385,312)	$(385,312)
GBP	3,595,000	04/16/20	6 month GBP LIBOR	2.477%	71,277	71,277
GBP	4,000,000	04/16/25	3.050	6 month GBP LIBOR	(245,702)	(245,702)
GBP	930,000	04/16/45	6 month GBP LIBOR	3.384	142,834	142,834
NZD	3,550,000	07/24/24	3 month BBSW	4.712	37,326	37,326
NZD	3,550,000	07/24/24	3 month BBSW	4.713	37,437	37,437
NZD	3,100,000	07/24/24	3 month BBSW	4.775	44,910	44,910
USD	8,470,000	08/22/18	3 month USD LIBOR	1.472	(44,780)	(44,780)
USD	1,750,000	08/31/18	2.033	3 month USD LIBOR	1,470	1,470
USD	6,700,000	11/21/18	1.582	3 month USD LIBOR	2,155	2,155
USD	4,800,000	01/17/19	2.171	3 month USD LIBOR	(53,424)	(53,424)
USD	5,250,000	09/24/19	2.347	3 month USD LIBOR	(104,040)	(104,040)
USD	5,000,000	08/22/21	2.176	3 month USD LIBOR	29,972	29,972
USD	8,250,000	12/12/23	3.200	3 month USD LIBOR	(382,897)	(382,897)
					$(848,774)	$(848,774)

Centrally cleared credit default swaps on credit indices — buy protection12

Referenced index[13]	Notional amount		Termination date	Payments made by the Fund[11]	Value	Unrealized (depreciation)
iTraxx Europe Crossover Series 20 Index	EUR	2,150,000	12/20/18	5.000%	$(306,958)	$(95,966)
CDX.NA.HY. Series 22 Index	USD	8,128,000	06/20/19	5.000	(490,713)	190,239
iTraxx Europe Series 21 Index	EUR	6,500,000	06/20/19	1.000	(140,922)	19,709
CDX.NA.IG. Series 22 Index	USD	18,850,000	06/20/19	1.000	(307,180)	63,950
					$(1,245,773)	$177,932

Options written

	Expiration date	Premiums received	Value
Call options
2 Year Euro-Dollar Midcurve, 199 contracts, strike @ USD 98.25	December 2014	$66,466	$(11,194)
3 Year Euro-Dollar Midcurve, 105 contracts, strike @ USD 98.75	June 2016	90,970	(55,781)
3 Year Euro-Dollar Midcurve, 142 contracts, strike @ USD 98.00	December 2016	181,864	(154,425)
Put options
2 Year Euro-Dollar Midcurve, 199 contracts, strike @ USD 97.25	December 2014	68,954	(9,950)
3 Year Euro-Dollar Midcurve, 105 contracts, strike @ USD 96.75	June 2016	67,858	(16,406)
3 Year Euro-Dollar Midcurve, 142 contracts, strike @ USD 98.00	December 2016	218,074	(226,313)

UBS Fixed Income Opportunities Fund – Portfolio of investments

September 30, 2014 (unaudited)

	Expiration date	Premiums received	Value
Options written on interest rate swaps[10]
If option exercised the Fund receives quarterly floating 3 month EURIBOR and pays annually 1.825%. Underlying interest rate swap terminating 12/10/15. European style. Counterparty: BB, Notional Amount EUR 32,000,000	December 2014	$180,156	$(707,705)
If option exercised the Fund receives semi-annually 3.145% and pays semi-annually floating 6 month GBP LIBOR. Underlying interest rate swap terminating 06/17/25. European style. Counterparty: MLI, Notional Amount GBP 2,400,000	June 2015	100,341	(26,536)
If option exercised the Fund receives semi-annually 4.320% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 01/19/20. European style. Counterparty: JPMCB, Notional Amount USD 27,900,000	January 2018	303,861	(122,299)
If option exercised the Fund receives semi-annually 5.000% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB, Notional Amount USD 17,300,000	December 2017	194,625	(120,167)
If option exercised the Fund receives semi-annually 5.000% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB, Notional Amount USD 7,000,000	December 2017	148,750	(48,688)
If option exercised the Fund receives semi-annually 5.000% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/21/22. European style. Counterparty: BB, Notional Amount USD 17,300,000	December 2017	216,250	(121,994)
If option exercised the Fund receives semi-annually 7.250% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB, Notional Amount USD 3,050,000	November 2015	63,135	(68)
If option exercised the Fund receives semi-annually 8.760% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB, Notional Amount USD 3,050,000	November 2015	38,735	(8)
If option exercised the Fund receives semi-annually floating 6 month GBP LIBOR and pays semi-annually 3.145%. Underlying interest rate swap terminating 06/17/25. European style. Counterparty: MLI, Notional Amount GBP 2,400,000	June 2015	100,341	(185,051)
If option exercised the Fund receives semi-annually floating 6 month JPY LIBOR and pays semi-annually 1.750%. Underlying interest rate swap terminating 05/27/35. European style. Counterparty: BB, Notional Amount JPY 317,000,000	May 2015	97,620	(154,812)
Options written on credit default swaps on credit indices[10]
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 22 Index and Fund receives quarterly fixed rate of 5.000%. Underlying credit default swap terminating 06/20/19. European style. Counterparty: CITI, Notional Amount USD 6,800,000	December 2014	45,104	(31,911)
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 22 Index and Fund receives quarterly fixed rate of 5.000%. Underlying credit default swap terminating 06/20/19. European style. Counterparty: MLI, Notional Amount USD 6,300,000	December 2014	23,701	(29,565)
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 22 Index and Fund receives quarterly fixed rate of 5.000%. Underlying credit default swap terminating 06/20/19. European style. Counterparty: MLI, Notional Amount USD 3,100,000	October 2014	7,673	(1,790)
Total options written		$2,214,478	$(2,024,663)

UBS Fixed Income Opportunities Fund – Portfolio of investments

September 30, 2014 (unaudited)

Written options activity for the period ended September 30, 2014 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2014	1,408	$600,522
Options written	284	399,938
Options terminated in closing purchase transactions	(800)	(306,274)
Options expired prior to exercise	—	—
Options outstanding at September 30, 2014	892	$694,186

Written swaptions activity for the period ended September 30, 2014 was as follows:

Swaptions outstanding at June 30, 2014	$1,600,991
Swaptions written	76,478
Swaptions terminated in closing purchase transactions	(157,177)
Swaptions expired prior to exercise	—
Swaptions outstanding at September 30, 2014	$1,520,292

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$35,747,518	$—	$35,747,518
Collateralized debt obligations	—	4,354,203	1,064,925	5,419,128
Commercial mortgage-backed securities	—	930,638	—	930,638
Mortgage & agency debt securities	—	853,438	—	853,438
Municipal bonds	—	1,603,878	—	1,603,878
US government obligations	—	5,931,652	—	5,931,652
Non-US government obligations	—	1,493,243	—	1,493,243
Investment company	—	10,961,098	—	10,961,098
Short-term investment	—	310,493	—	310,493
Options purchased	737,297	1,234,827	—	1,972,124
Forward foreign currency contracts	—	783,620	—	783,620
Futures contracts	225,905	—	—	225,905
Swap agreements	—	2,948,335	—	2,948,335
Total	$963,202	$67,152,943	$1,064,925	$69,181,070

Liabilities
Forward foreign currency contracts	$—	$(53,944)	$—	$(53,944)
Futures contracts	(120,300)	—	—	(120,300)
Swap agreements	—	(9,522,137)	—	(9,522,137)
Options written	(474,069)	(1,550,594)	—	(2,024,663)
Total	$(594,369)	$(11,126,675)	$—	$(11,721,044)

At September 30, 2014, there were no transfers between Level 1 and Level 2.

	Collateralized debt obligations	Total
Assets
Beginning balance	$1,075,535	$1,075,535
Purchases	—	—
Issuances	—	—
Sales	—	—
Accrued discounts (premiums)	141	141
Total realized gain	—	—
Change in net unrealized appreciation/depreciation	(10,751)	(10,751)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance	$1,064,925	$1,064,925

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2014 was $(10,751).

UBS Fixed Income Opportunities Fund – Portfolio of investments

September 30, 2014 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $14,624,906 or 22.70% of net assets.

2	Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2014 and changes periodically.
3	Perpetual bond security. The maturity date reflects the next call date.
4

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2014, the value of these securities amounted to $6,273,750 or 9.74% of net assets.

5

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

6	Rate shown reflects annualized yield September 30, 2014 on zero coupon bond.
7	All or a portion of these securities have been designated as collateral for open swap agreements.
8	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date.
9	The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	three months ended	three months ended	three months ended	three months ended	Value	three months ended
Security description	06/30/14	09/30/14	09/30/14	09/30/14	09/30/14	09/30/14	09/30/14
UBS Cash Management Prime Relationship Fund	$1,161,062	$8,034,423	$8,884,992	$—	$—	$310,493	$165
UBS Opportunistic Emerging Markets Cebt Relationship Fund	12,199,300	—	1,000,000	136,543	(374,745)	10,961,098	—
	$13,360,362	$8,034,423	$9,884,992	$136,543	$(374,745)	$11,271,591	$165

10	Illiquid investment as of September 30, 2014.
11	Payments made or received are based on the notional amount.
12

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

13	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
14

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

15

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

UBS Equity Long-Short Multi-Strategy Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2014

Common stocks
Aerospace & defense	0.75%
Air freight & logistics	0.70
Airlines	0.63
Auto components	0.96
Automobiles	1.34
Banks	6.69
Beverages	0.79
Biotechnology	4.18
Building products	0.13
Capital markets	2.24
Chemicals	1.40
Commercial services & supplies	0.67
Communications equipment	0.32
Construction & engineering	0.36
Construction materials	0.15
Consumer finance	0.97
Containers & packaging	0.32
Diversified financial services	0.21
Diversified telecommunication services	1.03
Electric utilities	0.90
Electrical equipment	0.25
Electronic equipment, instruments & components	1.50
Energy equipment & services	0.90
Food & staples retailing	1.32
Food products	1.20
Gas utilities	0.45
Health care equipment & supplies	0.57
Health care providers & services	3.54
Hotels, restaurants & leisure	1.42
Household durables	0.32
Household products	0.44
Industrial conglomerates	0.58
Insurance	5.68
Internet & catalog retail	1.37
Internet software & services	1.45
IT services	2.04
Life sciences tools & services	1.17
Machinery	1.13
Marine	0.36
Media	2.91
Metals & mining	0.32
Multiline retail	0.64
Oil, gas & consumable fuels	6.64
Personal products	0.20
Pharmaceuticals	9.26
Real estate investment trust (REIT)	0.85
Real estate management & development	1.25
Road & rail	0.89
Semiconductors & semiconductor equipment	4.65
Software	2.25
Specialty retail	0.36
Technology hardware, storage & peripherals	3.05
Textiles, apparel & luxury goods	0.42
Tobacco	1.19
Transportation infrastructure	0.60
Wireless telecommunication services	0.77
Total common stocks	86.68%
Short-term investments	25.50
Total investments before investments sold short	112.18%

UBS Equity Long-Short Multi-Strategy Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2014

Investments sold short
Common stocks
Aerospace & defense	(0.13)%
Airlines	(0.20)
Automobiles	(0.29)
Banks	(2.87)
Beverages	(1.31)
Biotechnology	(1.47)
Capital markets	(1.70)
Chemicals	(2.17)
Commercial services & supplies	(1.50)
Communications equipment	(0.11)
Construction & engineering	(1.40)
Construction materials	(0.32)
Consumer finance	(0.25)
Distributors	(0.26)
Diversified financial services	(0.54)
Diversified telecommunication services	(1.26)
Electric utilities	(0.46)
Electrical equipment	(1.18)
Electronic equipment, instruments & components	(0.33)
Energy equipment & services	(3.69)
Food & staples retailing	(1.06)
Food products	(1.09)
Gas utilities	(0.13)
Health care equipment & supplies	(2.68)
Health care providers & services	(0.32)
Hotels, restaurants & leisure	(1.77)
Household durables	(0.29)
Household products	(0.26)
Independent power and renewable electricity producers	(0.34)
Industrial conglomerates	(0.10)
Insurance	(2.89)
Internet & catalog retail	(0.52)
Internet software & services	(0.68)
IT services	(0.50)
Life sciences tools & services	(1.49)
Machinery	(2.32)
Marine	(0.12)
Media	(1.21)
Metals & mining	(0.92)
Multiline retail	(0.54)
Multi-utilities	(0.60)
Oil, gas & consumable fuels	(6.92)
Personal products	(0.47)
Pharmaceuticals	(1.36)
Real estate investment trust (REIT)	(0.57)
Real estate management & development	(0.33)
Road & rail	(0.13)
Semiconductors & semiconductor equipment	(2.11)
Software	(1.19)
Specialty retail	(0.55)
Technology hardware, storage & peripherals	(1.58)
Textiles, apparel & luxury goods	(1.05)
Thrifts & mortgage finance	(0.56)
Trading companies & distributors	(0.68)
Transportation infrastructure	(0.38)
Wireless telecommunication services	(1.68)
Total common stocks	(60.83)
Right	(0.01)
Total investments sold short	(60.84)%
Total investments, net of investments sold short	51.34%
Cash and other assets, less liabilities	48.66
Net assets	100.00%

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Common stocks: 86.68%
Australia: 0.21%
Starpharma Holdings Ltd.*	59,600	$33,823

Belgium: 1.34%
Belgacom SA	2,315	80,600
bpost SA	2,741	65,322
UCB SA	819	74,212
Total Belgium common stocks		220,134

Brazil: 0.14%
Cielo SA	1,390	22,715

Canada: 3.89%
Canadian Oil Sands Ltd.	3,510	64,750
Connacher Oil and Gas Ltd.*	90,000	10,045
Gran Tierra Energy, Inc.*	9,230	51,015
Lightstream Resources Ltd.	15,005	70,339
Magna International, Inc.	600	56,949
Paramount Resources Ltd., Class A*	2,135	122,291
Perpetual Energy, Inc.*	57,400	89,692
ShaMaran Petroleum Corp.*	65,000	18,862
Suncor Energy, Inc.	975	35,284
Toronto-Dominion Bank	1,100	54,286
TransGlobe Energy Corp.[1]	3,485	21,189
Trilogy Energy Corp.	1,945	44,042
Total Canada common stocks		638,744

Chile: 0.14%
Geopark Ltd.*	2,300	22,287

China: 2.17%
AIA Group Ltd.	10,000	51,607
Hollysys Automation Technologies Ltd.*	2,690	60,498
Lenovo Group Ltd.	31,800	47,366
Tencent Holdings Ltd.	8,000	119,052
Tianhe Chemicals Group Ltd.*2,3,4	200,000	29,749
Vipshop Holdings Ltd. ADR*	252	47,631
Total China common stocks		355,903

Denmark: 1.43%
A.P. Moeller - Maersk A/S, Class B	25	59,221
Danske Bank A/S	2,419	65,574
Novo Nordisk A/S, Class B	1,597	76,036
TDC A/S	4,484	33,969
Total Denmark common stocks		234,800

Finland: 0.82%
Sampo Oyj, Class A	2,793	135,045

France: 2.83%
Aeroports de Paris	324	38,796
AXA SA	1,924	47,393
BNP Paribas SA	662	43,936
Cap Gemini SA	1,166	83,618
Credit Agricole SA	3,239	48,823
Safran SA	1,322	85,710
Sanofi	668	75,532
Schneider Electric SE	529	40,586
Total France common stocks		464,394

Germany: 4.09%
Bayer AG	1,026	142,756
Continental AG	242	45,841
Deutsche Post AG	1,546	49,279
Deutsche Wohnen AG	3,266	69,560
Freenet AG	2,507	65,004
Fresenius Medical Care AG & Co. KGaA	1,056	73,556

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Fresenius SE & Co KGaA	2,047	$101,058
Krones AG	836	72,504
ThyssenKrupp AG*	2,040	53,260
Total Germany common stocks		672,818

Greece: 0.12%
Piraeus Bank SA*	11,500	19,465

Ireland: 1.37%
Accenture PLC, Class A1	440	35,781
Mallinckrodt PLC*1	635	57,245
Perrigo Co. PLC	200	30,038
Ryanair Holdings PLC ADR*	765	43,169
Seagate Technology PLC	1,030	58,988
Total Ireland common stocks		225,221

Israel: 2.42%
Check Point Software Technologies Ltd.*1	3,315	229,531
Mellanox Technologies Ltd.*1	2,100	94,227
Teva Pharmaceutical Industries Ltd. ADR	1,380	74,175
Total Israel common stocks		397,933

Italy: 1.25%
Atlantia SpA	2,414	59,302
Azimut Holding SpA	1,806	45,463
ENI SpA	2,504	59,410
IMMSI SpA*	23,766	16,472
Mediolanum SpA	3,600	25,431
Total Italy common stocks		206,078

Japan: 4.71%
Astellas Pharma, Inc.	4,100	61,064
Fuji Heavy Industries Ltd.	1,500	49,690
Hino Motors Ltd.	3,800	53,174
Hitachi Ltd.	8,000	61,120
Inpex Corp.	2,200	31,104
Japan Airlines Co., Ltd.	2,200	60,198
Japan Petroleum Exploration Co.	1,200	46,067
KDDI Corp.	1,020	61,359
Mitsui Fudosan Co., Ltd.	2,000	61,377
ORIX Corp.	2,500	34,514
Panasonic Corp.	2,500	29,796
Shiseido Co., Ltd.	2,000	32,991
Sumitomo Realty & Development Co., Ltd.	1,000	35,628
Sundrug Co. Ltd.	1,600	71,110
THK Co., Ltd.	2,400	59,805
Tokio Marine Holdings, Inc.	800	24,822
Total Japan common stocks		773,819

Luxembourg: 0.23%
Grand City Properties SA*	2,800	38,118

Netherlands: 2.09%
Delta Lloyd NV	2,051	49,419
ING Groep NV CVA*	8,341	118,561
NN Group NV*	1,603	46,539
NXP Semiconductor NV*1	1,890	129,333
Total Netherlands common stocks		343,852

Norway: 1.50%
Det Norske Oljeselskap ASA*	3,348	29,569
Gjensidige Forsikring ASA	2,520	53,282
Statoil ASA	2,146	58,427
Telenor ASA	2,505	54,978
Yara International ASA	993	49,872

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Common stocks—(continued)
Norway—(concluded)
Total Norway common stocks		$246,128

South Korea: 0.53%
Samsung Electronics Co. Ltd. GDR	58	32,538
Wonik IPS Co. Ltd.*	4,665	55,370
Total South Korea common stocks		87,908

Spain: 2.15%
Acciona SA*	1,038	77,483
ACS Actividades de Construccion y Servicios SA	1,539	58,989
Atresmedia Corp. de Medios de Comunicacion SA	1,600	24,278
Bankia SA*	16,000	29,766
Gas Natural SDG SA	1,559	45,861
Mediaset Espana Comunicacion SA*	2,200	27,303
Melia Hotels International SA	2,000	20,632
Red Electrica Corp. SA	807	69,852
Total Spain common stocks		354,164

Sweden: 1.30%
Lundin Petroleum AB*	1,270	21,468
Nordea Bank AB	5,055	65,530
Svenska Cellulosa AB SCA, Class B	2,005	47,641
Swedish Match AB	2,460	79,585
Total Sweden common stocks		214,224

Switzerland: 2.33%
Lonza Group AG*	551	66,393
Nestle SA	460	33,806
Novartis AG	1,356	127,692
Roche Holding AG (Non-voting)	213	62,900
Zurich Insurance Group AG*	307	91,364
Total Switzerland common stocks		382,155

Taiwan: 0.38%
Catcher Technology Co. Ltd. GDR[5]	1,340	62,111

United Kingdom: 0.84%
Aon PLC[1]	610	53,479
AstraZeneca PLC	76	5,446
Noble Corp. PLC[1]	2,720	60,438
Poundland Group PLC*	3,789	19,369
Total United Kingdom common stocks		138,732

United States: 48.40%
AbbVie, Inc. [1]	1,875	108,300
Acorda Therapeutics, Inc.*1	3,550	120,274
Alexion Pharmaceuticals, Inc.*1	442	73,292
Allergan, Inc.[1]	520	92,659
Alliance Data Systems Corp.*1	311	77,212
Alnylam Pharmaceuticals, Inc.*1	1,340	104,654
Amazon.com, Inc.*1	390	125,752
American Campus Communities, Inc.[1]	730	26,608
American Express Co.	600	52,524
American International Group, Inc.[1]	2,350	126,947
Ameriprise Financial, Inc.	270	33,313
Apple, Inc.[1]	1,850	186,387
Applied Materials, Inc.[1]	5,690	122,961
Baker Hughes, Inc.[1]	630	40,988
BankUnited, Inc.[1]	1,020	31,100
Baxter International, Inc.[1]	895	64,234
BB&T Corp.[1]	800	29,768
Best Buy Co., Inc.[1]	1,750	58,782
Bio-Rad Laboratories, Inc., Class A*1	760	86,184
Bluebird Bio, Inc.*1	500	17,940
Boeing Co.[1]	295	37,577

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Broadcom Corp., Class A1	2,680	$108,326
Capital One Financial Corp.[1]	1,310	106,922
Celgene Corp.*1	1,354	128,332
Chevron Corp.[1]	360	42,955
Chimerix, Inc.*	2,840	78,441
Citigroup, Inc.[1]	3,170	164,269
Colgate-Palmolive Co.[1]	390	25,436
Comcast Corp., Class A1	3,340	179,625
Control4 Corp.*1	1,500	19,395
CVS Health Corp.	700	55,713
Danaher Corp.[1]	1,260	95,735
Digital Realty Trust, Inc.[1]	1,810	112,908
DIRECTV*1	900	77,868
Eli Lilly & Co.[1]	2,270	147,209
EOG Resources, Inc.[1]	390	38,618
F5 Networks, Inc.*1	440	52,246
Fifth Third Bancorp[1]	2,260	45,245
Fiserv, Inc.*1	1,100	71,099
Ford Motor Co.[1]	5,080	75,133
Freescale Semiconductor Ltd.*1	2,970	58,004
General Motors Co.[1]	2,470	78,892
Gilead Sciences, Inc.*1	890	94,740
Google, Inc., Class A*1	85	50,015
Google, Inc., Class C*1	85	49,076
Halcon Resources Corp.*1	3,335	13,207
HCA Holdings, Inc.*1	2,270	160,080
HeartWare International, Inc.*	200	15,526
Herman Miller, Inc.[1]	1,395	41,641
Hertz Global Holdings, Inc.*1	4,240	107,654
Hess Corp.[1]	975	91,962
Hormel Foods Corp.[1]	835	42,911
Hospira, Inc.*1	1,715	89,231
Impax Laboratories, Inc.*1	3,750	88,912
Incyte Corp.*1	665	32,618
International Game Technology	3,220	54,321
Invesco Ltd.[1]	2,090	82,513
Jabil Circuit, Inc.[1]	5,190	104,682
JC Penney Co., Inc.*1	3,530	35,441
Johnson & Johnson[1]	1,000	106,590
JPMorgan Chase & Co.[1]	2,290	137,950
KaloBios Pharmaceuticals, Inc.*1	3,740	5,797
Laboratory Corp. of America Holdings*1	750	76,312
Lennar Corp., Class A	590	22,910
Lexicon Pharmaceuticals, Inc.*1	16,160	22,786
Lincoln National Corp.[1]	2,030	108,767
LyondellBasell Industries NV, Class A1	575	62,480
MacroGenics, Inc.*1	400	8,360
Macy’s, Inc.[1]	855	49,744
Martin Marietta Materials, Inc.[1]	190	24,499
McDermott International, Inc.*1	8,020	45,874
Merck & Co., Inc.[1]	670	39,718
MetLife, Inc.[1]	2,220	119,258
Micron Technology, Inc.*1	4,495	153,999
Microsoft Corp.[1]	1,550	71,858
Mondelez International, Inc., Class A1	3,540	121,298
Monsanto Co.[1]	490	55,130
Morgan Stanley[1]	5,985	206,901
NetApp, Inc.[1]	2,650	113,844
Norfolk Southern Corp.[1]	350	39,060
Owens Corning[1]	660	20,955
PDC Energy, Inc.*1	1,250	62,862
PepsiCo, Inc.[1]	1,400	130,326
Philip Morris International, Inc.[1]	1,390	115,926

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Common stocks—(concluded)
United States—(concluded)
PNC Financial Services Group, Inc.[1]	725	$62,045
Praxair, Inc.[1]	260	33,540
Priceline.com, Inc.*1	44	50,978
Ralph Lauren Corp.[1]	420	69,187
Rite Aid Corp.*1	7,810	37,800
Rocket Fuel, Inc.*1	1,240	19,592
Rock-Tenn Co., Class A1	1,110	52,814
Royal Caribbean Cruises Ltd.	460	30,953
ServiceSource International, Inc.*1	14,090	45,511
Symantec Corp.[1]	2,930	68,884
Thermo Fisher Scientific, Inc.[1]	325	39,553
Thoratec Corp.*	500	13,365
Time Warner, Inc.[1]	400	30,084
Time, Inc.*1	50	1,172
TRW Automotive Holdings Corp.*	550	55,688
UGI Corp.	825	28,124
Ultra Petroleum Corp.*1	1,970	45,822
UnitedHealth Group, Inc.[1]	1,140	98,325
US Bancorp[1]	3,250	135,948
Veeco Instruments, Inc.*1	1,220	42,639
Viacom, Inc., Class B1	320	24,621
Walgreen Co.[1]	890	52,750
Walt Disney Co.[1]	1,280	113,958
Waste Management, Inc.[1]	1,450	68,919
WellPoint, Inc.[1]	600	71,772
Wells Fargo & Co.[1]	890	46,164
Yum! Brands, Inc.[1]	1,760	126,685
Zoetis, Inc.	780	28,821
Total United States common stocks		7,953,275
Total common stocks (cost $12,779,086)		14,243,846

Short-term investments: 25.50%
Investment company: 17.89%
UBS Cash Management Prime Relationship Fund[6] (cost $2,940,345)	2,940,345	2,940,345

	Face Amount
US government obligations: 7.61%
US Treasury Bill
0.016%, due 11/20/14[7] (cost $1,249,972)	$1,250,000	1,249,992
Total short-term investments (cost $4,190,317)		4,190,337
Total investments before investments sold short : 112.18% (cost $16,969,403)		18,434,183

	Shares
Investments sold short: (60.84)%
Common stocks: (60.83)%
Australia: (0.50)%
Buru Energy Ltd.	(9,385)	(6,112)
Energy World Corp. Ltd.	(81,633)	(25,382)
InterOil Corp.	(630)	(34,184)
Karoon Gas Australia Ltd.	(5,420)	(16,511)
Total Australia common stocks		(82,189)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Austria: (0.70)%
Andritz AG	(798)	$(42,490)
Vienna Insurance Group AG Wiener Versicherung Gruppe	(1,598)	(71,984)
Total Austria common stocks		(114,474)

Belgium: (0.83)%
Mobistar SA	(1,728)	(32,210)
Umicore SA	(2,377)	(103,632)
Total Belgium common stocks		(135,842)

Bermuda: (0.79)%
Golar LNG Ltd.	(620)	(41,168)
Seadrill Ltd.	(2,700)	(72,202)
Teekay Tankers Ltd.	(4,320)	(16,113)
Total Bermuda common stocks		(129,483)

Brazil: (0.29)%
Gafisa SA ADR	(20,100)	(48,039)

Canada: (4.19)%
Alderon Iron Ore Corp.	(7,190)	(5,264)
Alterra Power Corp.	(39,000)	(10,621)
Altius Minerals Corp.	(900)	(9,732)
Americas Petrogas, Inc.	(26,260)	(14,772)
Anderson Energy Ltd.	(37,000)	(9,581)
Athabasca Oil Corp.	(9,665)	(49,449)
Ballard Power Systems, Inc.	(14,305)	(45,982)
Bankers Petroleum Ltd.	(8,100)	(38,983)
Birchcliff Energy Ltd.	(1,300)	(12,316)
Bombardier, Inc., Class B	(6,360)	(21,409)
Canacol Energy Ltd.	(12,150)	(57,173)
Copper Mountain Mining Corp.	(7,165)	(15,482)
Crescent Point Energy Corp.	(905)	(32,662)
Donnycreek Energy, Inc.	(4,500)	(9,041)
Fortune Minerals Ltd.	(34,500)	(6,777)
Hydrogenics Corp.	(800)	(13,464)
Just Energy Group, Inc.	(5,210)	(24,190)
Mart Resources, Inc.	(19,585)	(22,384)
Mega Uranium Ltd.	(143,500)	(26,267)
MFC Industrial Ltd.	(1,705)	(12,123)
Northland Power, Inc.	(785)	(12,126)
Petroamerica Oil Corp.	(53,500)	(14,092)
Petromanas Energy, Inc.	(193,500)	(38,011)
Petrowest Corp.	(13,005)	(13,238)
Polaris Minerals Corp.	(8,000)	(14,643)
Questerre Energy Corp.	(20,400)	(18,944)
Rogers Communications, Inc., Class B	(1,700)	(63,631)
Rubicon Minerals Corp.	(9,900)	(13,436)
SNC-Lavalin Group, Inc.	(410)	(18,879)
Sunshine Oilsands Ltd.	(95,000)	(12,588)
Trevali Mining Corp.	(10,520)	(10,802)
Whitecap Resources, Inc.	(1,450)	(20,754)
Total Canada common stocks		(688,816)

China: (0.42)%
Lonking Holdings Ltd.	(130,000)	(23,376)
MIE Holdings Corp.	(86,000)	(11,301)
Newocean Energy Holdings Ltd.	(37,000)	(18,436)
Sino Gas & Energy Holdings Ltd.	(84,475)	(15,469)
Total China common stocks		(68,582)

Colombia: (0.72)%
Pacific Rubiales Energy Corp.	(7,055)	(118,303)

Cyprus: (0.07)%
Songa Offshore	(34,000)	(12,329)

Denmark: (0.83)%
Danske Bank A/S	(1,350)	(36,595)
FLSmidth & Co. A/S	(1,500)	(71,535)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Common stocks—(continued)
Denmark—(concluded)
William Demant Holding A/S	(365)	$(27,977)
Total Denmark common stocks		(136,107)

Finland: (1.54)%
Kone OYJ, Class B	(490)	(19,617)
Konecranes Oyj	(2,176)	(58,357)
Metso Oyj	(1,940)	(68,729)
Outotec Oyj	(5,833)	(44,133)
Stockmann Oyj Abp, Class B	(2,470)	(26,878)
YIT Oyj	(4,708)	(36,162)
Total Finland common stocks		(253,876)

France: (2.50)%
Air France-KLM	(1,425)	(13,344)
Areva SA	(1,700)	(25,835)
Arkema SA	(457)	(30,623)
AXA SA	(2,221)	(54,709)
Bouygues SA	(1,821)	(58,881)
Carrefour SA	(1,432)	(44,227)
Dassault Systemes	(960)	(61,669)
Electricite de France SA	(1,444)	(47,373)
Suez Environnement Co.	(1,020)	(17,253)
Technip SA	(234)	(19,629)
Veolia Environnement SA	(2,120)	(37,382)
Total France common stocks		(410,925)

Germany: (2.58)%
Aurubis AG	(873)	(43,005)
Brenntag AG	(1,052)	(51,489)
Deutsche Boerse AG	(675)	(45,327)
H&R AG	(2,853)	(24,720)
Hamburger Hafen und Logistik AG	(2,613)	(62,090)
Hannover Rueck SE	(430)	(34,705)
K+S AG	(1,445)	(40,763)
LANXESS AG	(469)	(25,843)
RWE AG	(495)	(19,266)
Salzgitter AG	(1,153)	(39,558)
SGL Carbon SE	(1,842)	(37,987)
Total Germany common stocks		(424,753)

Guernsey: (0.04)%
Tethys Petroleum Ltd.	(21,500)	(5,951)

Ireland: (0.46)%
Aer Lingus Group PLC	(10,325)	(18,906)
Endo International PLC	(630)	(43,054)
King Digital Entertainment PLC	(1,100)	(13,970)
Total Ireland common stocks		(75,930)

Italy: (1.54)%
Luxottica Group SpA	(939)	(48,807)
Mediaset SpA	(15,214)	(57,994)
Piaggio & C SpA	(10,272)	(27,612)
Saipem SpA	(4,568)	(96,871)
Saras SpA	(21,978)	(22,165)
Total Italy common stocks		(253,449)

Japan: (0.22)%
Mitsui Chemicals, Inc.	(8,000)	(22,266)
Tokyo Electric Power Co., Inc.	(3,800)	(13,305)
Total Japan common stocks		(35,571)

Luxembourg: (0.33)%
Oriflame Cosmetics SA SDR	(1,985)	(34,174)
Pacific Drilling SA	(2,410)	(19,931)
Total Luxembourg common stocks		(54,105)

Mexico: (0.78)%
Alfa SAB de CV, Class A	(5,000)	(17,114)
America Movil SAB de CV ADR	(3,300)	(83,160)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Coca-Cola Femsa SAB de CV ADR	(280)	$(28,202)
Total Mexico common stocks		(128,476)

Netherlands: (1.32)%
Aegon NV	(4,374)	(36,016)
Akzo Nobel NV	(215)	(14,711)
CNH Industrial NV	(1,710)	(13,545)
Fugro NV CVA	(890)	(26,872)
Koninklijke Vopak NV	(1,524)	(82,120)
QIAGEN NV	(1,900)	(43,044)
Total Netherlands common stocks		(216,308)

Norway: (1.34)%
Fred Olsen Energy ASA	(1,003)	(18,422)
Nordic American Tankers Ltd.	(2,495)	(19,835)
North Atlantic Drilling Ltd.	(2,500)	(16,650)
Norwegian Property ASA	(36,042)	(53,864)
Panoro Energy ASA	(15,845)	(7,301)
Storebrand ASA	(14,284)	(79,512)
TGS-Nopec Geophysical Co. ASA	(1,000)	(25,466)
Total Norway common stocks		(221,050)

Portugal: (0.28)%
Jeronimo Martins, SGPS SA	(4,253)	(46,801)

Singapore: (0.06)%
RH PetroGas Ltd.	(17,000)	(9,777)

South Africa: (0.20)%
Vodacom Group Ltd.	(2,855)	(32,858)

Spain: (1.02)%
Enagas SA	(640)	(20,582)
Tecnicas Reunidas SA	(1,898)	(100,399)
Zardoya Otis SA	(3,714)	(46,032)
Total Spain common stocks		(167,013)

Sweden: (1.64)%
Elekta AB, Class B	(2,600)	(25,556)
Modern Times Group AB, Class B	(1,626)	(51,318)
Ratos AB, Class B	(2,706)	(19,535)
Sandvik AB	(4,093)	(45,970)
SKF AB, Class B	(894)	(18,612)
Svenska Handelsbanken AB, Class A	(760)	(35,592)
TeliaSonera AB	(10,555)	(72,789)
Total Sweden common stocks		(269,372)

Switzerland: (1.57)%
Aryzta AG	(330)	(28,435)
Coca-Cola HBC AG CDI	(2,975)	(64,204)
Holcim Ltd.	(260)	(18,915)
Kuehne + Nagel International AG	(152)	(19,153)
STMicroelectronics NV	(2,280)	(17,603)
Syngenta AG	(170)	(53,830)
Tyco International Ltd.	(1,240)	(55,267)
Total Switzerland common stocks		(257,407)

Turkey: (0.18)%
Coca-Cola Icecek AS	(1,410)	(30,339)

United Kingdom: (0.77)%
Awilco Drilling PLC	(2,820)	(49,861)
Debenhams PLC	(39,440)	(37,188)
Ensco PLC, Class A	(530)	(21,894)
Subsea 7 SA	(1,180)	(16,863)
Total United Kingdom common stocks		(125,806)

United States: (33.12)%
Abaxis, Inc.	(790)	(40,061)
AbbVie, Inc.	(1,340)	(77,398)
Acorda Therapeutics, Inc.	(800)	(27,104)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Common stocks—(continued)
United States—(continued)
Advanced Micro Devices, Inc.	(9,220)	$(31,440)
AGCO Corp.	(350)	(15,911)
American Eagle Energy Corp.	(1,951)	(7,941)
American International Group, Inc.	(1,690)	(91,294)
Associated Banc-Corp.	(2,980)	(51,912)
Astoria Financial Corp.	(2,366)	(29,315)
AT&T, Inc.	(2,835)	(99,905)
Bank of America Corp.	(4,660)	(79,453)
Bank of New York Mellon Corp.	(1,240)	(48,025)
Baxter International, Inc.	(330)	(23,684)
Bio-Reference Laboratories, Inc.	(930)	(26,096)
BNK Petroleum, Inc.	(14,500)	(12,041)
BPZ Resources, Inc.	(3,225)	(6,160)
Bristol-Myers Squibb Co.	(920)	(47,086)
Brown-Forman Corp., Class B	(500)	(45,110)
Buffalo Wild Wings, Inc.	(325)	(43,638)
C.R. Bard, Inc.	(155)	(22,120)
Caesars Entertainment Corp.	(2,000)	(25,160)
Cavium, Inc.	(660)	(32,822)
Celgene Corp.	(870)	(82,459)
Charles River Laboratories International, Inc.	(875)	(52,273)
Charles Schwab Corp.	(3,470)	(101,983)
Cheniere Energy, Inc.	(220)	(17,607)
Choice Hotels International, Inc.	(780)	(40,560)
City National Corp.	(320)	(24,214)
Clorox Co.	(450)	(43,218)
Cognizant Technology Solutions Corp., Class A	(1,170)	(52,381)
Constellation Brands, Inc., Class A	(545)	(47,502)
Continental Resources, Inc.	(684)	(45,472)
Costco Wholesale Corp.	(115)	(14,412)
Darden Restaurants, Inc.	(1,000)	(51,460)
DENTSPLY International, Inc.	(600)	(27,360)
Diamond Offshore Drilling, Inc.	(450)	(15,422)
Diebold, Inc.	(1,310)	(46,269)
Douglas Emmett, Inc.	(620)	(15,915)
Electronic Arts, Inc.	(1,630)	(58,044)
Emerald Oil, Inc.	(3,035)	(18,665)
Enanta Pharmaceuticals, Inc.	(440)	(17,411)
Equity Residential	(370)	(22,785)
Expedia, Inc.	(300)	(26,286)
Fastenal Co.	(1,090)	(48,941)
Federal Realty Investment Trust	(150)	(17,769)
First Niagara Financial Group, Inc.	(2,510)	(20,908)
First Solar, Inc.	(930)	(61,203)
Flextronics International Ltd.	(5,190)	(53,561)
FMC Technologies, Inc.	(580)	(31,500)
Ford Motor Co.	(1,320)	(19,523)
FreightCar America, Inc.	(855)	(28,472)
FuelCell Energy, Inc.	(22,200)	(46,398)
GameStop Corp., Class A	(730)	(30,076)
Gannett Co., Inc.	(1,750)	(51,922)
General Moly, Inc.	(5,730)	(4,269)
Genie Energy Ltd.	(2,180)	(15,325)
Genuine Parts Co.	(480)	(42,101)
Hartford Financial Services Group, Inc.	(2,090)	(77,852)
Healthcare Services Group, Inc.	(2,410)	(68,950)
Helmerich & Payne, Inc.	(300)	(29,361)
Herbalife Ltd.	(990)	(43,312)
Hess Corp.	(370)	(34,898)
Hewlett-Packard Co.	(2,490)	(88,320)
Houston American Energy Corp.	(28,500)	(8,693)
Hyatt Hotels Corp., Class A	(810)	(49,021)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Hyperdynamics Corp.	(4,405)	$(7,929)
Iberiabank Corp.	(340)	(21,253)
IDEXX Laboratories, Inc.	(460)	(54,202)
Intel Corp.	(2,550)	(88,791)
International Business Machines Corp.	(155)	(29,424)
Intrexon Corp.	(860)	(15,979)
Intuitive Surgical, Inc.	(102)	(47,106)
Juniper Networks, Inc.	(785)	(17,388)
Kraft Foods Group, Inc.	(945)	(53,298)
Lamar Advertising Co., Class A	(780)	(38,415)
Leucadia National Corp.	(900)	(21,456)
Lexmark International, Inc., Class A	(2,560)	(108,800)
Lilis Energy, Inc.	(9,900)	(22,275)
LinnCo LLC	(500)	(14,475)
LyondellBasell Industries NV, Class A	(370)	(40,204)
McCormick & Co. Inc. (Non-voting)	(775)	(51,847)
Mead Johnson Nutrition Co.	(290)	(27,904)
Meridian Bioscience, Inc.	(1,390)	(24,589)
Mettler-Toledo International, Inc.	(245)	(62,752)
Michael Kors Holdings Ltd.	(350)	(24,986)
Microchip Technology, Inc.	(670)	(31,644)
Miller Energy Resources, Inc.	(3,255)	(14,322)
Molycorp, Inc.	(2,240)	(2,666)
Mylan, Inc.	(380)	(17,286)
NetApp, Inc.	(365)	(15,680)
Netflix, Inc.	(130)	(58,653)
New York Community Bancorp, Inc.	(2,640)	(41,897)
Northern Oil and Gas, Inc.	(1,705)	(24,245)
Northern Trust Corp.	(480)	(32,654)
PAREXEL International Corp.	(330)	(20,820)
Patterson Cos., Inc.	(650)	(26,929)
People’s United Financial, Inc.	(1,480)	(21,416)
PerkinElmer, Inc.	(710)	(30,956)
Pioneer Natural Resources Co.	(160)	(31,515)
Pitney Bowes, Inc.	(3,290)	(82,217)
Plug Power, Inc.	(5,400)	(24,786)
Post Holdings, Inc.	(550)	(18,249)
Public Storage	(130)	(21,559)
PVH Corp.	(290)	(35,134)
Red Hat, Inc.	(1,115)	(62,607)
Repligen Corp.	(1,190)	(23,693)
ResMed, Inc.	(340)	(16,752)
RF Micro Devices, Inc.	(3,470)	(40,044)
Sagent Pharmaceuticals, Inc.	(1,220)	(37,942)
SandRidge Energy, Inc.	(9,415)	(40,390)
Santander Consumer USA Holdings, Inc.	(2,300)	(40,963)
SBA Communications Corp., Class A	(580)	(64,322)
Sears Holdings Corp.	(1,000)	(25,230)
Signature Bank	(390)	(43,703)
Skyworks Solutions, Inc.	(740)	(42,957)
Staples, Inc.	(2,800)	(33,880)
Starwood Hotels & Resorts Worldwide, Inc.	(510)	(42,437)
Stericycle, Inc.	(340)	(39,630)
STERIS Corp.	(600)	(32,376)
Stifel Financial Corp.	(640)	(30,010)
SVB Financial Group	(420)	(47,078)
Syntroleum Corp.[3,4]	(1,235)	(5,311)
Taubman Centers, Inc.	(220)	(16,060)
TCF Financial Corp.	(3,100)	(48,143)
TD Ameritrade Holding Corp.	(1,430)	(47,719)
Textura Corp.	(695)	(18,348)
Thermo Fisher Scientific, Inc.	(290)	(35,293)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Common stocks—(concluded)
United States—(concluded)
Tidewater, Inc.	(500)	$(19,515)
Travelers Cos., Inc.	(300)	(28,182)
Triangle Petroleum Corp.	(2,135)	(23,506)
Twitter, Inc.	(440)	(22,695)
Under Armour, Inc., Class A	(910)	(62,881)
United Therapeutics Corp.	(440)	(56,606)
US Geothermal, Inc.	(17,000)	(9,520)
Verizon Communications, Inc.	(680)	(33,993)
Vertex Pharmaceuticals, Inc.	(160)	(17,970)
Voya Financial, Inc.	(560)	(21,896)
Vulcan Materials Co.	(320)	(19,274)
Wal-Mart Stores, Inc.	(900)	(68,823)
WebMD Health Corp.	(760)	(31,776)
Wendy’s Corp.	(4,710)	(38,905)
Werner Enterprises, Inc.	(835)	(21,042)
Westamerica Bancorporation	(550)	(25,586)
Williams-Sonoma, Inc.	(400)	(26,628)
Wright Medical Group, Inc.	(1,320)	(39,996)
Zeltiq Aesthetics, Inc.	(1,050)	(23,761)
Zillow, Inc., Class A	(330)	(38,277)
Zimmer Holdings, Inc.	(340)	(34,187)
Zions Bancorporation	(1,300)	(37,778)
Total United States common stocks		(5,441,135)
Total common stocks (proceeds $9,986,819)		(9,995,066)

	Number of rights
Right: (0.01)%
Germany: 0.01%
SGL Carbon SE, expires 10/13/14 (proceeds $0)	(1,842)	(1,931)
Total investments sold short (proceeds $9,986,819)		(9,996,997)
Total investments, net of investments sold short: 51.34%		8,437,186
Cash and other assets, less liabilities— 48.66%		7,995,638
Net assets—100.00%		$16,432,824

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,007,752
Gross unrealized depreciation	(542,972)
Net unrealized appreciation of investments	$1,464,780

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	AUD	270,000	USD	251,100	10/22/14	$15,055
JPMCB	GBP	145,000	USD	241,647	10/22/14	6,623
JPMCB	JPY	15,800,000	USD	155,644	10/22/14	11,562
JPMCB	TRY	1,112,000	USD	509,850	10/22/14	24,094
JPMCB	USD	150,289	EUR	110,500	10/22/14	(10,703)
JPMCB	USD	235,399	GBP	145,000	10/22/14	(375)
JPMCB	USD	149,612	TRY	340,000	10/22/14	(1,089)
JPMCB	ZAR	1,780,000	USD	163,369	10/22/14	6,149
Net unrealized appreciation on forward foreign currency contracts						$51,316

Portfolio Swap Outstanding3

Counterparty	Description	Termination Date[8]	Value
CSI	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR floating rate.	Twelve month maturities of 11/05/14—12/04/15	$(632)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2014 (unaudited)

Additional Information for Portfolio Swap

Portfolio swap positions	Notional Values[9]	Current Values[10]	Value[11]

Long Positions

Chile
GeoPark Ltd.	$41,243	$42,006	763

France
Carrefour SA	24,956	23,627	(1,329)
Peugeot SA	30,511	27,472	(3,039)
Peugeot SA	5,512	4,549	(963)
Schneider Electric SE	51,116	49,102	(2,014)
Total France	112,095	104,750	(7,345)

Ireland
Shire PLC	70,598	76,791	6,193

Netherlands
Royal Dutch Shell PLC	112,364	108,890	(3,474)

Switzerland
Glencore PLC	48,046	45,608	(2,438)

United Kingdom
Anglo American PLC	97,481	88,650	(8,831)
Ashtead Group PLC	53,716	62,581	8,865
Associated British Foods PLC	33,286	32,078	(1,208)
AstraZeneca PLC	64,359	65,500	1,141
Aviva PLC	117,456	119,067	1,611
Berkeley Group Holdings PLC	73,008	68,499	(4,509)
BG Group PLC	82,739	78,422	(4,317)
Big Yellow Group PLC	29,412	30,467	1,055
BP PLC	30,043	27,981	(2,062)
Burberry Group PLC	25,418	27,075	1,657
Capita PLC	77,567	73,400	(4,167)
Dignity PLC	76,768	78,269	1,501
Direct Line Insurance Group PLC	56,977	55,970	(1,007)
Genel Energy PLC	99,725	88,467	(11,258)
Halma PLC	45,788	45,155	(633)
Imperial Tobacco Group PLC	39,587	40,903	1,316
Lloyds Banking Group PLC	92,279	92,873	594
London Stock Exchange Group PLC	107,236	105,379	(1,857)
Michael Page International PLC	28,410	26,266	(2,144)
Next PLC	70,730	65,827	(4,903)
Nichols PLC	58,321	57,707	(614)
Playtech PLC	49,422	49,181	(241)
Premier Oil PLC	40,679	42,155	1,476
Prudential PLC	46,086	43,596	(2,490)
Qinetiq Group PLC	81,718	84,284	2,566
Reckitt Benckiser Group PLC	75,998	76,774	776
Rightmove PLC	50,030	42,570	(7,460)
Rio Tinto PLC	53,396	47,530	(5,866)
Rockhopper Exploration PLC	36,345	34,291	(2,054)
SABMiller PLC	27,547	29,094	1,547
Standard Life PLC	58,256	56,976	(1,280)
Taylor Wimpey PLC	46,097	45,149	(948)
Unilever PLC	76,905	74,675	(2,230)
Vectura Group PLC	26,595	26,320	(275)
William Hill PLC	45,924	48,406	2,482
Total United Kingdom	2,075,304	2,031,537	(43,767)

Total Long Positions of Portfolio Swap	2,459,650	2,409,582	(50,068)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2014 (unaudited)

Portfolio swap positions (continued)	Notional Values[9]	Current Values[10]	Value[11]

Short Positions

Bermuda
Gulf Keystone Petroleum Ltd.	(9,816)	$(7,574)	2,242

China
Aluminum Corporation of China Ltd.	(49,679)	(46,380)	3,299
China Railway Construction Corp Ltd.	(70,240)	(66,700)	3,540
Green Dragon Gas Ltd.	(12,588)	(11,726)	863
Total China	(132,507)	(124,805)	7,702

Hong Kong
China Coal Energy	(62,940)	(60,595)	2,345

Indonesia
Bank Mandiri Persero Tbk PT	(37,318)	(37,215)	103

Ireland
San Leon Energy PLC	(9,651)	(8,426)	1,225

Isle of Man
Bahamas Petroleum Company PLC	(21,021)	(31,979)	(10,958)

Malaysia
Maxis Bhd	(31,981)	(29,833)	2,148

Taiwan
Acer, Inc.	(17,580)	(15,452)	2,128
Compal Electronics, Inc.	(20,363)	(16,458)	3,905
HTC Corp.	(8,823)	(8,668)	155
Taiwan Glass Industry Corp.	(47,350)	(45,520)	1,830
Total Taiwan	(94,116)	(86,098)	8,018

United Kingdom
Admiral Group PLC	(33,646)	(29,449)	4,197
Aggreko PLC	(23,739)	(21,299)	2,440
B&M Retail Ltd.	(24,635)	(24,918)	(283)
Cable & Wireless Communications PLC	(23,717)	(23,611)	106
Chemring Group PLC	(16,365)	(18,183)	(1,818)
Croda International PLC	(43,022)	(40,323)	2,699
De La Rue PLC	(19,744)	(13,209)	6,535
GlaxoSmithKline PLC	(47,017)	(46,145)	872
Iofina PLC	(25,330)	(21,932)	3,398
Legal & General Group PLC	(37,192)	(36,263)	929
Marks & Spencer Group PLC	(64,138)	(60,174)	3,964
Ocado Group PLC	(73,480)	(65,445)	8,035
RSA Insurance Group PLC	(45,472)	(48,014)	(2,542)
SSE PLC	(68,165)	(72,091)	(3,926)
Tesco PLC	(41,204)	(32,958)	8,246
Tullow Oil PLC	(20,089)	(17,724)	2,365
WM Morrison Supermarkets PLC	(56,707)	(56,515)	192
Xcite Energy Ltd.	(19,057)	(16,535)	2,522
Total United Kingdom	(682,719)	(644,788)	37,931

United States
FuelCell Energy, Inc.	(22,072)	(18,601)	3,471

Total Short Positions of Portfolio Swap	(1,104,141)	(1,049,914)	54,227

Net Long and Short Positions of Portfolio Swap	1,355,509	1,359,668	4,159

Financing Costs and Other Receivables			(4,791)

Net Swap Agreement, at value			$(632)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2014 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$9,611,554	$4,632,292	$—	$14,243,846
Short-term investments	—	4,190,337	—	4,190,337
Forward foreign currency contracts	—	63,483	—	63,483
Total	$9,611,554	$8,886,112	$—	$18,497,666

Liabilities
Common stocks sold short	$(6,740,071)	$(3,254,995)	$—	$(9,995,066)
Right	—	(1,931)	—	(1,931)
Forward foreign currency contracts	—	(12,167)	—	(12,167)
Swap agreements	—	(632)	—	(632)
Total	$(6,740,071)	$(3,269,725)	$—	$(10,009,796)

At September 30, 2014, there were no significant transfers between Level 1 and Level 2.

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – September 30, 2014 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1	All or a portion of these securities have been delivered to cover open short positions.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security is considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of this security amounted to $29,749 or 0.18% of net assets.

3	Illiquid investment as of September 30, 2014.
4	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2014, the value of this security amounted to $35,060 or 0.21% of net assets.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	06/30/14	09/30/14	09/30/14	09/30/14	09/30/14
UBS Cash Management Prime Relationship Fund	$3,208,627	$3,388,562	$3,656,844	$2,940,345	$591

5

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2014, the value of these securities amounted to $62,111 or 0.38% of net assets.

6	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.
7	Rate shown is the discount rate at the date of purchase.
8	The twelve month maturity dates are measured from the commencement of investment in each underlying portfolio swap market.
9	Notional value represents the market value (including any fees or commissions) of the long and short positions at the time they are established.
10	Current value represents the market value of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
11	Value represents the unrealized gain (loss) of the positions at September 30, 2014.

UBS Global Sustainable Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2014

Common stocks
Airlines	0.59%
Automobiles	1.99
Banks	11.56
Biotechnology	5.10
Capital markets	0.91
Chemicals	4.04
Commercial services & supplies	1.49
Construction materials	1.63
Containers & packaging	0.61
Diversified telecommunication services	1.86
Electrical equipment	1.60
Electronic equipment, instruments & components	1.16
Food & staples retailing	1.49
Food products	0.46
Health care equipment & supplies	0.71
Health care providers & services	1.79
Hotels, restaurants & leisure	1.87
Household durables	1.97
Household products	1.00
Insurance	6.17
Internet & catalog retail	1.11
IT services	0.25
Life sciences tools & services	0.87
Machinery	3.17
Marine	2.17
Media	2.43
Metals & mining	0.90
Multiline retail	2.23
Oil, gas & consumable fuels	5.40
Personal products	3.65
Pharmaceuticals	5.60
Real estate investment trust (REIT)	1.91
Road & rail	1.29
Semiconductors & semiconductor equipment	9.52
Software	4.21
Technology hardware, storage & peripherals	1.85
Wireless telecommunication services	2.08
Total common stocks	96.64%
Right	0.01
Preferred stock	1.08
Short-term investment	2.00
Investment of cash collateral from securities loaned	2.12
Total investments	101.85%
Liabilities, in excess of cash and other assets	(1.85)
Net assets	100.00%

UBS Global Sustainable Equity Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Common stocks: 96.64%
Australia: 2.27%
Brambles Ltd.	39,288	$326,826
Scentre Group*	22,435	64,550
Westfield Corp.	15,598	101,638
Total Australia common stock		493,014

Austria: 1.06%
OMV AG	6,822	229,402

Canada: 1.99%
Royal Bank of Canada	4,100	293,053
Teck Resources Ltd., Class B	7,400	140,144
Total Canada common stock		433,197

China: 1.67%
AIA Group Ltd.	45,238	233,462
Cathay Pacific Airways Ltd.	70,000	128,608
Total China common stock		362,070

Denmark: 2.17%
A.P. Moeller - Maersk A/S, Class B	199	471,400

France: 4.22%
Carrefour SA	10,570	326,449
Publicis Groupe SA	3,545	242,933
Schneider Electric SE*	4,522	346,939
Total France common stock		916,321

Germany: 2.50%
HeidelbergCement AG	5,384	354,379
SAP SE	2,611	188,435
Total Germany common stocks		542,814

Ireland: 1.53%
Mallinckrodt PLC*	3,700	333,555

Israel: 3.63%
Check Point Software Technologies Ltd.*1	7,500	519,300
Mellanox Technologies Ltd.*	6,000	269,220
Total Israel common stocks		788,520

Italy: 1.14%
Intesa Sanpaolo SpA	82,190	248,109

Japan: 14.40%
Hino Motors Ltd.	17,000	237,885
Kao Corp.	11,000	429,249
KDDI Corp.	7,500	451,172
Panasonic Corp.	20,000	238,367
Shin-Etsu Chemical Co., Ltd.	2,900	190,006
Shiseido Co., Ltd.[1]	22,100	364,550
Sumitomo Mitsui Financial Group, Inc.	6,900	281,137
THK Co., Ltd.	14,400	358,833
Tokio Marine Holdings, Inc.	8,800	273,043
Toyota Motor Corp.	5,200	305,964
Total Japan common stocks		3,130,206

Netherlands: 5.12%
Koninklijke DSM NV	7,293	449,676
NXP Semiconductor NV*	9,700	663,771
Total Netherlands common stocks		1,113,447

Norway: 3.58%
Statoil ASA	13,759	374,600
Telenor ASA	18,396	403,746
Total Norway common stocks		778,346

UBS Global Sustainable Equity Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Spain: 4.09%
Banco Bilbao Vizcaya Argentaria SA	24,764	$298,047
Banco Santander SA	31,845	304,872
Mediaset Espana Comunicacion SA*	22,965	285,008
Total Spain common stocks		887,927

Sweden: 2.35%
Lundin Petroleum AB*	16,491	278,770
Nordea Bank AB	17,884	231,838
Total Sweden common stocks		510,608

Switzerland: 3.47%
Novartis AG	4,587	431,950
Zurich Insurance Group AG*	1,086	323,197
Total Switzerland common stocks		755,147

Taiwan: 2.12%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	22,800	460,104

United Kingdom: 5.87%
Aberdeen Asset Management PLC	30,500	196,771
Aviva PLC	45,301	383,250
Compass Group PLC	25,208	406,585
Premier Oil PLC	53,754	289,952
Total United Kingdom common stocks		1,276,558

United States: 33.46%
Acorda Therapeutics, Inc.*	11,100	376,068
Alnylam Pharmaceuticals, Inc.*	3,900	304,590
Amazon.com, Inc.*	750	241,830
Apple, Inc.	4,000	403,000
Applied Materials, Inc.	12,400	267,964
Baxter International, Inc.	2,150	154,305
Bio-Rad Laboratories, Inc., Class A*	1,670	189,378
Broadcom Corp., Class A	10,100	408,242
Chimerix, Inc.*	4,700	129,814
Citigroup, Inc.	3,400	176,188
Digital Realty Trust, Inc.[1]	4,000	249,520
Eli Lilly & Co.	6,950	450,707
Ford Motor Co.	8,500	125,715
Gilead Sciences, Inc.*	1,800	191,610
Jabil Circuit, Inc.	12,500	252,125
JC Penney Co., Inc.*1	13,400	134,536
Lexicon Pharmaceuticals, Inc.*1	74,900	105,609
Macy’s, Inc.	6,000	349,080
MetLife, Inc.	2,400	128,928
Mondelez International, Inc., Class A	2,900	99,368
Norfolk Southern Corp.	2,520	281,232
PNC Financial Services Group, Inc.	3,400	290,972
Praxair, Inc.	1,840	237,360
Procter & Gamble Co.	2,600	217,724
Rock-Tenn Co., Class A	2,800	133,224
ServiceSource International, Inc.*1	16,500	53,295
Symantec Corp.	8,800	206,888
Timken Co.	2,150	91,139
TimkenSteel Corp.	1,175	54,626
UnitedHealth Group, Inc.	4,510	388,988
US Bancorp	9,300	389,019
Whirlpool Corp.	1,300	189,345
Total United States common stocks		7,272,389
Total common stocks (cost $19,421,854)		21,003,134

Preferred stock: 1.07%
Germany: 1.07%
Volkswagen AG, Preference shares (cost $261,106)	1,134	234,180

UBS Global Sustainable Equity Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Number of rights	Value
Right: 0.01%
Spain: 0.01%
Banco Bilbao Vizcaya Argentaria SA, expires 10/13/2014* (cost $0)	24,764	$2,471

	Shares
Short-term investment: 2.00%
Investment company: 2.00%
UBS Cash Management Prime Relationship Fund[2] (cost $434,048)	434,048	434,048

Investment of cash collateral from securities loaned: 2.12%
UBS Private Money Market Fund LLC[2] (cost $459,720)	459,720	459,720
Total investments: 101.85% (cost $20,576,728)		22,133,553
Liabilities, in excess of cash and other assets—(1.85)%		(400,863)
Net assets—100.00%		$21,732,690

UBS Global Sustainable Equity Fund

Portfolio of investments – September 30, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,218,916
Gross unrealized depreciation	(662,091)
Net unrealized appreciation of investments	$1,556,825

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)[1]	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$9,951,536	$11,051,598	$—	$21,003,134
Preferred stock	—	234,180	—	234,180
Right	—	2,471	—	2,471
Short-term investment	—	434,048	—	434,048
Investment of cash collateral from securities loaned	—	459,720	—	459,720
Total	$9,951,536	$12,182,017	$—	$22,133,553

1 At September 30, 2014, securities valued at $10,165,634 were transferred between Level 1 and Level 2 pursuant to the Fund’s fair valuation policy.

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at September 30, 2014.

2                 The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/14	09/30/14	09/30/14	09/30/14	09/30/14
UBS Cash Management Prime Relationship Fund	$328,482	$1,196,984	$1,091,418	$434,048	$60
UBS Private Money Market Fund LLC[a]	103,482	1,546,934	1,190,696	459,720	4
	$431,964	$2,743,918	$2,282,114	$893,768	$64

a                    The Advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Defensive Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2014

Common stocks
Automobiles	3.21%
Banks	9.65
Beverages	2.75
Biotechnology	6.76
Capital markets	3.79
Chemicals	2.88
Commercial services & supplies	1.74
Construction materials	1.16
Consumer finance	1.84
Diversified telecommunication services	0.95
Electronic equipment, instruments & components	1.45
Energy equipment & services	4.25
Food & staples retailing	1.68
Food products	3.02
Health care equipment & supplies	1.15
Health care providers & services	4.87
Hotels, restaurants & leisure	2.87
Household durables	0.65
Industrial conglomerates	4.68
Insurance	5.19
Internet & catalog retail	2.59
IT services	0.54
Life sciences tools & services	0.91
Machinery	3.06
Media	6.01
Multiline retail	1.85
Oil, gas & consumable fuels	5.25
Pharmaceuticals	11.99
Real estate investment trust (REIT)	3.48
Road & rail	1.67
Semiconductors & semiconductor equipment	11.10
Software	4.07
Specialty retail	1.24
Technology hardware, storage & peripherals	6.00
Textiles, apparel & luxury goods	1.48
Tobacco	3.00
Total common stocks	128.78%
Short-term investment	1.99
Options purchased	1.13
Total investments before investments sold short	131.90%

UBS U.S. Defensive Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2014

Investments sold short
Common stocks
Banks	(2.55)%
Beverages	(0.74)
Biotechnology	(1.35)
Capital markets	(1.81)
Chemicals	(0.49)
Commercial services & supplies	(2.18)
Electronic equipment, instruments & components	(0.38)
Energy equipment & services	(0.51)
Food products	(0.71)
Health care equipment & supplies	(3.11)
Health care providers & services	(1.35)
Hotels, restaurants & leisure	(2.71)
Household products	(0.31)
Insurance	(0.87)
Internet & catalog retail	(0.89)
Internet software & services	(0.78)
IT services	(0.40)
Life sciences tools & services	(1.28)
Media	(1.26)
Oil, gas & consumable fuels	(0.30)
Pharmaceuticals	(1.68)
Real estate investment trust (REIT)	(0.20)
Semiconductors & semiconductor equipment	(2.71)
Software	(0.77)
Technology hardware, storage & peripherals	(1.18)
Textiles, apparel & luxury goods	(0.53)
Thrifts & mortgage finance	(0.26)
Wireless telecommunication services	(0.43)
Total investments sold short	(31.74)%
Total investments, net of investments sold short	100.16%
Liabilities, in excess of cash and other assets	(0.16)
Net assets	100.00%

UBS U.S. Defensive Equity Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Common stocks: 128.78%
Automobiles: 3.21%
Ford Motor Co.[1]	18,400	$272,136
General Motors Co.[1]	7,100	226,774
		498,910
Banks: 9.65%
Citigroup, Inc.[1]	9,369	485,502
JPMorgan Chase & Co.[1]	7,150	430,716
US Bancorp	7,150	299,084
Wells Fargo & Co.	5,500	285,285
		1,500,587
Beverages: 2.75%
PepsiCo, Inc.[1]	4,600	428,214

Biotechnology: 6.76%
Acorda Therapeutics, Inc.*1	7,750	262,570
Alexion Pharmaceuticals, Inc.*1	900	149,238
Alnylam Pharmaceuticals, Inc.*1	1,700	132,770
Bluebird Bio, Inc.*1	700	25,116
Chimerix, Inc.*1	4,900	135,338
Gilead Sciences, Inc.*1	2,350	250,157
KaloBios Pharmaceuticals, Inc.*1	4,700	7,285
Lexicon Pharmaceuticals, Inc.*1	54,450	76,775
MacroGenics, Inc.*1	600	12,540
		1,051,789
Capital markets: 3.79%
Invesco Ltd.[1]	5,300	209,244
Morgan Stanley[1]	11,000	380,270
		589,514
Chemicals: 2.88%
Monsanto Co.[1]	1,800	202,518
Praxair, Inc.[1]	1,900	245,100
		447,618
Commercial services & supplies: 1.74%
Waste Management, Inc.	5,700	270,921

Construction materials: 1.16%
Martin Marietta Materials, Inc.[1]	1,400	180,516

Consumer finance: 1.84%
Capital One Financial Corp.[1]	3,500	285,670

Diversified telecommunication services: 0.95%
Pacific DataVision, Inc.*1,2	5,900	147,500

Electronic equipment, instruments & components: 1.45%
Jabil Circuit, Inc.[1]	11,200	225,904

Energy equipment & services: 4.25%
Baker Hughes, Inc.[1]	3,100	201,686
Halliburton Co.[1]	2,450	158,049
McDermott International, Inc.*1	20,350	116,402
Noble Corp. PLC[1]	8,350	185,537
		661,674
Food & staples retailing: 1.68%
Rite Aid Corp.*	14,800	71,632
Walgreen Co.	3,200	189,664
		261,296
Food products: 3.02%
Mondelez International, Inc., Class A1	13,700	469,431

Health care equipment & supplies: 1.15%
Baxter International, Inc.[1]	2,500	179,425

UBS U.S. Defensive Equity Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Health care providers & services: 4.87%
Envision Healthcare Holdings, Inc.*1	2,900	$100,572
Laboratory Corp. of America Holdings*1	3,400	345,950
UnitedHealth Group, Inc.	3,600	310,500
		757,022
Hotels, restaurants & leisure: 2.87%
Yum! Brands, Inc.	6,200	446,276

Household durables: 0.65%
Lennar Corp., Class A1	2,600	100,958

Industrial conglomerates: 4.68%
Danaher Corp.[1]	4,400	334,312
General Electric Co.[1]	15,400	394,548
		728,860
Insurance: 5.19%
Aon PLC[1]	2,300	201,641
Lincoln National Corp.[1]	5,150	275,937
MetLife, Inc.[1]	6,150	330,378
		807,956
Internet & catalog retail: 2.59%
Amazon.com, Inc.*1	1,250	403,050

IT services: 0.54%
ServiceSource International, Inc.*	25,850	83,496

Life sciences tools & services: 0.91%
Bio-Rad Laboratories, Inc., Class A*1	1,250	141,750

Machinery: 3.06%
Illinois Tool Works, Inc.[1]	2,800	236,376
Parker-Hannifin Corp.[1]	2,100	239,715
		476,091
Media: 6.01%
Comcast Corp., Class A1	8,300	446,374
Time Warner, Inc.	1,650	124,097
Walt Disney Co.	4,100	365,023
		935,494
Multiline retail: 1.85%
JC Penney Co., Inc.*1	10,400	104,416
Macy’s, Inc.[1]	3,150	183,267
		287,683
Oil, gas & consumable fuels: 5.25%
Chevron Corp.[1]	1,200	143,184
EOG Resources, Inc.[1]	3,150	311,913
Exxon Mobil Corp.[1]	2,100	197,505
PDC Energy, Inc.*1	3,250	163,442
		816,044
Pharmaceuticals: 11.99%
Allergan, Inc.[1]	1,300	231,647
Eli Lilly & Co.[1]	5,800	376,130
Hospira, Inc.*1	5,000	260,150
Impax Laboratories, Inc.*1	8,600	203,906
Johnson & Johnson[1]	700	74,613
Mallinckrodt PLC*1	2,000	180,300
Merck & Co., Inc.[1]	5,550	329,004
Teva Pharmaceutical Industries Ltd. ADR	3,900	209,625
		1,865,375
Real estate investment trust (REIT): 3.48%
American Campus Communities, Inc.[1]	1,800	65,610

UBS U.S. Defensive Equity Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Digital Realty Trust, Inc.[1]	4,200	$261,996
Simon Property Group, Inc.	1,300	213,746
		541,352
Road & rail: 1.67%
Hertz Global Holdings, Inc.*1	10,250	260,248

Semiconductors & semiconductor equipment: 11.10%
Applied Materials, Inc.[1]	15,700	339,277
Broadcom Corp., Class A1	7,850	317,297
Freescale Semiconductor Ltd.*1	6,800	132,804
Mellanox Technologies Ltd.*1	5,800	260,246
Micron Technology, Inc.*1	9,600	328,896
NXP Semiconductor NV*1	5,100	348,993
		1,727,513
Software: 4.07%
Check Point Software Technologies Ltd.*1	3,700	256,188
Symantec Corp.	16,050	377,335
		633,523
Specialty retail: 1.24%
Best Buy Co., Inc.[1]	5,750	193,142

Technology hardware, storage & peripherals: 6.00%
Apple, Inc.[1]	6,580	662,935
NetApp, Inc.[1]	6,300	270,648
		933,583
Textiles, apparel & luxury goods: 1.48%
Ralph Lauren Corp.	1,400	230,622

Tobacco: 3.00%
Philip Morris International, Inc.[1]	5,600	467,040
Total common stocks (cost $15,360,494)		20,036,047

Short-term investment: 1.99%
Investment company: 1.99%
UBS Cash Management Prime Relationship Fund[3] (cost $308,839)	308,839	308,839

	Number of Contracts
Options purchased: 1.13%
Put option: 1.13%
S&P 500 Index, strike @ USD 1,900, expires November 2014 (cost $148,879)	77	176,330
Total investments before investments sold short: 131.90% (cost $15,818,212)		20,521,216

	Shares
Investments sold short: (31.74)%
Common stocks: (31.74)%
Banks: (2.55)%
Associated Banc-Corp.	(2,450)	(42,679)
Bank of America Corp.	(3,850)	(65,642)
First Niagara Financial Group, Inc.	(4,950)	(41,233)
Iberiabank Corp.	(900)	(56,259)
Signature Bank	(500)	(56,030)
SVB Financial Group	(500)	(56,045)
TCF Financial Corp.	(2,550)	(39,602)
Westamerica Bancorporation	(850)	(39,542)
		(397,032)

UBS U.S. Defensive Equity Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Beverages: (0.74)%
Brown-Forman Corp., Class B	(600)	$(54,132)
Constellation Brands, Inc., Class A	(700)	(61,012)
		(115,144)
Biotechnology: (1.35)%
Celgene Corp.	(900)	(85,302)
Repligen Corp.	(2,350)	(46,789)
United Therapeutics Corp.	(600)	(77,190)
		(209,281)
Capital markets: (1.81)%
Charles Schwab Corp.	(4,500)	(132,255)
Northern Trust Corp.	(700)	(47,621)
Stifel Financial Corp.	(950)	(44,546)
TD Ameritrade Holding Corp.	(1,700)	(56,729)
		(281,151)
Chemicals: (0.49)%
LyondellBasell Industries NV, Class A	(700)	(76,062)

Commercial services & supplies: (2.18)%
Healthcare Services Group, Inc.	(4,800)	(137,328)
Pitney Bowes, Inc.	(4,800)	(119,952)
Stericycle, Inc.	(700)	(81,592)
		(338,872)
Electronic equipment, instruments & components: (0.38)%
Flextronics International Ltd.	(5,700)	(58,824)

Energy equipment & services: (0.51)%
FMC Technologies, Inc.	(750)	(40,733)
Helmerich & Payne, Inc.	(400)	(39,148)
		(79,881)
Food products: (0.71)%
Kraft Foods Group, Inc.	(1,000)	(56,400)
McCormick & Co. Inc. (Non-voting)	(800)	(53,520)
		(109,920)
Health care equipment & supplies: (3.11)%
Abaxis, Inc.	(1,500)	(76,065)
Boston Scientific Corp.	(4,000)	(47,240)
DENTSPLY International, Inc.	(1,200)	(54,720)
IDEXX Laboratories, Inc.	(400)	(47,132)
Meridian Bioscience, Inc.	(1,600)	(28,304)
PhotoMedex, Inc.	(5,000)	(31,000)
STERIS Corp.	(800)	(43,168)
Wright Medical Group, Inc.	(1,500)	(45,450)
Zeltiq Aesthetics, Inc.	(2,700)	(61,101)
Zimmer Holdings, Inc.	(500)	(50,275)
		(484,455)
Health care providers & services: (1.35)%
Bio-Reference Laboratories, Inc.	(2,600)	(72,956)
Centene Corp.	(1,000)	(82,710)
Patterson Cos., Inc.	(1,300)	(53,859)
		(209,525)
Hotels, restaurants & leisure: (2.71)%
Buffalo Wild Wings, Inc.	(500)	(67,135)
Choice Hotels International, Inc.	(2,800)	(145,600)
Hyatt Hotels Corp., Class A	(1,600)	(96,832)
Starwood Hotels & Resorts Worldwide, Inc.	(750)	(62,407)
Wendy’s Corp.	(6,000)	(49,560)
		(421,534)

UBS U.S. Defensive Equity Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Common stocks—(concluded)
Household products: (0.31)%
Clorox Co.	(500)	$(48,020)

Insurance: (0.87)%
American International Group, Inc.	(2,500)	(135,050)

Internet & catalog retail: (0.89)%
Netflix, Inc.	(180)	(81,212)
Priceline.com, Inc.	(50)	(57,929)
		(139,141)
Internet software & services: (0.78)%
WebMD Health Corp.	(1,500)	(62,715)
Zillow, Inc., Class A	(500)	(57,995)
		(120,710)
IT services: (0.40)%
Cognizant Technology Solutions Corp., Class A	(1,400)	(62,678)

Life sciences tools & services: (1.28)%
Mettler-Toledo International, Inc.	(350)	(89,646)
PerkinElmer, Inc.	(1,400)	(61,040)
Thermo Fisher Scientific, Inc.	(400)	(48,680)
		(199,366)
Media: (1.26)%
Gannett Co., Inc.	(4,600)	(136,482)
Lamar Advertising Co., Class A	(1,200)	(59,100)
		(195,582)
Oil, gas & consumable fuels: (0.30)%
Hess Corp.	(500)	(47,160)

Pharmaceuticals: (1.68)%
AbbVie, Inc.	(1,700)	(98,192)
Endo International PLC	(1,300)	(88,842)
Sagent Pharmaceuticals, Inc.	(2,400)	(74,640)
		(261,674)
Real estate investment trust (REIT): (0.20)%
Equity Residential	(500)	(30,790)

Semiconductors & semiconductor equipment: (2.71)%
Advanced Micro Devices, Inc.	(14,300)	(48,763)
Cavium, Inc.	(1,100)	(54,703)
First Solar, Inc.	(1,600)	(105,296)
Microchip Technology, Inc.	(1,250)	(59,037)
RF Micro Devices, Inc.	(6,350)	(73,279)
Skyworks Solutions, Inc.	(1,400)	(81,270)
		(422,348)
Software: (0.77)%
Electronic Arts, Inc.	(1,800)	(64,098)
Red Hat, Inc.	(1,000)	(56,150)
		(120,248)
Technology hardware, storage & peripherals: (1.18)%
Diebold, Inc.	(1,500)	(52,980)
Hewlett-Packard Co.	(2,000)	(70,940)
Lexmark International, Inc., Class A	(1,400)	(59,500)
		(183,420)
Textiles, apparel & luxury goods: (0.53)%
Under Armour, Inc., Class A	(1,200)	(82,920)

Thrifts & mortgage finance: (0.26)%
Astoria Financial Corp.	(3,300)	(40,887)

Wireless telecommunication services: (0.43)%
SBA Communications Corp., Class A	(600)	(66,540)

Total investments sold short (proceeds $3,713,485)		(4,938,215)
Total investments, net of investments sold short—100.16%		15,583,001
Liabilities, in excess of cash and other assets—(0.16)%		(25,339)
Net assets—100.00%		$15,557,662

UBS U.S. Defensive Equity Fund

Portfolio of investments – September 30, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$5,217,871
Gross unrealized depreciation	(514,867)
Net unrealized appreciation of investments	$4,703,004

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Options written

	Expiration date	Premiums received	Value
Put option
S&P 500 Index, 77 contracts, strike @ USD 1,700.00	November 2014	30,531	(33,880)

Written options activity for the period ended September 30, 2014 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2014	80	$39,800
Options written	77	30,531
Options terminated in closing purchase transactions	(80)	(39,800)
Options expired prior to exercise	—	—
Options outstanding at September 30, 2014	77	$30,531

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$19,888,547	$147,500	$—	$20,036,047
Short-term investment	—	308,839	—	308,839
Options purchased	176,330	—	—	176,330
Total	$20,064,877	$456,339	$—	$20,521,216

Liabilities
Common stocks sold short	$(4,938,215)	$—	$—	$(4,938,215)
Options written	(33,880)	—	—	(33,880)
Total	$(4,972,095)	$—	$—	$(4,972,095)

At September 30, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                      Non-income producing security.

1                      All or a portion of these securities have been delivered to cover open short positions.

2                      Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security is considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of this security amounted to $147,500 or 0.95% of net assets.

3                      The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/14	09/30/14	09/30/14	09/30/14	09/30/14
UBS Cash Management Prime Relationship Fund	$232,835	$988,655	$912,651	$308,839	$34

UBS U.S. Equity Opportunity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2014

Common stocks
Automobiles	2.82%
Banks	7.72
Beverages	3.36
Biotechnology	6.52
Capital markets	3.63
Chemicals	2.72
Diversified telecommunication services	0.99
Electronic equipment, instruments & components	1.71
Energy equipment & services	3.64
Food & staples retailing	2.84
Food products	3.56
Insurance	5.15
Internet & catalog retail	3.81
Internet software & services	4.71
Life sciences tools & services	1.65
Media	3.38
Oil, gas & consumable fuels	3.51
Pharmaceuticals	4.44
Real estate investment trust (REIT)	2.86
Semiconductors & semiconductor equipment	10.33
Software	2.66
Technology hardware, storage & peripherals	7.80
Tobacco	3.18
Total common stocks	92.99%
Short-term investment	7.36
Investment of cash collateral from securities loaned	5.66
Total investments	106 .01%
Liabilities, in excess of cash and other assets	(6.01)
Net assets	100.00%

UBS U.S. Equity Opportunity Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Common stocks: 92.99%
Automobiles: 2.82%
Ford Motor Co.	83,900	$1,240,881

Banks: 7.72%
Citigroup, Inc.	41,654	2,158,510
US Bancorp	29,700	1,242,351
		3,400,861
Beverages: 3.36%
PepsiCo, Inc.	15,900	1,480,131

Biotechnology: 6.52%
Acorda Therapeutics, Inc.*	30,700	1,040,116
Alnylam Pharmaceuticals, Inc.*	11,600	905,960
Bluebird Bio, Inc.*1	5,300	190,164
Chimerix, Inc.*	12,700	350,774
KaloBios Pharmaceuticals, Inc.*	36,600	56,730
Lexicon Pharmaceuticals, Inc.*1	148,000	208,680
MacroGenics, Inc.*	5,600	117,040
		2,869,464
Capital markets: 3.63%
Morgan Stanley	46,300	1,600,591

Chemicals: 2.72%
Praxair, Inc.	9,300	1,199,700

Diversified telecommunication services: 0.99%
Pacific DataVision, Inc.*2	17,400	435,000

Electronic equipment, instruments & components: 1.71%
Jabil Circuit, Inc.	37,400	754,358

Energy equipment & services: 3.64%
Baker Hughes, Inc.	16,100	1,047,466
Noble Corp. PLC	25,100	557,722
		1,605,188
Food & staples retailing: 2.84%
Rite Aid Corp.*	75,600	365,904
Walgreen Co.	14,900	883,123
		1,249,027
Food products: 3.56%
Mondelez International, Inc., Class A	45,800	1,569,337

Insurance: 5.15%
Lincoln National Corp.	19,800	1,060,884
MetLife, Inc.	22,500	1,208,700
		2,269,584
Internet & catalog retail: 3.81%
Amazon.com, Inc.*	5,200	1,676,688

Internet software & services: 4.71%
Google, Inc., Class A*	1,780	1,047,370
Google, Inc., Class C*	1,780	1,027,701
		2,075,071
Life sciences tools & services: 1.65%
Bio-Rad Laboratories, Inc., Class A*	6,400	725,760

Media: 3.38%
Walt Disney Co.	16,700	1,486,801

Oil, gas & consumable fuels: 3.51%
EOG Resources, Inc.	15,600	1,544,712

Pharmaceuticals: 4.44%
Hospira, Inc.*	23,200	1,207,096
Mallinckrodt PLC*1	8,300	748,245
		1,955,341

UBS U.S. Equity Opportunity Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Real estate investment trust (REIT): 2.86%
Digital Realty Trust, Inc.	20,200	$1,260,076

Semiconductors & semiconductor equipment: 10.33%
Applied Materials, Inc.	59,200	1,279,312
Broadcom Corp., Class A	17,500	707,350
Freescale Semiconductor Ltd.*1	27,600	539,028
Mellanox Technologies Ltd.*	16,700	749,329
Micron Technology, Inc.*	37,200	1,274,472
		4,549,491
Software: 2.66%
Check Point Software Technologies Ltd.*1	16,900	1,170,156

Technology hardware, storage & peripherals: 7.80%
Apple, Inc.	24,375	2,455,781
NetApp, Inc.	22,800	979,488
		3,435,269
Tobacco: 3.18%
Philip Morris International, Inc.	16,800	1,401,120
Total common stocks (cost $33,364,389)		40,954,607

Short-term investment: 7.36%
Investment company: 7.36%
UBS Cash Management Prime Relationship Fund[3] (cost $3,240,972)	3,240,972	3,240,972

Investment of cash collateral from securities loaned: 5.66%
UBS Private Money Market Fund LLC[3] (cost $2,491,719)	2,491,719	2,491,719
Total investments—106.01% (cost $39,097,080)		46,687,298
Liabilities, in excess of cash and other assets—(6.01)%		(2,648,534)
Net assets—100.00%		$44,038,764

UBS U.S. Equity Opportunity Fund

Portfolio of investments – September 30, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,416,692
Gross unrealized depreciation	(826,474)
Net unrealized appreciation of investments	$7,590,218

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$40,519,607	$435,000	$—	$40,954,607
Short-term investment	—	3,240,972	—	3,240,972
Investment of cash collateral from securities loaned	—	2,491,719	—	2,491,719
Total	$40,519,607	$6,167,691	$—	$46,687,298

At September 30, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at September 30, 2014.

2                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security is considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of this security amounted to $435,000 or 0.99% of net assets.

3                 The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/14	09/30/14	09/30/14	09/30/14	09/30/14
UBS Cash Management Prime Relationship Fund	$1,765,405	$3,636,950	$2,161,383	$3,240,972	$373
UBS Private Money Market Fund LLC[a]	2,555,583	9,522,297	9,586,161	2,491,719	51
	$4,320,988	$13,159,247	$11,747,544	$5,732,691	$424

a The Advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Large Cap Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2014

Common stocks
Automobiles	2.34%
Banks	8.41
Beverages	2.86
Biotechnology	4.89
Capital markets	2.04
Chemicals	2.38
Commercial services & supplies	1.45
Construction materials	0.94
Consumer finance	1.44
Electronic equipment, instruments & components	1.28
Energy equipment & services	3.34
Food & staples retailing	1.44
Food products	2.57
Health care equipment & supplies	0.86
Health care providers & services	3.39
Hotels, restaurants & leisure	2.29
Household durables	0.67
Industrial conglomerates	3.20
Insurance	3.97
Internet & catalog retail	2.02
IT services	0.42
Life sciences tools & services	0.73
Machinery	2.31
Media	4.39
Multiline retail	1.79
Oil, gas & consumable fuels	4.74
Pharmaceuticals	7.31
Real estate investment trust (REIT)	3.55
Road & rail	1.14
Semiconductors & semiconductor equipment	7.22
Software	2.99
Specialty retail	0.79
Technology hardware, storage & peripherals	5.40
Textiles, apparel & luxury goods	1.31
Tobacco	2.69
Total common stocks	98.56%
Short-term investment	1.33
Investment of cash collateral from securities loaned	3.54
Total investments	103.43%
Liabilities, in excess of cash and other assets	(3.43)
Net assets	100.00%

UBS U.S. Large Cap Equity Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Common stocks: 98.56%
Automobiles: 2.34%
Ford Motor Co.	117,900	$1,743,741
General Motors Co.	48,700	1,555,478
		3,299,219
Banks: 8.41%
Citigroup, Inc.	73,930	3,831,053
JPMorgan Chase & Co.	61,700	3,716,808
US Bancorp	57,100	2,388,493
Wells Fargo & Co.	36,550	1,895,848
		11,832,202
Beverages: 2.86%
PepsiCo, Inc.	43,200	4,021,488

Biotechnology: 4.89%
Acorda Therapeutics, Inc.*	53,600	1,815,968
Alnylam Pharmaceuticals, Inc.*	15,700	1,226,170
Bluebird Bio, Inc.*1	6,600	236,808
Chimerix, Inc.*	37,900	1,046,798
Gilead Sciences, Inc.*	18,200	1,937,390
Lexicon Pharmaceuticals, Inc.*1	358,300	505,203
MacroGenics, Inc.*	5,000	104,500
		6,872,837
Capital markets: 2.04%
Invesco Ltd.	33,100	1,306,788
Morgan Stanley	45,300	1,566,021
		2,872,809
Chemicals: 2.38%
Monsanto Co.	14,700	1,653,897
Praxair, Inc.	13,100	1,689,900
		3,343,797
Commercial services & supplies: 1.45%
Waste Management, Inc.	42,900	2,039,037

Construction materials: 0.94%
Martin Marietta Materials, Inc.	10,300	1,328,082

Consumer finance: 1.44%
Capital One Financial Corp.	24,800	2,024,176

Electronic equipment, instruments & components: 1.28%
Jabil Circuit, Inc.	89,300	1,801,181

Energy equipment & services: 3.34%
Baker Hughes, Inc.	16,800	1,093,008
Halliburton Co.	20,100	1,296,651
McDermott International, Inc.*1	176,800	1,011,296
Noble Corp. PLC	58,500	1,299,870
		4,700,825
Food & staples retailing: 1.44%
Rite Aid Corp.*	116,100	561,924
Walgreen Co.	24,600	1,458,042
		2,019,966
Food products: 2.57%
Mondelez International, Inc., Class A	105,500	3,614,958

Health care equipment & supplies: 0.86%
Baxter International, Inc.	16,800	1,205,736

Health care providers & services: 3.39%
Envision Healthcare Holdings, Inc.*	29,700	1,029,996

UBS U.S. Large Cap Equity Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Laboratory Corp. of America Holdings*	15,700	$1,597,475
UnitedHealth Group, Inc.	24,800	2,139,000
		4,766,471
Hotels, restaurants & leisure: 2.29%
Yum! Brands, Inc.	44,700	3,217,506

Household durables: 0.67%
Lennar Corp., Class A	24,300	943,569

Industrial conglomerates: 3.20%
Danaher Corp.	22,300	1,694,354
General Electric Co.	109,400	2,802,828
		4,497,182
Insurance: 3.97%
Aon PLC	16,300	1,429,021
Lincoln National Corp.	33,300	1,784,214
MetLife, Inc.	44,100	2,369,052
		5,582,287
Internet & catalog retail: 2.02%
Amazon.com, Inc.*	8,800	2,837,472

IT services: 0.42%
ServiceSource International, Inc.*1	185,200	598,196

Life sciences tools & services: 0.73%
Bio-Rad Laboratories, Inc., Class A*	9,000	1,020,600

Machinery: 2.31%
Illinois Tool Works, Inc.	16,800	1,418,256
Parker-Hannifin Corp.	16,000	1,826,400
		3,244,656
Media: 4.39%
Comcast Corp., Class A	54,000	2,904,120
Walt Disney Co.	36,700	3,267,401
		6,171,521
Multiline retail: 1.79%
JC Penney Co., Inc.*1	102,300	1,027,092
Macy’s, Inc.	25,700	1,495,226
		2,522,318
Oil, gas & consumable fuels: 4.74%
Chevron Corp.	11,600	1,384,112
EOG Resources, Inc.	28,700	2,841,874
Exxon Mobil Corp.	14,600	1,373,130
PDC Energy, Inc.*	21,200	1,066,148
		6,665,264
Pharmaceuticals: 7.31%
Allergan, Inc.	9,200	1,639,348
Eli Lilly & Co.	53,000	3,437,050
Hospira, Inc.*	32,900	1,711,787
Impax Laboratories, Inc.*	42,700	1,012,417
Mallinckrodt PLC*	16,600	1,496,490
Teva Pharmaceutical Industries Ltd. ADR	18,400	989,000
		10,286,092
Real estate investment trust (REIT): 3.55%
Digital Realty Trust, Inc.[1]	43,800	2,732,244
Simon Property Group, Inc.	13,800	2,268,996
		5,001,240
Road & rail: 1.14%
Hertz Global Holdings, Inc.*	63,100	1,602,109

UBS U.S. Large Cap Equity Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Common stocks—(concluded)
Semiconductors & semiconductor equipment: 7.22%
Applied Materials, Inc.	87,900	$1,899,519
Broadcom Corp., Class A	45,100	1,822,942
Freescale Semiconductor Ltd.*1	69,200	1,351,476
Mellanox Technologies Ltd.*	32,000	1,435,840
Micron Technology, Inc.*	51,300	1,757,538
NXP Semiconductor NV*	27,600	1,888,668
		10,155,983
Software: 2.99%
Check Point Software Technologies Ltd.*1	30,100	2,084,124
Symantec Corp.	90,400	2,125,304
		4,209,428
Specialty retail: 0.79%
Best Buy Co., Inc.	33,100	1,111,829

Technology hardware, storage & peripherals: 5.40%
Apple, Inc.	56,600	5,702,450
NetApp, Inc.	44,100	1,894,536
		7,596,986
Textiles, apparel & luxury goods: 1.31%
Ralph Lauren Corp.	11,200	1,844,976

Tobacco: 2.69%
Philip Morris International, Inc.	45,350	3,782,190
Total common stocks (cost $114,831,109)		138,634,188

Short-term investment: 1.33%
Investment company: 1.33%
UBS Cash Management Prime Relationship Fund[2] (cost $1,870,459)	1,870,459	1,870,459

Investment of cash collateral from securities loaned: 3.54%
UBS Private Money Market Fund LLC[2] (cost $4,978,975)	4,978,975	4,978,975
Total investments—103.43% (cost $121,680,543)		145,483,622
Liabilities, in excess of cash and other assets—(3.43)%		(4,822,944)
Net assets—100.00%		$140,660,678

UBS U.S. Large Cap Equity Fund

Portfolio of investments – September 30, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$27,418,686
Gross unrealized depreciation	(3,615,607)
Net unrealized appreciation of investments	$23,803,079

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description:	Unadjusted quoted prices in active markets for identical investments Level 1	Other significant observable inputs Level 2	Unobservable inputs Level 3	Total
Assets
Common stocks	$138,634,188	$—	$—	$138,634,188
Short-term investment	—	1,870,459	—	1,870,459
Investment of cash collateral from securities loaned	—	4,978,975	—	4,978,975
Total	$138,634,188	$6,849,434	$—	$145,483,622

At September 30, 2014, there were no transfers between Level 1 and Level 2.

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at September 30, 2014.

2                 The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/2014	09/30/2014	09/30/2014	09/30/2014	09/30/2014
UBS Cash Management Prime Relationship Fund	$1,970,647	$9,184,051	$9,284,239	$1,870,459	$308
UBS Private Money Market Fund LLC[a]	7,380,954	23,554,123	25,956,102	4,978,975	147
	$9,351,601	$32,738,174	$35,240,341	$6,849,434	$455

a   The Advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Small Cap Growth Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2014

Common stocks
Aerospace & defense	0.85%
Airlines	2.80
Auto components	1.73
Banks	2.52
Biotechnology	8.10
Building products	1.34
Capital markets	0.95
Communications equipment	0.83
Construction & engineering	1.13
Diversified consumer services	1.64
Diversified telecommunication services	1.25
Electrical equipment	1.44
Electronic equipment, instruments & components	4.45
Energy equipment & services	2.47
Food & staples retailing	1.20
Health care equipment & supplies	4.62
Health care providers & services	4.88
Hotels, restaurants & leisure	2.94
Household durables	1.06
Independent power and renewable electricity producers	0.54
Internet & catalog retail	2.64
Internet software & services	1.20
Life sciences tools & services	1.39
Machinery	3.29
Media	1.34
Metals & mining	2.28
Oil, gas & consumable fuels	6.13
Paper & forest products	1.40
Pharmaceuticals	1.31
Real estate investment trust (REIT)	2.48
Road & rail	2.98
Semiconductors & semiconductor equipment	4.88
Software	10.91
Specialty retail	5.45
Thrifts & mortgage finance	1.71
Total common stocks	96.13%
Investment company
iShares Russell 2000 Growth ETF	2.01
Short-term investment	1.42
Investment of cash collateral from securities loaned	12.41
Total investments	111.97%
Liabilities, in excess of cash and other assets	(11.97)
Net assets	100.00%

1 Figures represent the direct investments of UBS U.S. Small Cap Growth Fund. Figures might be different if a breakdown of the underlying investment company was included.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Common stocks: 96.13%
Aerospace & defense: 0.85%
KEYW Holding Corp.*1	190,200	$2,105,514

Airlines: 2.80%
Spirit Airlines, Inc.*	100,300	6,934,742

Auto components: 1.73%
Tenneco, Inc.*	46,600	2,437,646
Tower International, Inc.*	73,900	1,861,541
		4,299,187
Banks: 2.52%
Columbia Banking System, Inc.	69,800	1,731,738
National Bank Holdings Corp., Class A	93,500	1,787,720
Webster Financial Corp.	93,500	2,724,590
		6,244,048
Biotechnology: 8.10%
Acceleron Pharma, Inc.*1	48,500	1,466,640
Avalanche Biotechnologies, Inc.*1	16,200	553,878
Celldex Therapeutics, Inc.*	54,800	710,208
Cepheid, Inc.*1	72,300	3,183,369
Dyax Corp.*	155,700	1,575,684
Exact Sciences Corp.*1	191,600	3,713,208
Kite Pharma, Inc.*1	32,000	912,000
Medivation, Inc.*	25,200	2,491,524
Receptos, Inc.*	37,700	2,341,547
Sage Therapeutics, Inc.*1	20,800	655,200
Seattle Genetics, Inc.*1	34,500	1,282,710
Synageva BioPharma Corp.*1	17,500	1,203,650
		20,089,618
Building products: 1.34%
NCI Building Systems, Inc.*	171,800	3,332,920

Capital markets: 0.95%
FXCM, Inc., Class A	147,900	2,344,215

Communications equipment: 0.83%
Ciena Corp.*	123,000	2,056,560

Construction & engineering: 1.13%
EMCOR Group, Inc.	70,100	2,801,196

Diversified consumer services: 1.64%
Grand Canyon Education, Inc.*	99,500	4,056,615

Diversified telecommunication services: 1.25%
Cogent Communications Holdings, Inc.	92,400	3,105,564

Electrical equipment: 1.44%
EnerSys	60,900	3,571,176

Electronic equipment, instruments & components: 4.45%
InvenSense, Inc.*1	219,200	4,324,816
OSI Systems, Inc.*	49,500	3,142,260
Universal Display Corp.*1	109,600	3,577,344
		11,044,420
Energy equipment & services: 2.47%
Bristow Group, Inc.	45,800	3,077,760
Hornbeck Offshore Services, Inc.*	58,400	1,911,432
Pioneer Energy Services Corp.*	81,952	1,148,967
		6,138,159
Food & staples retailing: 1.20%
United Natural Foods, Inc.*	48,300	2,968,518

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Health care equipment & supplies: 4.62%
DexCom, Inc.*	85,200	$3,407,148
Insulet Corp.*	87,900	3,239,115
K2M Group Holdings, Inc.*	102,800	1,483,404
LDR Holding Corp.*	106,600	3,318,458
		11,448,125
Health care providers & services: 4.88%
Acadia Healthcare Co., Inc.*	68,300	3,312,550
Air Methods Corp.*	59,000	3,277,450
IPC The Hospitalist Co., Inc.*	41,400	1,854,306
Mednax, Inc.*	29,500	1,617,190
Team Health Holdings, Inc.*	35,300	2,047,047
		12,108,543
Hotels, restaurants & leisure: 2.94%
Buffalo Wild Wings, Inc.*	12,500	1,678,375
Del Frisco’s Restaurant Group, Inc.*	117,100	2,241,294
Popeyes Louisiana Kitchen, Inc.*	83,500	3,381,750
		7,301,419
Household durables: 1.06%
Ryland Group, Inc.	79,000	2,625,960

Independent power and renewable electricity producers: 0.54%
Abengoa Yield PLC*1	12,800	455,424
TerraForm Power, Inc., Class A*1	31,000	894,660
		1,350,084
Internet & catalog retail: 2.64%
HomeAway, Inc.*	99,400	3,528,700
Shutterfly, Inc.*	62,000	3,021,880
		6,550,580
Internet software & services: 1.20%
Constant Contact, Inc.*	109,600	2,974,544

Life sciences tools & services: 1.39%
Charles River Laboratories International, Inc.*	57,900	3,458,946

Machinery: 3.29%
Chart Industries, Inc.*1	44,700	2,732,511
Wabash National Corp.*	231,849	3,088,229
Woodward, Inc.	49,300	2,347,666
		8,168,406
Media: 1.34%
Imax Corp.*1	121,300	3,330,898

Metals & mining: 2.28%
Constellium NV, Class A*	113,900	2,803,079
Globe Specialty Metals, Inc.	157,100	2,857,649
		5,660,728
Oil, gas & consumable fuels: 6.13%
Bonanza Creek Energy, Inc.*	59,800	3,402,620
Callon Petroleum Co.*	370,400	3,263,224
Kodiak Oil & Gas Corp.*	231,900	3,146,883
SemGroup Corp., Class A	47,000	3,913,690
Solazyme, Inc.*1	197,200	1,471,112
		15,197,529
Paper & forest products: 1.40%
Boise Cascade Co.*	115,300	3,475,142

Pharmaceuticals: 1.31%
Nektar Therapeutics*	73,900	891,973

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Common stocks—(concluded)
Pacira Pharmaceuticals, Inc.*	24,200	$2,345,464
		3,237,437
Real estate investment trust (REIT): 2.48%
Cousins Properties, Inc.	261,900	3,129,705
Sovran Self Storage, Inc.	40,600	3,019,016
		6,148,721
Road & rail: 2.98%
Con-way, Inc.	67,200	3,192,000
Saia, Inc.*	84,800	4,202,688
		7,394,688
Semiconductors & semiconductor equipment: 4.88%
Cavium, Inc.*	77,800	3,868,994
Integrated Device Technology, Inc.*	207,600	3,311,220
Magnachip Semiconductor Corp.*	138,500	1,620,450
RF Micro Devices, Inc.*	285,300	3,292,362
		12,093,026
Software: 10.91%
FleetMatics Group PLC*1	93,100	2,839,550
Imperva, Inc.*1	118,500	3,404,505
Infoblox, Inc.*	153,000	2,256,750
Proofpoint, Inc.*1	167,200	6,209,808
Qlik Technologies, Inc.*	103,500	2,798,640
Silver Spring Networks, Inc.*1	104,500	1,008,425
Synchronoss Technologies, Inc.*	80,000	3,662,400
Ultimate Software Group, Inc.*	34,504	4,882,661
		27,062,739
Specialty retail: 5.45%
Abercrombie & Fitch Co., Class A	77,900	2,830,886
ANN, Inc.*	65,500	2,694,015
Asbury Automotive Group, Inc.*	70,000	4,509,400
Restoration Hardware Holdings, Inc.*	43,700	3,476,335
		13,510,636
Thrifts & mortgage finance: 1.71%
Essent Group Ltd.*	100,200	2,145,282
EverBank Financial Corp.	119,400	2,108,604
		4,253,886
Total common stocks (cost $193,210,866)		238,444,489

Investment company: 2.01%
iShares Russell 2000 Growth ETF (cost $4,981,248)	38,400	4,980,096

Short-term investment: 1.42%
Investment company: 1.42%
UBS Cash Management Prime Relationship Fund[2] (cost $3,511,162)	3,511,162	3,511,162

Investment of cash collateral from securities loaned: 12.41%
UBS Private Money Market Fund LLC[2] (cost $30,775,914)	30,775,914	30,775,914
Total investments—111.97% (cost $232,479,190)		277,711,661
Liabilities, in excess of cash and other assets—(11.97)%		(29,679,144)
Net assets—100.00%		$248,032,517

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$56,697,097
Gross unrealized depreciation	(11,464,626)
Net unrealized appreciation of investments	$45,232,471

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments Level 1	Other significant observable inputs Level 2	Unobservable inputs Level 3	Total
Assets
Common stocks	$238,444,489	$—	$—	$238,444,489
Investment company	4,980,096	—	—	4,980,096
Short-term investment	—	3,511,162	—	3,511,162
Investment of cash collateral from securities loaned	—	30,775,914	—	30,775,914
Total	$243,424,585	$34,287,076	$—	$277,711,661

At September 30, 2014, there were no transfers between Levels 1 and Level 2.

Portfolio footnotes

*                      Non-income producing security.

1                      Security, or portion thereof, was on loan at September 30, 2014.

2                      The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	06/30/14	09/30/14	09/30/14	09/30/14	09/30/14
UBS Cash Management Prime Relationship Fund	$5,807,848	$18,305,560	$20,602,246	$3,511,162	$834
UBS Private Money Market Fund LLC[a]	30,452,021	56,362,423	56,038,530	30,775,914	547
	$36,259,869	$74,667,983	$76,640,776	$34,287,076	$1,381

a The Advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Asset Growth Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2014

Investment companies
iShares Emerging Markets Local Currency Bond ETF	1.68%
iShares iBoxx $ High Yield Corporate Bond ETF	17.20
iShares iBoxx $ Investment Grade Corporate Bond ETF	15.71
iShares JP Morgan USD Emerging Markets Bond ETF	1.73
iShares MSCI Switzerland Capped ETF	1.72
iShares TIPS Bond ETF	3.44
SPDR Barclays Convertible Securities ETF	3.45
Total investment companies	44.93%
Short-term investments	49.20
Investment of cash collateral from securities loaned	22.53
Total investments	116.66%
Liabilities, in excess of cash and other assets	(16.66)
Net assets	100.00%

1 Figures represent the direct investments of UBS Asset Growth Fund. Figures might be different if a breakdown of the underlying investment companies was included.

UBS Asset Growth Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Investment companies: 44.93%
iShares Emerging Markets Local Currency Bond ETF[1]	9,865	$478,946
iShares iBoxx $ High Yield Corporate Bond ETF[1]	53,390	4,909,210
iShares iBoxx $ Investment Grade Corporate Bond ETF[1]	37,907	4,481,366
iShares JP Morgan USD Emerging Markets Bond ETF[1]	4,381	494,396
iShares MSCI Switzerland Capped ETF[1]	15,061	489,633
iShares TIPS Bond ETF	8,764	982,181
SPDR Barclays Convertible Securities ETF[1]	19,842	985,155
Total investment companies (cost $12,688,850)		12,820,887

	Face Amount
Short-term investments: 49.20%
US government obligations: 14.02%
US Treasury Bills
0.016%, due 10/30/14[1,2]	$2,000,000	1,999,965
0.020%, due 11/06/14[2]	2,000,000	1,999,955
Total US government obligations (cost $3,999,934)		3,999,920

	Shares
Investment companies: 35.18%
UBS Cash Management Prime Relationship Fund[3] (cost $10,039,487)	10,039,487	10,039,487
Total short-term investments (cost $14,039,421)		14,039,407

Investment of cash collateral from securities loaned: 22.53%
UBS Private Money Market Fund LLC[3] (cost $6,427,588)	6,427,588	6,427,588
Total investments: 116.66% (cost $33,155,859)		33,287,882
Liabilities, in excess of cash and other assets—(16.66)%		(4,753,386)
Net assets—100.00%		$28,534,496

UBS Asset Growth Fund

Portfolio of investments – September 30, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$214,838
Gross unrealized depreciation	(82,815)
Net unrealized appreciation of investments	$132,023

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
5 Year US Treasury Notes, 21 contracts (USD)	December 2014	$2,489,400	$2,483,414	$(5,986)

Index futures buy contracts:
E-mini S&P 500 Index, 81 contracts (USD)	December 2014	8,003,995	7,960,275	(43,720)
EURO STOXX 50 Index, 194 contracts (EUR)	December 2014	7,896,226	7,874,035	(22,191)
FTSE 100 Index, 49 contracts (GBP)	December 2014	5,388,343	5,233,216	(155,127)
Mini MSCI Emerging Markets Index, 112 contracts (USD)	December 2014	5,888,232	5,615,120	(273,112)
SPI 200 Index, 19 contracts (AUD)	December 2014	2,272,317	2,192,991	(79,326)
TOPIX Index, 32 contracts (JPY)	December 2014	3,748,470	3,869,209	120,739

Currency futures buy contracts:
Australian Dollar, 9 contracts (USD)	December 2014	822,001	782,729	(39,272)
Euro, 16 contracts (USD)	December 2014	2,585,856	2,527,000	(58,856)
Great Britain Pound, 17 contracts (USD)	December 2014	1,708,347	1,720,294	11,947
Japanese Yen, 12 contracts (USD)	December 2014	1,412,142	1,368,000	(44,142)

Currency futures sell contracts:
Swiss Franc, 3 contracts (USD)	December 2014	(401,877)	(392,963)	8,914
Net unrealized depreciation on futures contracts				$(580,132)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments Level 1	Other significant observable inputs Level 2	Unobservable inputs Level 3	Total
Assets
Investment companies	$12,820,887	$—	$—	$12,820,887
Short-term investments	—	14,039,407	—	14,039,407
Investment of cash collateral from securities loaned	—	6,427,588	—	6,427,588
Futures contracts	20,861	120,739	—	141,600
Total	$12,841,748	$20,587,734	$—	$33,429,482

Liability
Futures contracts	$(465,088)	$(256,644)	$—	$(721,732)
Total	$(465,088)	$(256,644)	$—	$(721,732)

At September 30, 2014, there were no transfers between Level 1 and Level 2.

UBS Asset Growth Fund

Portfolio of investments – September 30, 2014 (unaudited)

Portfolio footnotes

1        Security, or portion thereof, was on loan at September 30, 2014.

2        Rate shown is the discount rate at the date of purchase.

3       The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	06/30/14	09/30/14	09/30/14	09/30/14	09/30/14
UBS Cash Management Prime Relationship Fund	$7,680,934	$13,308,148	$10,949,595	$10,039,487	$1,621
UBS Private Money Market Fund LLC[a]	7,801,795	12,643,181	14,017,388	6,427,588	152
	$15,482,729	$25,951,329	$24,966,983	$16,467,075	$1,773

a      The Advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements for further information.

UBS Dynamic Alpha Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2014

Bonds
Corporate bonds
Airlines	0.15%
Auto components	0.09
Banks	9.32
Beverages	1.04
Biotechnology	0.17
Capital markets	1.80
Chemicals	0.50
Commercial services & supplies	0.34
Communications equipment	0.23
Construction & engineering	0.41
Consumer finance	1.01
Diversified financial services	1.94
Diversified telecommunication services	2.42
Electric utilities	2.23
Electrical equipment	0.12
Energy equipment & services	0.08
Food & staples retailing	0.13
Food products	0.73
Gas utilities	0.71
Health care equipment & supplies	0.25
Health care providers & services	0.33
Hotels, restaurants & leisure	0.12
Independent power and renewable electricity producers	0.20
Industrial conglomerates	0.19
Insurance	3.56
Internet & catalog retail	0.13
Internet software & services	0.14
IT services	0.13
Life sciences tools & services	0.05
Machinery	0.18
Marine	0.15
Media	1.66
Metals & mining	0.81
Multi-utilities	0.73
Oil, gas & consumable fuels	4.69
Pharmaceuticals	0.63
Real estate investment trust (REIT)	0.11
Road & rail	0.49
Software	0.21
Specialty retail	0.21
Technology hardware, storage & peripherals	0.33
Thrifts & mortgage finance	0.30
Tobacco	1.08
Transportation infrastructure	0.64
Water utilities	0.22
Wireless telecommunication services	0.90
Total corporate bonds	41.86%
Collateralized debt obligation	0.00 [1]
Mortgage & agency debt security	0.01
Non-US government obligations	11.84
Supranational bonds	0.47
Total bonds	54.18%
Short-term investments	32.88
Options purchased	0.69
Investment of cash collateral from securities loaned	0.41
Total investments	88.16%
Cash and other assets, less liabilities	11.84
Net assets	100.00%

1 Amount represents less than 0.005%.

UBS Dynamic Alpha Fund – Portfolio of investments

September 30, 2014 (unaudited)

	Face amount		Value
Bonds: 54.18%
Corporate bonds: 41.86%
Australia: 1.52%
Adani Abbot Point Terminal Pty Ltd.,
5.750%, due 11/01/18	AUD	765,000	$670,165
BHP Billiton Finance USA Ltd.,
5.000%, due 09/30/43	$205,000		224,890
Commonwealth Bank of Australia,
1.125%, due 03/13/17	370,000		368,425
2.250%, due 03/16/17[1]	630,000		645,751
National Australia Bank,
2.750%, due 03/09/17	400,000		414,395
Origin Energy Finance Ltd.,
2.500%, due 10/23/20[2]	EUR	575,000	768,496
3.500%, due 10/09/18[1]	$400,000		410,014
QBE Insurance Group Ltd.,
2.400%, due 05/01/18[2]	205,000		205,085
Santos Finance Ltd.,
8.250%, due 09/22/70[3]	EUR	195,000	278,005
Suncorp-Metway Ltd.,
1.700%, due 03/28/17[2]	$420,000		420,627
Telstra Corp. Ltd.,
4.800%, due 10/12/21[1]	200,000		224,382
Transurban Finance Co. Pty Ltd.,
2.500%, due 10/08/20	EUR	210,000	284,889
Total Australia corporate bonds			4,915,124

Belgium: 0.09%
Elia System Operator SA,
3.250%, due 04/04/28[2]	200,000		284,217

Bermuda: 0.14%
Bacardi Ltd.,
2.750%, due 07/03/23[2]	340,000		465,207

Brazil: 0.30%
Petrobras Global Finance BV,
3.250%, due 04/01/19[2]	250,000		331,945
4.375%, due 05/20/23	$60,000		55,919
5.625%, due 05/20/43	90,000		78,863
Vale SA,
5.625%, due 09/11/42	530,000		510,697
Total Brazil corporate bonds			977,424

Canada: 1.54%
Bank of Montreal,
6.020%, due 05/02/18	CAD	365,000	369,328
Bank of Nova Scotia,
4.100%, due 06/08/17	515,000		486,007
Canadian Imperial Bank of Commerce,
1.350%, due 07/18/16	$420,000		424,216
3.400%, due 01/14/16	CAD	405,000	370,234
Greater Toronto Airports Authority,
6.980%, due 10/15/32	240,000		300,478
Hydro One, Inc.,
5.360%, due 05/20/36	245,000		262,516
Nexen, Inc.,
6.400%, due 05/15/37	$340,000		412,544
Royal Bank of Canada,
2.980%, due 05/07/19	CAD	365,000	334,489
Suncor Energy, Inc.,
6.500%, due 06/15/38	$420,000		534,820

UBS Dynamic Alpha Fund – Portfolio of investments

September 30, 2014 (unaudited)

	Face amount		Value
TELUS Corp.,
3.750%, due 01/17/25	CAD	110,000	$97,865
Thomson Reuters Corp.,
1.300%, due 02/23/17	$445,000		444,229
Toronto-Dominion Bank,
3.367%, due 11/02/20[3]	CAD	475,000	431,883
Total Capital Canada Ltd.,
1.875%, due 07/09/20[2]	EUR	100,000	134,099
Yamana Gold, Inc.,
4.950%, due 07/15/24[1]	$360,000		358,368
Total Canada corporate bonds			4,961,076

Cayman Islands: 0.76%
Hutchison Whampoa International Ltd.,
7.625%, due 04/09/19[1]	300,000		363,030
New York Life Funding,
5.125%, due 02/03/15	GBP	175,000	287,806
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	450,000	613,916
Tencent Holdings Ltd.,
3.375%, due 05/02/19[1]	$450,000		454,865
Thames Water Utilities Cayman Finance Ltd.,
5.375%, due 07/21/25[3]	GBP	190,000	328,637
XLIT Ltd.,
5.250%, due 12/15/43	$150,000		164,947
Yorkshire Water Services Bradford Finance Ltd.,
6.000%, due 04/24/25[3]	GBP	130,000	227,715
Total Cayman Islands corporate bonds			2,440,916

China: 0.25%
AIA Group Ltd.,
1.750%, due 03/13/18[2]	$560,000		551,544
2.250%, due 03/11/19[1]	275,000		272,532
Total China corporate bonds			824,076

Denmark: 0.15%
A.P. Moeller - Maersk A/S,
3.375%, due 08/28/19[2]	EUR	350,000	494,169

Finland: 0.51%
Elenia Finance Oyj,
2.875%, due 12/17/20	450,000		609,136
Pohjola Bank PLC,
1.750%, due 08/29/18	300,000		395,762
Teollisuuden Voima Oyj,
2.500%, due 03/17/21	125,000		166,238
4.625%, due 02/04/19[2]	335,000		483,136
Total Finland corporate bonds			1,654,272

France: 1.86%
Alstom SA,
4.500%, due 03/18/20	250,000		370,149
Banque Federative du Credit Mutuel SA,
2.000%, due 09/19/19	300,000		401,008
BNP Paribas SA,
2.700%, due 08/20/18[4]	$365,000		371,777
2.875%, due 03/20/26[3]	EUR	250,000	325,568
5.186%, due 06/29/15[2,3,5]	$185,000		186,850

UBS Dynamic Alpha Fund – Portfolio of investments

September 30, 2014 (unaudited)

	Face amount		Value
Bonds—(continued)
Corporate bonds—(continued)
France—(concluded)
Credit Agricole SA,
2.375%, due 05/20/24	EUR	100,000	$133,500
Credit Logement SA,
1.232%, due 12/16/14[2,3,5]	200,000		219,771
Electricite de France SA,
5.250%, due 01/29/23[2,3,5]	$230,000		233,738
5.625%, due 01/22/24[1,3,4,5]	280,000		291,452
6.950%, due 01/26/39[1]	150,000		199,406
Essilor International SA,
1.750%, due 04/09/21	EUR	100,000	132,078
Eutelsat SA,
2.625%, due 01/13/20	200,000		270,476
GDF Suez,
4.750%, due 07/10/21[3,5]	500,000		694,365
Orange SA,
5.875%, due 02/07/22[3,5]	GBP	200,000	327,472
Societe Des Autoroutes Paris-Rhin-Rhone,
2.250%, due 01/16/20	EUR	500,000	670,716
Total Capital International SA,
1.550%, due 06/28/17	$880,000		886,273
Veolia Environnement SA,
6.750%, due 04/24/19	EUR	175,000	279,188
Total France corporate bonds			5,993,787

Guernsey: 0.10%
Credit Suisse Group Guernsey I Ltd.,
7.875%, due 02/24/41[2,3]	$310,000		328,600

Indonesia: 0.19%
Pertamina Persero PT,
6.450%, due 05/30/44[1]	600,000		608,130

Ireland: 0.37%
FGA Capital Ireland PLC,
2.625%, due 04/17/19	EUR	335,000	433,417
GE Capital European Funding,
6.025%, due 03/01/38	285,000		562,156
Perrigo Co. PLC,
4.000%, due 11/15/23[1]	$200,000		203,473
Total Ireland corporate bonds			1,199,046

Israel: 0.42%
Delek & Avner Tamar Bond Ltd.,
3.839%, due 12/30/18[1]	1,020,000		1,020,000
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	315,000		320,168
Total Israel corporate bonds			1,340,168

Italy: 1.20%
Assicurazioni Generali SpA,
2.875%, due 01/14/20	EUR	120,000	164,036
4.875%, due 11/11/14[2]	195,000		247,493
Ei Towers SpA,
3.875%, due 04/26/18	285,000		384,418
Intesa Sanpaolo SpA,
3.625%, due 08/12/15[1]	$235,000		240,093
3.875%, due 01/16/18	320,000		333,678
4.375%, due 10/15/19[2]	EUR	200,000	291,743
Snam SpA,
3.875%, due 03/19/18[2]	460,000		642,819

UBS Dynamic Alpha Fund – Portfolio of investments

September 30, 2014 (unaudited)

	Face amount		Value
Telecom Italia SpA,
6.125%, due 12/14/18	EUR	300,000	$433,403
Terna Rete Elettrica Nazionale SpA,
4.125%, due 02/17/17	265,000		362,662
UniCredit SpA,
3.250%, due 01/14/21	295,000		406,975
6.375%, due 05/02/23[2,3]	$340,000		358,700
Total Italy corporate bonds			3,866,020

Japan: 0.25%
Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.350%, due 09/08/19[1]	380,000		376,811
Japan Tobacco, Inc.,
2.100%, due 07/23/18[1]	250,000		251,901
Nippon Telegraph & Telephone Corp.,
1.400%, due 07/18/17	170,000		169,750
Total Japan corporate bonds			798,462

Jersey, Channel Islands: 0.60%
AA Bond Co., Ltd.,
4.720%, due 07/31/18[2]	GBP	175,000	300,187
Gatwick Funding Ltd.,
5.250%, due 01/23/24[2]	150,000		273,882
Heathrow Funding Ltd.,
4.600%, due 02/15/18[2]	EUR	465,000	662,406
HSBC Capital Funding LP,
5.130%, due 03/29/16[3,5]	170,000		224,381
QBE Capital Funding III Ltd.,
7.250%, due 05/24/41[2,3]	$430,000		468,700
Total Jersey, Channel Islands corporate bonds			1,929,556

Luxembourg: 0.34%
Actavis Funding SCS,
1.300%, due 06/15/17[1]	90,000		88,319
ArcelorMittal,
9.500%, due 02/15/15	305,000		313,388
Belfius Financing Co.,
1.261%, due 02/09/17[3]	GBP	210,000	326,824
Prologis International Funding II SA,
2.875%, due 04/04/22	EUR	170,000	229,184
SES,
3.600%, due 04/04/23[1]	$125,000		125,985
Total Luxembourg corporate bonds			1,083,700

Mexico: 0.33%
America Movil SAB de CV,
5.000%, due 03/30/20	695,000		760,545
Coca-Cola Femsa SAB de CV,
2.375%, due 11/26/18	300,000		301,470
Total Mexico corporate bonds			1,062,015

Netherlands: 3.60%
ABN Amro Bank NV,
4.875%, due 01/16/19[2]	GBP	250,000	446,427
Achmea BV,
2.500%, due 11/19/20	EUR	700,000	948,063
Allianz Finance II BV,
4.375%, due 02/17/17[3,5]	345,000		453,706

UBS Dynamic Alpha Fund – Portfolio of investments

September 30, 2014 (unaudited)

	Face amount		Value
Bonds—(continued)
Corporate bonds—(continued)
Netherlands—(concluded)
Bharti Airtel International Netherlands BV,
3.375%, due 05/20/21[1]	EUR	100,000	$134,310
4.000%, due 12/10/18	395,000		544,225
British American Tobacco Holdings The Netherlands BV,
2.375%, due 01/19/23[2]	450,000		608,220
Coca-Cola HBC Finance BV,
2.375%, due 06/18/20[2]	440,000		585,474
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
1.700%, due 03/19/18	$580,000		579,457
2.500%, due 05/26/26[3]	EUR	540,000	686,600
Deutsche Telekom International Finance BV,
4.000%, due 01/19/15	580,000		740,706
6.500%, due 04/08/22	GBP	120,000	236,343
E.ON International Finance BV,
5.875%, due 10/30/37	50,000		99,119
EDP Finance BV,
3.250%, due 03/16/15[2]	EUR	300,000	382,410
Heineken NV,
2.125%, due 08/04/20[2]	445,000		597,502
Iberdrola International BV,
4.500%, due 09/21/17	200,000		281,405
Koninklijke KPN NV,
6.500%, due 01/15/16	500,000		680,958
LYB International Finance BV,
5.250%, due 07/15/43	$215,000		231,608
Nomura Europe Finance NV,
1.875%, due 05/29/18[2]	EUR	350,000	455,875
Redexis Gas Finance BV,
2.750%, due 04/08/21	250,000		334,312
REN Finance BV,
4.750%, due 10/16/20	245,000		357,257
Repsol International Finance BV,
4.250%, due 02/12/16[2]	200,000		265,443
4.375%, due 02/20/18[2]	100,000		141,111
Royal Bank of Scotland NV,
0.932%, due 03/09/15[3]	$325,000		323,781
Siemens Financieringsmaatschappij NV,
5.125%, due 02/20/17	EUR	270,000	379,564
6.125%, due 09/14/66[3]	GBP	160,000	275,595
SPP Infrastructure Financing BV,
3.750%, due 07/18/20[2]	EUR	205,000	277,304
TenneT Holding BV,
6.655%, due 06/01/17[3,5]	150,000		210,772
Volkswagen International Finance NV,
2.125%, due 01/19/15[2]	270,000		342,936
Total Netherlands corporate bonds			11,600,483

Norway: 0.66%
Avinor AS,
1.750%, due 03/20/21	120,000		158,017
DNB Bank ASA,
3.200%, due 04/03/17[1]	$450,000		469,789
SpareBank 1 SMN,
1.500%, due 05/20/19	EUR	200,000	259,961

UBS Dynamic Alpha Fund – Portfolio of investments

September 30, 2014 (unaudited)

	Face amount		Value
SpareBank 1 SR Bank ASA,
2.125%, due 04/14/21	EUR	450,000	$594,862
Statoil ASA,
3.125%, due 08/17/17	$335,000		351,663
4.800%, due 11/08/43	265,000		287,138
Total Norway corporate bonds			2,121,430

Portugal: 0.09%
Caixa Geral de Depositos SA,
3.750%, due 01/18/18	EUR	200,000	276,444

Qatar: 0.06%
Qtel International Finance Ltd.,
3.875%, due 01/31/28[1]	$200,000		188,300

Singapore: 0.08%
United Overseas Bank Ltd.,
3.750%, due 09/19/24[3]	250,000		251,295

South Korea: 0.10%
GS Caltex Corp.,
5.500%, due 04/24/17[2]	300,000		324,986

Spain: 0.75%
Banco de Sabadell SA,
3.375%, due 01/23/18	EUR	100,000	137,757
BBVA Senior Finance SAU,
3.250%, due 03/21/16	100,000		131,569
BBVA US Senior SAU,
4.664%, due 10/09/15	$460,000		477,382
Santander International Debt SAU,
1.375%, due 03/25/17	EUR	600,000	772,994
Telefonica Emisiones SAU,
4.710%, due 01/20/20[2]	600,000		892,126
Total Spain corporate bonds			2,411,828

Sweden: 0.36%
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]	$475,000		538,075
Swedbank Hypotek AB,
2.375%, due 04/05/17[1]	440,000		452,439
Vattenfall AB,
6.750%, due 01/31/19	EUR	100,000	158,963
Total Sweden corporate bonds			1,149,477

Switzerland: 0.08%
Credit Suisse,
3.625%, due 09/09/24	$250,000		246,652

United Kingdom: 5.79%
Abbey National Treasury Services PLC,
1.750%, due 01/15/18[2]	EUR	440,000	575,002
4.000%, due 03/13/24	$370,000		375,003
Anglian Water Services Financing PLC,
4.500%, due 02/22/26[2]	GBP	100,000	167,087
Aon PLC,
2.875%, due 05/14/26	EUR	155,000	207,361
Arqiva Financing PLC,
4.040%, due 06/30/20[2]	GBP	325,000	539,097
4.882%, due 12/31/32[2]	250,000		428,007

UBS Dynamic Alpha Fund – Portfolio of investments

September 30, 2014 (unaudited)

	Face amount		Value
Bonds—(continued)
Corporate bonds—(continued)
United Kingdom—(concluded)
Aviva PLC,
4.729%, due 11/28/14[3,5]	EUR	395,000	$497,696
Barclays Bank PLC,
2.250%, due 05/10/17[1]		$360,000	368,834
5.750%, due 08/17/21[2]	GBP	205,000	385,633
6.625%, due 03/30/22[2]	EUR	200,000	316,489
Barclays PLC,
4.375%, due 09/11/24		$760,000	736,562
BP Capital Markets PLC,
1.375%, due 05/10/18	360,000		353,543
2.750%, due 05/10/23[4]	160,000		151,117
British Sky Broadcasting Group PLC,
3.750%, due 09/16/24[1]	200,000		199,540
British Telecommunications PLC,
8.500%, due 12/07/16[2]	GBP	300,000	554,862
BUPA Finance PLC,
6.125%, due 09/16/20[3,5]	250,000		429,909
Centrica PLC,
5.375%, due 10/16/43[1]		$200,000	216,454
Diageo Capital PLC,
3.875%, due 04/29/43	235,000		218,869
EE Finance PLC,
4.375%, due 03/28/19[2]	GBP	345,000	588,429
GlaxoSmithKline Capital PLC,
1.500%, due 05/08/17		$330,000	332,237
1.500%, due 05/08/17[4]	120,000		120,814
HSBC Holdings PLC,
5.100%, due 04/05/21	785,000		883,361
6.375%, due 09/17/24[3,5]	800,000		799,000
Imperial Tobacco Finance PLC,
2.050%, due 02/11/18[1]	420,000		418,300
9.000%, due 02/17/22[2]	GBP	90,000	195,712
Liverpool Victoria Friendly Society Ltd.,
6.500%, due 05/22/43[2,3]	410,000		678,163
Lloyds Bank PLC,
7.500%, due 04/15/24	215,000		458,037
11.875%, due 12/16/21[2,3]	EUR	195,000	300,664
National Express Group PLC,
6.250%, due 01/13/17	GBP	200,000	352,156
National Grid Electricity Transmission PLC,
4.000%, due 06/08/27[2]	230,000		382,186
Northern Gas Networks Finance PLC,
5.875%, due 07/08/19	175,000		322,004
Royal Bank of Scotland PLC,
6.934%, due 04/09/18	EUR	690,000	1,000,051
Scottish & Southern Energy PLC,
5.453%, due 10/01/15[3,5]	GBP	172,000	285,237
Scottish Widows PLC,
5.500%, due 06/16/23	200,000		337,219
Sinopec Capital 2013 Ltd.,
3.125%, due 04/24/23[1]		$680,000	642,573
Sinopec Group Overseas Development 2013 Ltd.,
2.625%, due 10/17/20[2]	EUR	100,000	133,975
SSE PLC,
2.000%, due 06/17/20	150,000		199,175

UBS Dynamic Alpha Fund – Portfolio of investments

September 30, 2014 (unaudited)

		Face amount	Value
Standard Chartered PLC,
4.000%, due 07/12/22[2,3]		$550,000	$564,625
Tesco Property Finance 4 PLC,
5.801%, due 10/13/40[2]	GBP	247,638	421,738
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37		325,000	589,137
Wales & West Utilities Finance PLC,
5.125%, due 12/02/16[2]		550,000	955,211
6.750%, due 12/17/36[3]		50,000	92,484
Western Power Distribution West Midlands PLC,
5.750%, due 04/16/32[2]		100,000	194,384
WPP Finance 2010,
3.750%, due 09/19/24[4]		$260,000	256,427
WPP PLC,
6.625%, due 05/12/16[2]	EUR	305,000	423,128
Total United Kingdom corporate bonds			18,647,492

United States: 19.30%
21st Century Fox America, Inc.,
6.200%, due 12/15/34		$535,000	649,644
ABB Finance USA, Inc.,
2.875%, due 05/08/22		365,000	360,746
AbbVie, Inc.,
2.900%, due 11/06/22		400,000	382,449
4.400%, due 11/06/42		245,000	230,170
Aetna, Inc.,
2.200%, due 03/15/19		75,000	74,283
4.750%, due 03/15/44		85,000	86,422
Alltel Corp.,
7.875%, due 07/01/32		435,000	617,495
Altria Group, Inc.,
4.250%, due 08/09/42		925,000	838,787
American Airlines Pass Through Trust,
Series 2014-1, Class B,
4.375%, due 10/01/22		65,000	65,813
American Express Credit Corp.,
1.300%, due 07/29/16		275,000	276,834
American International Group, Inc.,
3.375%, due 08/15/20		495,000	509,805
4.500%, due 07/16/44		190,000	187,709
American Tower Corp.,
3.400%, due 02/15/19		110,000	112,384
Anadarko Petroleum Corp.,
6.375%, due 09/15/17		775,000	878,476
Apache Corp.,
4.750%, due 04/15/43		585,000	584,612
AT&T, Inc.,
2.500%, due 03/15/23	EUR	310,000	414,965
5.550%, due 08/15/41		$415,000	450,831
Bank of America Corp.,
1.875%, due 01/10/19	EUR	1,175,000	1,546,383
4.200%, due 08/26/24		$250,000	247,838
5.875%, due 02/07/42		235,000	281,579
Bank of New York Mellon Corp.,
1.350%, due 03/06/18		730,000	719,662
Berkshire Hathaway Finance Corp.,
1.300%, due 05/15/18		245,000	241,472
Boston Scientific Corp.,
6.000%, due 01/15/20		460,000	524,456

UBS Dynamic Alpha Fund – Portfolio of investments

September 30, 2014 (unaudited)

		Face amount	Value
Bonds—(continued)
Corporate bonds—(continued)
United States—(continued)
Branch Banking & Trust Co.,
1.350%, due 10/01/17		$265,000	$263,191
Burlington Northern Santa Fe LLC,
3.450%, due 09/15/21		565,000	582,689
5.400%, due 06/01/41		240,000	269,939
Capital One Financial Corp.,
1.000%, due 11/06/15		645,000	646,800
Caterpillar, Inc.,
4.750%, due 05/15/64		290,000	301,090
CF Industries, Inc.,
5.150%, due 03/15/34		335,000	353,011
Chevron Corp.,
2.355%, due 12/05/22		225,000	214,267
2.427%, due 06/24/20		165,000	166,785
Cisco Systems, Inc.,
2.900%, due 03/04/21		85,000	85,810
Citigroup, Inc.,
0.747%, due 05/31/17[3]	EUR	465,000	580,770
6.000%, due 08/15/17		$965,000	1,080,777
Coca-Cola Co.,
1.800%, due 09/01/16		390,000	397,697
1.875%, due 09/22/26	EUR	205,000	260,971
Comcast Corp.,
4.750%, due 03/01/44		$105,000	110,773
ConocoPhillips,
4.600%, due 01/15/15		525,000	531,077
Delta Air Lines Pass Through Trust,
Series 2007-1, Class A,
6.821%, due 08/10/22		37,742	43,970
DIRECTV Holdings LLC,
5.000%, due 03/01/21		690,000	764,078
Dow Chemical Co.,
3.500%, due 10/01/24		490,000	477,945
Duke Energy Corp.,
3.050%, due 08/15/22		460,000	456,877
Enable Midstream Partners LP,
2.400%, due 05/15/19[1]		155,000	153,378
Energy Transfer Partners LP,
6.050%, due 06/01/41		440,000	479,198
Enterprise Products Operating LLC,
4.850%, due 03/15/44		360,000	365,670
5.200%, due 09/01/20		235,000	263,878
ERAC USA Finance LLC,
5.625%, due 03/15/42[1]		250,000	282,345
Express Scripts Holding Co.,
2.250%, due 06/15/19		380,000	374,676
Exxon Mobil Corp.,
0.921%, due 03/15/17		70,000	69,866
1.819%, due 03/15/19		320,000	319,893
Fifth Third Bank,
2.875%, due 10/01/21		345,000	339,613
Five Corners Funding Trust,
4.419%, due 11/15/23[1]		390,000	408,202
Ford Motor Credit Co. LLC,
3.000%, due 06/12/17		970,000	1,001,114
Freeport-McMoRan, Inc.,
3.100%, due 03/15/20[4]		310,000	307,570
3.875%, due 03/15/23		335,000	330,415

UBS Dynamic Alpha Fund – Portfolio of investments

September 30, 2014 (unaudited)

		Face amount	Value
General Electric Capital Corp.,
1.000%, due 12/11/15		$765,000	$769,184
4.375%, due 09/16/20[4]		560,000	612,187
Series A, 6.750%, due 03/15/32		1,010,000	1,331,621
General Electric Co.,
4.125%, due 10/09/42		245,000	243,420
Georgia Power Co.,
0.750%, due 08/10/15		375,000	375,629
5.400%, due 06/01/40		305,000	352,945
Gilead Sciences, Inc.,
2.050%, due 04/01/19		250,000	248,108
4.800%, due 04/01/44		270,000	283,760
Glencore Funding LLC,
2.500%, due 01/15/19[1,4]		325,000	318,149
3.125%, due 04/29/19[1]		230,000	230,138
Goldman Sachs Group, Inc.,
3.250%, due 02/01/23[2]	EUR	640,000	897,664
4.375%, due 03/16/17[2]		800,000	1,104,613
Hartford Financial Services Group, Inc.,
4.300%, due 04/15/43		$265,000	253,483
Hewlett-Packard Co.,
2.625%, due 12/09/14		1,045,000	1,049,390
Illinois Tool Works, Inc.,
3.000%, due 05/19/34	EUR	215,000	290,228
International Business Machines Corp.,
3.375%, due 08/01/23		$425,000	429,108
Jefferies Group LLC,
2.375%, due 05/20/20	EUR	175,000	226,029
Johnson Controls, Inc.,
3.625%, due 07/02/24		$160,000	158,657
4.950%, due 07/02/64		130,000	126,837
JPMorgan Chase & Co.,
1.800%, due 01/25/18		410,000	409,120
3.200%, due 01/25/23		2,035,000	1,986,526
3.875%, due 09/10/24		185,000	181,363
Juniper Networks, Inc.,
4.500%, due 03/15/24[4]		275,000	283,372
Kellogg Co.,
1.875%, due 11/17/16		335,000	340,085
Kinder Morgan Energy Partners LP,
3.500%, due 03/01/21		70,000	70,238
5.000%, due 03/01/43		565,000	522,381
Kinder Morgan, Inc.,
5.000%, due 02/15/21[1]		340,000	354,450
Kraft Foods Group, Inc.,
5.000%, due 06/04/42		340,000	355,454
Laboratory Corp. of America Holdings,
2.500%, due 11/01/18		225,000	226,060
Liberty Mutual Group, Inc.,
4.250%, due 06/15/23[1]		430,000	439,469
Lincoln National Corp.,
4.200%, due 03/15/22		575,000	606,289
Lorillard Tobacco Co.,
6.875%, due 05/01/20		110,000	128,977
Lowe’s Cos., Inc.,
4.250%, due 09/15/44		380,000	370,294

UBS Dynamic Alpha Fund – Portfolio of investments

September 30, 2014 (unaudited)

	Face amount		Value
Bonds—(continued)
Corporate bonds—(continued)
United States—(concluded)
Marathon Petroleum Corp.,
3.625%, due 09/15/24		$380,000	$371,966
McKesson Corp.,
4.883%, due 03/15/44	135,000		139,010
Medtronic, Inc.,
4.625%, due 03/15/44	130,000		133,805
Merck & Co., Inc.,
6.550%, due 09/15/37	255,000		337,976
MetLife, Inc.,
4.875%, due 11/13/43	480,000		510,715
Metropolitan Life Global Funding I,
2.375%, due 09/30/19[2]	EUR	530,000	719,962
Microsoft Corp.,
2.625%, due 05/02/33	300,000		401,400
3.500%, due 11/15/42		$320,000	286,929
Mondelez International, Inc.,
2.375%, due 01/26/21	EUR	630,000	848,063
5.375%, due 02/10/20		$359,000	407,018
Monongahela Power Co.,
5.400%, due 12/15/43[1]	250,000		286,162
Monsanto Co.,
4.200%, due 07/15/34	325,000		327,371
Morgan Stanley,
2.375%, due 07/23/19	1,305,000		1,284,365
2.375%, due 03/31/21	EUR	230,000	307,788
4.350%, due 09/08/26		$340,000	334,158
6.375%, due 07/24/42	170,000		212,251
Mosaic Co.,
5.450%, due 11/15/33	200,000		221,071
Navient LLC,
6.250%, due 01/25/16	325,000		337,350
NBCUniversal Media LLC,
4.375%, due 04/01/21	825,000		898,714
5.150%, due 04/30/20	420,000		476,858
Oncor Electric Delivery Co. LLC,
7.000%, due 05/01/32	146,000		199,688
PacifiCorp,
6.000%, due 01/15/39	405,000		513,533
Pemex Project Funding Master Trust,
5.500%, due 02/24/25[2]	EUR	245,000	386,992
Philip Morris International, Inc.,
1.750%, due 03/19/20	350,000		461,527
PNC Funding Corp.,
2.700%, due 09/19/16[4]		$300,000	309,562
PPL Capital Funding, Inc.,
4.700%, due 06/01/43	255,000		261,318
Priceline Group, Inc.,
2.375%, due 09/23/24	EUR	220,000	280,127
QVC, Inc.,
4.375%, due 03/15/23		$150,000	149,653
Republic Services, Inc.,
5.250%, due 11/15/21	675,000		764,820
Reynolds American, Inc.,
6.750%, due 06/15/17	520,000		586,877
SABMiller Holdings, Inc.,
1.875%, due 01/20/20[2]	EUR	400,000	529,882
Sempra Energy,
6.000%, due 10/15/39		$340,000	422,391

UBS Dynamic Alpha Fund – Portfolio of investments

September 30, 2014 (unaudited)

		Face amount	Value
Southwestern Electric Power Co.,
6.200%, due 03/15/40		$455,000	$579,294
SunTrust Banks, Inc.,
1.350%, due 02/15/17		590,000	589,667
2.350%, due 11/01/18		320,000	320,767
Swiss Re Treasury US Corp.,
4.250%, due 12/06/42[1]		210,000	204,131
Teachers Insurance & Annuity Association of America,
4.900%, due 09/15/44[1]		220,000	224,207
Thermo Fisher Scientific, Inc.,
4.150%, due 02/01/24[4]		80,000	82,829
5.300%, due 02/01/44		80,000	87,807
Time Warner Cable, Inc.,
5.000%, due 02/01/20		815,000	905,665
Transocean, Inc.,
6.800%, due 03/15/38		275,000	267,794
Travelers Cos., Inc.,
4.600%, due 08/01/43		100,000	104,854
Tyson Foods, Inc.,
3.950%, due 08/15/24		140,000	140,245
5.150%, due 08/15/44		170,000	175,915
Union Pacific Corp.,
4.750%, due 12/15/43		95,000	102,100
United Airlines Pass Through Trust,
Series 2014-2, Class A,
3.750%, due 09/03/26		145,000	146,813
Series 2014-1, Class A,
4.000%, due 04/11/26		210,000	211,050
US Bancorp,
1.650%, due 05/15/17		365,000	368,321
Valero Energy Corp.,
6.625%, due 06/15/37		390,000	465,609
Verizon Communications, Inc.,
2.625%, due 02/21/20[1]		722,000	712,943
3.250%, due 02/17/26	EUR	130,000	184,007
4.500%, due 09/15/20		$410,000	443,560
6.550%, due 09/15/43		830,000	1,036,995
Viacom, Inc.,
2.500%, due 09/01/18		95,000	96,194
Virginia Electric and Power Co.,
Series A, 6.000%, due 05/15/37		215,000	272,087
Wachovia Corp.,
5.750%, due 02/01/18		1,020,000	1,149,762
Waste Management, Inc.,
6.125%, due 11/30/39		270,000	334,048
WellPoint, Inc.,
5.100%, due 01/15/44		160,000	170,002
Williams Partners LP,
4.300%, due 03/04/24		155,000	158,093
WM Wrigley Jr Co.,
2.000%, due 10/20/17[1]		80,000	80,748
Xcel Energy, Inc.,
4.700%, due 05/15/20		140,000	155,207
4.800%, due 09/15/41[4]		155,000	170,204
Yum! Brands, Inc.,
5.350%, due 11/01/43		360,000	391,538
Total United States corporate bonds			62,184,136

UBS Dynamic Alpha Fund – Portfolio of investments

September 30, 2014 (unaudited)

	Face amount		Value
Bonds—(concluded)
Corporate bonds—(concluded)
Virgin Islands, British: 0.07%
CNPC General Capital Ltd.,
3.400%, due 04/16/23[1]	$250,000		$238,755
Total corporate bonds (cost $133,340,495)			134,867,243

Collateralized debt obligation: 0.00%[6]
Cayman Islands: 0.00%[6]
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43[7] (cost $8,108,226)	8,000,000		0

Mortgage & agency debt security: 0.01%
United States: 0.01%
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
2.754%, due 04/25/35[3] (cost $84,923)	693,396		51,356

Non-US government obligations: 11.84%
Australia: 5.50%
Government of Australia,
4.250%, due 07/21/17	AUD	6,482,000	5,909,819
4.500%, due 04/15/20	6,376,000		5,991,146
4.750%, due 06/15/16	6,440,000		5,840,458
			17,741,423
Italy: 6.34%
Buoni Poliennali Del Tesoro,
4.750%, due 09/01/44[1,2]	EUR	6,230,000	9,452,398
5.000%, due 09/01/40[2]	7,000,000		10,969,993
			20,422,391
Total Non-US government obligations (cost $39,319,103)			38,163,814

Supranational bonds: 0.47%
Asian Development Bank,
1.000%, due 12/15/15	250,000		406,382
European Investment Bank,
3.000%, due 12/07/15	225,000		374,101
Inter-American Development Bank,
0.625%, due 12/15/15	225,000		364,029
International Finance Corp.,
0.625%, due 12/15/15	225,000		364,022
Total supranational bonds (cost $1,455,647)			1,508,534
Total bonds (cost $182,308,394)			174,590,947

Shares
Short-term investments: 32.88%
Investment company: 7.58%
UBS Cash Management Prime Relationship Fund[8] (cost $24,409,791)	24,409,791	24,409,791

	Face Amount
US government obligations: 25.30%
US Treasury Bills
0.031%, due 03/12/15[9]	14,100,000	14,098,252
0.038%, due 01/08/15[9]	33,800,000	33,798,377

UBS Dynamic Alpha Fund – Portfolio of investments

September 30, 2014 (unaudited)

	Face Amount	Value
0.040%, due 11/13/14[9]	33,626,000	$33,625,611
Total US government obligations (cost $81,518,973)		81,522,240
Total short-term investments (cost $105,928,764)		105,932,031

	Number of contracts
Options purchased: 0.69%
Call options: 0.04%
EURO STOXX 50 Index, strike @ EUR 3,500, expires December 2014	737	74,469
FTSE 100 Index, strike @ GBP 7,000, expires December 2014	286	62,593
		137,062
Put options: 0.65%
EURO STOXX 50 Index, strike @ EUR 2,700, expires December 2014	594	75,775
EURO STOXX 50 Index, strike @ EUR 2,500, expires December 2015	782	664,726
NIKKEI 225 Index, strike @ JPY 10,000, expires December 2014	235	10,714
S&P 500 Index, strike @ USD 1,900, expires December 2014	164	514,960
S&P 500 Index, strike @ USD 1,600, expires December 2015	163	815,000
		2,081,175
Total options purchased (cost $3,783,686)		2,218,237

	Shares
Investment of cash collateral from securities loaned: 0.41%
UBS Private Money Market Fund LLC[8] (cost $1,336,740)	1,336,740	1,336,740
Total investments: 88.16% (cost $293,357,584)		284,077,955
Cash and other assets, less liabilities— 11.84%		38,138,230
Net assets—100.00%		$322,216,185

UBS Dynamic Alpha Fund – Portfolio of investments

September 30, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$3,434,269
Gross unrealized depreciation	(12,713,898)
Net unrealized depreciation of investments	$(9,279,629)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	USD	6,387,171	AUD	7,310,000	12/11/14	$(19,284)
CIBC	AUD	36,880,000	USD	34,250,087	12/11/14	2,123,183
CIBC	CAD	11,220,000	USD	10,280,656	12/11/14	279,214
CIBC	CHF	18,095,000	USD	19,726,478	12/11/14	759,999
CIBC	NZD	37,970,000	USD	31,323,731	12/11/14	1,893,188
CIBC	USD	6,376,893	HUF	1,522,450,000	12/11/14	(197,276)
CIBC	USD	7,801,144	JPY	817,400,000	12/11/14	(343,581)
DB	GBP	12,250,000	USD	20,143,557	12/11/14	296,822
HSBC	NZD	2,340,000	USD	1,889,152	12/11/14	75,418
JPMCB	EUR	885,000	USD	1,137,662	12/11/14	19,301
JPMCB	PHP	290,186,125	USD	6,445,000	12/11/14	(9,080)
JPMCB	USD	13,718,213	PHP	598,800,000	12/11/14	(400,199)
MSCI	USD	6,323,128	NZD	8,000,000	12/11/14	(122,329)
SSB	EUR	44,690,000	USD	58,772,266	12/11/14	2,298,184
SSB	USD	6,386,954	MXN	84,000,000	12/11/14	(162,920)
SSB	USD	6,288,536	SEK	44,020,000	12/11/14	(189,510)
Net unrealized appreciation on forward foreign currency contracts						$6,301,130

UBS Dynamic Alpha Fund – Portfolio of investments

September 30, 2014 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures sell contracts:
US Long Bond, 3 contracts (USD)	December 2014	$(451,121)	$(457,501)	$(6,380)
2 Year US Treasury Notes, 143 contracts (USD)	December 2014	(31,290,079)	(31,294,657)	(4,578)
5 Year US Treasury Notes, 261 contracts (USD)	December 2014	(30,938,462)	(30,865,289)	73,173
10 Year US Treasury Notes, 90 contracts (USD)	December 2014	(11,285,337)	(11,217,656)	67,681
Index futures buy contracts:
E-mini Industrial, 308 contracts (USD)	December 2014	16,503,718	16,330,160	(173,558)
EURO STOXX 50 Index, 617 contracts (EUR)	December 2014	25,295,673	25,042,678	(252,995)
FTSE 100 Index, 174 contracts (GBP)	December 2014	19,270,990	18,583,255	(687,735)
FTSE China A50 Index, 2,221 contracts (USD)	October 2014	15,850,966	16,032,344	181,378
FTSE MIB Index, 22 contracts (EUR)	December 2014	2,887,314	2,886,238	(1,076)
Mini MSCI Emerging Markets Index, 185 contracts (USD)	December 2014	9,796,561	9,274,975	(521,586)
MSCI Taiwan Index, 188 contracts (USD)	October 2014	6,253,782	6,096,613	(157,169)
NIKKEI 225 Index, 141 contracts (JPY)	December 2014	20,206,036	20,805,039	599,003
S&P 500 Index, 75 contracts (USD)	December 2014	37,414,239	36,853,125	(561,114)
S&P Toronto Stock Exchange 60 Index, 65 contracts (CAD)	December 2014	10,326,033	9,996,518	(329,515)
Index futures sell contracts:
E-mini Consumer Staples, 378 contracts (USD)	December 2014	(16,993,557)	(17,040,240)	(46,683)
Hong Kong Hang Seng Index, 227 contracts (HKD)	October 2014	(15,425,348)	(15,113,845)	311,503
SPI 200 Index, 74 contracts (AUD)	December 2014	(8,982,230)	(8,541,121)	441,109
Interest rate futures buy contracts:
Australian Government 3 Year Bond, 627 contracts (AUD)	December 2014	59,830,371	60,017,593	187,222
Canadian Government 10 Year Bond, 13 contracts (CAD)	December 2014	1,587,741	1,572,606	(15,135)
Euro-Bobl, 16 contracts (EUR)	December 2014	2,578,922	2,585,110	6,188
Euro-Bund, 17 contracts (EUR)	December 2014	3,195,076	3,214,336	19,260
Long Gilt, 13 contracts (GBP)	December 2014	2,374,983	2,384,420	9,437
Interest rate futures sell contracts:
Euro-Buxl 30 Year Bond, 4 contracts (EUR)	December 2014	(700,828)	(719,433)	(18,605)
Euro-BTP, 122 contracts (EUR)	December 2014	(20,055,731)	(20,105,937)	(50,206)
Euro-Bund, 56 contracts (EUR)	December 2014	(10,524,688)	(10,588,400)	(63,712)
Japanese Government 10 Year Bond, 18 contracts (JPY)	December 2014	(23,916,120)	(23,935,445)	(19,325)
Long Gilt, 9 contracts (GBP)	December 2014	(1,634,973)	(1,650,753)	(15,780)
Net unrealized depreciation on futures contracts				$(1,029,198)

UBS Dynamic Alpha Fund – Portfolio of investments

September 30, 2014 (unaudited)

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[10]	Payments received by the Fund[10]	Upfront payments	Value	Unrealized appreciation/ (depreciation)
DB	EUR	32,600,000	11/01/21	2.698%	6 month EURIBOR	$—	$(6,532,252)	$(6,532,252)
GSI	EUR	31,200,000	06/21/21	6 month EURIBOR	3.325%	—	7,178,888	7,178,888
						$—	$646,636	$646,636

Credit default swaps on corporate issues — buy protection11

Counterparty	Referenced obligation[12]	Notional amount		Termination date	Payments made by the Fund[10]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
BB	Next PLC bond, 5.375%, due 10/26/21	EUR	300,000	03/20/18	1.000%	$(2,230)	$(8,606)	$(10,836)
CSFB	Pfizer, Inc. bond, 4.650%, due 03/01/18	USD	1,460,000	03/20/19	1.000	51,723	(49,974)	1,749
GSI	Gas Natural Capital Markets SA bond, 4.500%, due 01/27/20	EUR	605,000	09/20/18	1.000	(30,929)	(13,651)	(44,580)
GSI	Iberdrola Finanzas SAU bond, 3.500%, due 06/22/15	EUR	605,000	09/20/18	1.000	(30,929)	(12,152)	(43,081)
GSI	Solvay SA bond, 4.625%, due 06/27/18	EUR	590,000	09/20/18	1.000	(6,231)	(16,605)	(22,836)
JPMCB	Bayer AG bond, 5.625%, due 05/23/18	EUR	585,000	03/20/18	1.000	8,444	(19,906)	(11,462)
JPMCB	Holcim Ltd. bond, 4.375%, due 12/09/14	EUR	610,000	06/20/18	1.000	(11,331)	(10,434)	(21,765)
JPMCB	HSBC Bank PLC bond, 4.000%, due 01/15/21	EUR	300,000	09/20/18	1.000	300	(8,767)	(8,467)
JPMCB	Enel SpA bond, 5.250%, 06/20/17	EUR	620,000	03/20/19	1.000	(8,125)	(9,273)	(17,398)
						$(29,308)	$(149,368)	$(178,676)

Credit default swaps on corporate issues — sell protection13

Counterparty	Referenced obligation[12]	Notional amount		Termination date	Payments received by the Fund[10]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[14]
CITI	Glencore International AG bond, 6.500%, 02/27/19	EUR	355,000	06/20/19	1.000%	$21,158	$(6,256)	$14,902	1.310%
JPMCB	Standard Chartered Bank PLC bond, 0.000%, due 10/15/14	EUR	300,000	09/20/18	1.000	7,043	3,794	10,837	0.750
JPMCB	Lanxess AG bond, 4.125%, due 05/23/18	EUR	595,000	06/20/19	1.000	8,233	3,097	11,330	0.920
JPMCB	Portugal Telecom International Finance B.V. bond, 4.375%, due 3/24/17	EUR	445,000	09/20/19	5.000	(83,100)	52,753	(30,347)	2.980
						$(46,666)	$53,388	$6,722

Centrally cleared credit default swaps on credit indices — buy protection11

Referenced index[12]	Notional amount		Termination date	Payments made by the Fund[10]	Value	Unrealized depreciation
CDX.NA.IG.Series 22 Index	USD	65,700,000	06/20/19	1.000%	$(1,071,864)	$(45,435)
iTraxx Europe Series 21	EUR	5,860,000	06/20/19	1.000	(127,047)	(29,727)
					$(1,198,911)	$(75,162)

Centrally cleared credit default swap on credit indices — sell protection13

Referenced index[12]	Notional amount		Termination date	Payments recieved by the Fund[10]	Value	Unrealized depreciation	Credit spread[14]
CDX.EM.Series 21 Index	USD	23,960,000	06/20/19	5.000%	$2,144,899	$(354,874)	0.2799%

UBS Dynamic Alpha Fund – Portfolio of investments

September 30, 2014 (unaudited)

Options written

	Expiration date	Premiums received	Value
Call option
NIKKEI 225 Index, 98 contracts, strike @ JPY 17,000	December 2014	$159,588	$(165,307)

Written options activity for the period ended September 30, 2014 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2014	235	$1,122,533
Options written	788	1,066,491
Options terminated in closing purchase transactions	(925)	(2,029,436)
Options expired prior to exercise	—	—
Options outstanding at September 30, 2014	98	$159,588

UBS Dynamic Alpha Fund – Portfolio of investments

September 30, 2014 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$134,867,243	$—	$134,867,243
Collateralized debt obligation	—	—	0	0
Mortgage & agency debt security	—	51,356	—	51,356
Non-US government obligations	—	38,163,814	—	38,163,814
Supranational bonds	—	1,508,534	—	1,508,534
Short-term investments	—	105,932,031	—	105,932,031
Investment of cash collateral from securities loaned	—	1,336,740	—	1,336,740
Options purchased	2,218,237	—	—	2,218,237
Forward foreign currency contracts	—	7,745,309	—	7,745,309
Futures contracts	362,961	1,532,993	—	1,895,954
Swap agreements	—	9,383,431	—	9,383,431
Total	$2,581,198	$300,521,451	$0	$303,102,649

Liabilities
Forward foreign currency contracts	—	(1,444,179)	—	(1,444,179)
Futures contracts	(1,826,177)	(1,098,975)	—	(2,925,152)
Swap agreements	—	(7,886,787)	—	(7,886,787)
Options written	(165,307)	—	—	(165,307)
Total	$(1,991,484)	$(10,429,941)	$—	$(12,421,425)

At September 30, 2014, there were no transfers between Level 1 and Level 2.

Assets	Collateralized debt obligation	Total
Beginning balance	$8,000	$8,000
Purchases	—	—
Issuances	—	—
Sales	—	—
Accrued discounts (premiums)	(951)	(951)
Total realized gain	—	—
Change in net unrealized appreciation/depreciation	(7,049)	(7,049)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance	$0	$0

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2014 was $(7,049).

Portfolio footnotes

1                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $23,148,601 or 7.18% of net assets.

2                 Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2014, the value of these securities amounted to $45,539,124 or 14.13% of net assets.

3                 Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2014 and changes periodically.

4                 Security, or portion thereof, was on loan at September 30, 2014.

5                 Perpetual bond security. The maturity date reflects the next call date.

6                 Amount represents less than 0.005%.

7                 Illiquid investment as of September 30, 2014.

8                 The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

UBS Dynamic Alpha Fund – Portfolio of investments

September 30, 2014 (unaudited)

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	06/30/14	09/30/14	09/30/14	09/30/14	09/30/14
UBS Cash Management Prime Relationship Fund	$15,567,483	$60,126,180	$51,283,872	$24,409,791	$3,661
UBS Private Money Market Fund LLC[a]	816,590	6,612,990	6,092,840	1,336,740	20
	$16,384,073	$66,739,170	$57,376,712	$25,746,531	$3,681

a                 The Adviser does earn a management fee from this affiliated fund. Please see the Notes to financial statements for further information.

9                 Rate shown is the discount rate at the date of purchase.

10          Payments made or received are based on the notional amount.

11          If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

12          Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.

13          If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

UBS Dynamic Alpha Fund – Portfolio of investments

September 30, 2014 (unaudited)

14          Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

UBS Global Allocation Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2014

Common stocks
Aerospace & defense	0.19%
Airlines	0.58
Auto components	0.14
Automobiles	1.85
Banks	4.34
Beverages	0.84
Biotechnology	1.10
Building products	0.08
Capital markets	0.48
Chemicals	1.21
Commercial services & supplies	0.05
Communications equipment	0.04
Construction & engineering	0.13
Construction materials	0.40
Consumer finance	0.21
Diversified financial services	0.73
Diversified telecommunication services	0.55
Electric utilities	0.32
Electrical equipment	0.39
Electronic equipment, instruments & components	0.56
Energy equipment & services	0.99
Food & staples retailing	0.50
Food products	1.40
Health care equipment & supplies	0.17
Health care providers & services	0.34
Hotels, restaurants & leisure	0.45
Household durables	0.39
Industrial conglomerates	1.07
Insurance	3.05
Internet & catalog retail	0.57
Internet software & services	0.83
IT services	0.44
Life sciences tools & services	0.14
Machinery	1.11
Marine	0.32
Media	1.23
Metals & mining	1.48
Multiline retail	0.22
Multi-utilities	0.23
Oil, gas & consumable fuels	2.09
Paper & forest products	0.12
Personal products	0.43
Pharmaceuticals	3.71
Real estate investment trust (REIT)	0.68
Real estate management & development	0.30
Road & rail	0.31
Semiconductors & semiconductor equipment	1.35
Software	1.48
Specialty retail	0.43
Technology hardware, storage & peripherals	1.07
Textiles, apparel & luxury goods	0.65
Tobacco	0.83
Trading companies & distributors	0.62
Wireless telecommunication services	0.84
Total common stocks	44.03%
Bonds
Mortgage & agency debt securities	0.13
US government obligations	3.71
Non-US government obligations	6.50
Total bonds	10.34%

UBS Global Allocation Fund

Investment companies
iShares JP Morgan USD Emerging Markets Bond ETF	4.73%
UBS Emerging Markets Equity Relationship Fund	6.39
UBS Global Corporate Bond Relationship Fund	2.54
Total investment companies	13.66%
Warrants	0.03
Short-term investment	28.97
Investment of cash collateral from securities loaned	6.03
Total investments	103.06%
Liabilities, in excess of cash and other assets	(3.06)
Net assets	100.00%

1 Figures represent the direct investments of UBS Global Allocation Fund. Figures might be different if a breakdown of the underlying investment companies was included.

UBS Global Allocation Fund – Portfolio of investments

September 30, 2014 (Unaudited)

	Shares	Value
Common stocks: 44.03%
Australia: 0.24%
Scentre Group*	171,548	$493,579
Westfield Corp.	137,679	897,125
Total Australia common stocks		1,390,704

Brazil: 0.21%
BRF SA	11,300	268,864
Cia Brasileira de Distribuicao ADR	4,000	174,440
Cielo SA	25,000	408,539
Cosan Ltd., Class A	11,200	120,512
Fibria Celulose SA ADR*1	9,500	104,500
Itau Unibanco Holding SA ADR	11,100	154,068
Total Brazil common stocks		1,230,923

Canada: 1.70%
Canadian Oil Sands Ltd.	107,300	1,979,390
Canadian Pacific Railway Ltd.	2,405	498,966
Lightstream Resources Ltd.[1]	147,375	690,851
Suncor Energy, Inc.	71,400	2,583,903
Teck Resources Ltd., Class B	40,600	768,897
Toronto-Dominion Bank	67,500	3,331,153
Total Canada common stocks		9,853,160

China: 1.57%
AIA Group Ltd.	547,117	2,823,531
Alibaba Group Holding Ltd. ADR*	5,200	462,020
Baidu, Inc. ADR*	820	178,949
Belle International Holdings Ltd.	168,000	188,911
Brilliance China Automotive Holdings Ltd.	52,000	90,874
China Cinda Asset Management Co., Ltd., H Shares*	644,000	283,110
China Modern Dairy Holdings Ltd.*1	407,000	187,989
China Railway Group Ltd., H Shares	754,000	399,289
China Southern Airlines Co., Ltd., H Shares	212,000	69,417
Cosmo Lady China Holdings Co., Ltd.*2	192,909	111,998
Ctrip.com International Ltd. ADR*	1,540	87,410
Geely Automobile Holdings Ltd.	250,000	104,554
Great Wall Motor Co., Ltd., H Shares	46,500	180,208
Industrial & Commercial Bank of China Ltd., H Shares	465,000	290,628
Jardine Matheson Holdings Ltd.	32,400	1,930,676
Jumei International Holding Ltd. ADR*1	2,800	65,744
Ping An Insurance Group Co. of China Ltd., H Shares	36,000	270,105
Qihoo 360 Technology Co., Ltd. ADR*1	5,830	393,350
Shimao Property Holdings Ltd.	74,000	149,482
SouFun Holdings Ltd. ADR[1]	15,300	152,235
Tencent Holdings Ltd.	33,500	498,529
ZTE Corp., H Shares	98,600	218,690
Total China common stocks		9,137,699

Denmark: 0.32%
AP Moeller - Maersk A/S, Class B	781	1,850,068

Finland: 0.44%
Sampo Oyj, Class A	53,525	2,588,010

France: 0.88%
Carrefour SA	51,952	1,604,510
Peugeot SA*	126,924	1,624,081
Schneider Electric SE	24,303	1,864,586

UBS Global Allocation Fund – Portfolio of investments

September 30, 2014 (Unaudited)

	Shares	Value
Total France common stocks		$5,093,177

Germany: 1.84%
Aixtron SE*	72,727	1,101,638
Bayer AG	24,130	3,357,406
Daimler AG	22,977	1,754,682
E.ON SE	74,343	1,357,628
HeidelbergCement AG	19,006	1,250,989
ThyssenKrupp AG*	70,497	1,840,506
Total Germany common stocks		10,662,849

India: 0.30%
Dr Reddy’s Laboratories Ltd. ADR	13,700	719,935
HDFC Bank Ltd. ADR	4,000	186,320
ICICI Bank Ltd. ADR	5,800	284,780
Infosys Ltd. ADR	4,540	274,625
Tata Motors Ltd. ADR	6,900	301,599
Total India common stocks		1,767,259

Indonesia: 0.13%
Alam Sutera Realty Tbk PT	1,450,000	54,009
Ciputra Development Tbk PT	712,100	59,292
Lippo Karawaci Tbk PT	1,211,700	93,516
Media Nusantara Citra Tbk PT	434,700	113,939
Summarecon Agung Tbk PT	313,900	31,369
Surya Citra Media Tbk PT	304,100	95,671
Surya Semesta Internusa Tbk PT	525,800	31,859
Telekomunikasi Indonesia Persero Tbk PT	808,200	193,606
Wijaya Karya Persero Tbk PT	394,400	84,120
Total Indonesia common stocks		757,381

Ireland: 0.95%
Mallinckrodt PLC*	5,800	522,870
Ryanair Holdings PLC ADR*	24,200	1,365,606
Shire PLC	42,001	3,623,915
Total Ireland common stocks		5,512,391

Israel: 0.77%
Check Point Software Technologies Ltd.*	47,100	3,261,204
Mellanox Technologies Ltd.*	16,400	735,868
Teva Pharmaceutical Industries Ltd. ADR	8,416	452,360
Total Israel common stocks		4,449,432

Italy: 0.38%
Intesa Sanpaolo SpA	328,624	992,026
Mediolanum SpA	173,892	1,228,410
Total Italy common stocks		2,220,436

Japan: 5.70%
Astellas Pharma, Inc.[1]	167,800	2,499,142
Fuji Heavy Industries Ltd.	80,500	2,666,698
Hino Motors Ltd.	128,200	1,793,936
Hitachi Ltd.	268,000	2,047,529
ITOCHU Corp.	124,600	1,521,740
Japan Airlines Co., Ltd.	70,200	1,920,860
KDDI Corp.	46,800	2,815,312
Mitsubishi UFJ Financial Group, Inc.	375,900	2,118,465
ORIX Corp.	164,700	2,273,759
Panasonic Corp.	191,500	2,282,369
Shin-Etsu Chemical Co., Ltd.	31,600	2,070,406
Shiseido Co., Ltd.[1]	105,100	1,733,673
Sumitomo Realty & Development Co., Ltd.	38,000	1,353,847
THK Co., Ltd.	81,900	2,040,863

UBS Global Allocation Fund – Portfolio of investments

September 30, 2014 (Unaudited)

	Shares	Value
Common stocks—(continued)
Japan—(concluded)
Tokio Marine Holdings, Inc.	49,000	$1,520,352
Toyota Motor Corp.	41,300	2,430,058
Total Japan common stocks		33,089,009

Luxembourg: 0.01%
Ternium SA ADR[1]	2,172	52,237

Malaysia: 0.08%
Axiata Group Bhd	91,300	194,932
Malayan Banking Bhd	27,800	84,396
SapuraKencana Petroleum Bhd	149,800	188,091
Total Malaysia common stocks		467,419

Mexico: 0.32%
Alfa SAB de CV, Class A	132,000	451,810
Alsea SAB de CV*	64,000	202,476
Cemex SAB de CV ADR*1	36,598	477,238
Grupo Financiero Banorte SAB de CV, Class O	52,000	332,122
Grupo Televisa SAB ADR	11,100	376,068
Total Mexico common stocks		1,839,714

Netherlands: 0.98%
Heineken NV	20,607	1,539,014
ING Groep NV CVA*	137,814	1,958,917
Koninklijke DSM NV	23,215	1,431,403
NXP Semiconductor NV*	11,200	766,416
Total Netherlands common stocks		5,695,750

Norway: 0.38%
Telenor ASA	100,434	2,204,274

Peru: 0.03%
Credicorp Ltd.	1,160	177,932

Philippines: 0.11%
Alliance Global Group, Inc.	296,000	171,118
Metropolitan Bank & Trust Co.	92,005	177,802
Philippine Long Distance Telephone Co.	1,230	84,872
SM Investments Corp.	10,481	187,426
Total Philippines common stocks		621,218

Russia: 0.01%
Magnit OJSC GDR[3]	1,298	74,661

South Africa: 0.17%
Aspen Pharmacare Holdings Ltd.	13,571	404,071
Life Healthcare Group Holdings Ltd.	23,182	91,388
Naspers Ltd., Class N	3,188	349,161
Nedbank Group Ltd.[1]	8,154	157,793
Total South Africa common stocks		1,002,413

South Korea: 0.50%
Amorepacific Corp.	128	289,715
CJ Korea Express Co., Ltd.*	1,307	207,285
CJ O Shopping Co., Ltd.	208	63,393
Hankook Tire Co., Ltd.	4,146	202,017
Hyundai Development Co.-Engineering & Construction	5,471	220,729
Hyundai Motor Co.	1,571	283,052
Hyundai Wia Corp.	1,106	225,049
LG Chem Ltd.	934	226,085
NAVER Corp.	274	209,302
Samsung Card Co., Ltd.	336	16,610
Shinhan Financial Group Co., Ltd.	5,837	268,716
SK Hynix, Inc.*	15,510	686,489
Total South Korea common stocks		2,898,442

UBS Global Allocation Fund – Portfolio of investments

September 30, 2014 (Unaudited)

	Shares	Value
Spain: 1.34%
Acciona SA*	9,970	$744,223
Banco Santander SA	340,962	3,264,244
Bankia SA*	1,083,384	2,015,508
Mediaset Espana Comunicacion SA*	140,536	1,744,127
Total Spain common stocks		7,768,102

Sweden: 0.13%
Lundin Petroleum AB*	44,451	751,417

Switzerland: 2.29%
ACE Ltd.	6,700	702,629
Glencore PLC*	339,735	1,881,568
Nestle SA	57,457	4,222,574
Novartis AG	51,371	4,837,524
Zurich Insurance Group AG*	5,675	1,688,897
Total Switzerland common stocks		13,333,192

Taiwan: 0.33%
Acer, Inc.*	104,000	73,044
Catcher Technology Co., Ltd.	9,000	83,356
Cathay Financial Holding Co., Ltd.	50,000	81,269
Hiwin Technologies Corp.	22,660	202,079
Largan Precision Co., Ltd.	7,000	500,801
MediaTek, Inc.	24,000	355,433
President Chain Store Corp.	21,000	150,569
Radiant Opto-Electronics Corp.	22,000	87,024
Taiwan Semiconductor Manufacturing Co., Ltd. ADR[1]	19,300	389,474
Total Taiwan common stocks		1,923,049

Turkey: 0.06%
Turkiye Halk Bankasi AS	57,420	345,441

United Kingdom: 5.87%
Anglo American PLC	79,396	1,770,673
Aon PLC	8,300	727,661
Ashtead Group PLC	123,966	2,085,464
Associated British Foods PLC	36,886	1,598,971
AstraZeneca PLC	28,779	2,062,385
Aviva PLC	251,188	2,125,070
Barclays PLC	488,888	1,798,220
BP PLC	339,126	2,480,821
Burberry Group PLC	50,643	1,235,292
Imperial Tobacco Group PLC	76,780	3,305,836
Lloyds Banking Group PLC*	1,570,100	1,953,313
London Stock Exchange Group PLC	49,847	1,504,250
Noble Corp. PLC	21,900	486,618
Premier Oil PLC	218,290	1,177,469
Prudential PLC	80,298	1,785,133
Rio Tinto PLC	46,985	2,302,260
SABMiller PLC	34,525	1,913,302
Sage Group PLC	335,350	1,980,817
Vodafone Group PLC	542,200	1,786,671
Total United Kingdom common stocks		34,080,226

United States: 15.99%
Acorda Therapeutics, Inc.*	23,100	782,628
Adobe Systems, Inc.*	4,700	325,193
Allergan, Inc.	4,420	787,600
Alnylam Pharmaceuticals, Inc.*	11,300	882,530
Altera Corp.	13,700	490,186
Amazon.com, Inc.*	7,635	2,461,830
American Express Co.	5,700	498,978
AMETEK, Inc.	8,500	426,785
Apple, Inc.	52,035	5,242,526
Applied Materials, Inc.	37,400	808,214

UBS Global Allocation Fund – Portfolio of investments

September 30, 2014 (Unaudited)

	Shares	Value
Common stocks—(concluded)
United States—(concluded)
Baker Hughes, Inc.	24,200	$1,574,452
Baxter International, Inc.	5,100	366,027
Best Buy Co., Inc.	23,700	796,083
Biogen Idec, Inc.*	2,125	702,971
Bio-Rad Laboratories, Inc., Class A*	2,700	306,180
Bluebird Bio, Inc.*1	3,500	125,580
BorgWarner, Inc.	6,850	360,379
Broadcom Corp., Class A	20,300	820,526
Capital One Financial Corp.	8,600	701,932
Catamaran Corp.*	9,600	404,640
Chimerix, Inc.*	28,300	781,646
Citigroup, Inc.	35,920	1,861,374
Comcast Corp., Class A	22,500	1,210,050
Concho Resources, Inc.*	2,200	275,858
Cooper Cos., Inc.	1,700	264,775
Crown Castle International Corp. REIT	6,000	483,180
Cummins, Inc.	2,100	277,158
Danaher Corp.	27,600	2,097,048
Digital Realty Trust, Inc. REIT	20,900	1,303,742
Eli Lilly & Co.	13,500	875,475
Envision Healthcare Holdings, Inc.*	12,100	419,628
EOG Resources, Inc.	8,300	821,866
Estee Lauder Cos., Inc., Class A	6,650	496,888
Exxon Mobil Corp.	5,800	545,490
Facebook, Inc., Class A*	12,100	956,384
Ford Motor Co.	40,000	591,600
Freescale Semiconductor Ltd.*1	35,000	683,550
General Electric Co.	53,500	1,370,670
General Motors Co.	23,100	737,814
Gilead Sciences, Inc.*	18,100	1,926,745
Google, Inc., Class A*	1,555	914,978
Google, Inc., Class C*	1,115	643,756
Hain Celestial Group, Inc.*	4,050	414,518
Halliburton Co.	37,650	2,428,802
Hertz Global Holdings, Inc.*	44,100	1,119,699
Home Depot, Inc.	11,250	1,032,075
Hospira, Inc.*	19,400	1,009,382
Illinois Tool Works, Inc.	11,070	934,529
Impax Laboratories, Inc.*	15,700	372,247
Intercontinental Exchange, Inc.	2,400	468,120
International Paper Co.	12,800	611,072
Intuitive Surgical, Inc.*	770	355,601
Invesco Ltd.	17,600	694,848
Jabil Circuit, Inc.	34,700	699,899
JC Penney Co., Inc.*1	39,000	391,560
JPMorgan Chase & Co.	30,500	1,837,320
Laboratory Corp. of America Holdings*	4,100	417,175
Las Vegas Sands Corp.	10,600	659,426
Lexicon Pharmaceuticals, Inc.*	297,200	419,052
Lincoln National Corp.	22,200	1,189,476
LinkedIn Corp., Class A*	1,900	394,801
LyondellBasell Industries NV, Class A	3,800	412,908
MacroGenics, Inc.*	2,800	58,520
Macy’s, Inc.	15,300	890,154
Martin Marietta Materials, Inc.	4,430	571,204
MasterCard, Inc., Class A	5,070	374,774
McDermott International, Inc.*1	83,700	478,764
MetLife, Inc.	18,400	988,448
Michael Kors Holdings Ltd.*	5,500	392,645
Micron Technology, Inc.*	26,400	904,464

UBS Global Allocation Fund – Portfolio of investments

September 30, 2014 (Unaudited)

	Shares	Value
Mondelez International, Inc., Class A	42,200	$1,445,983
Monsanto Co.	9,800	1,102,598
Morgan Stanley	52,800	1,825,296
NetApp, Inc.	19,000	816,240
NextEra Energy, Inc.	11,800	1,107,784
NIKE, Inc., Class B	8,900	793,880
Owens Corning	15,500	492,125
Pacific DataVision, Inc.*2	31,300	782,500
Paragon Offshore PLC*1	7,733	47,558
Parker-Hannifin Corp.	10,550	1,204,283
PDC Energy, Inc.*	14,500	729,205
PepsiCo, Inc.	15,400	1,433,586
Philip Morris International, Inc.	18,200	1,517,880
Praxair, Inc.	10,700	1,380,300
Precision Castparts Corp.	2,950	698,796
Priceline.com, Inc.*	555	643,012
Ralph Lauren Corp.	7,600	1,251,948
Regeneron Pharmaceuticals, Inc.*	1,900	684,988
Rite Aid Corp.*	47,000	227,480
salesforce.com, Inc.*	14,280	821,528
Schlumberger Ltd.	5,300	538,957
ServiceNow, Inc.*	8,250	484,935
ServiceSource International, Inc.*1	85,500	276,165
Sherwin-Williams Co.	1,800	394,182
Simon Property Group, Inc. REIT	4,400	723,448
Starbucks Corp.	9,950	750,827
Symantec Corp.	54,400	1,278,944
Thermo Fisher Scientific, Inc.	4,400	535,480
Time Warner Cable, Inc.	1,700	243,933
Time Warner, Inc.	11,300	849,873
TJX Cos., Inc.	8,100	479,277
United Technologies Corp.	4,060	428,736
UnitedHealth Group, Inc.	7,300	629,625
US Bancorp	24,600	1,029,018
Viacom, Inc., Class B	12,000	923,280
Visa, Inc., Class A	5,690	1,214,075
VMware, Inc., Class A*	4,800	450,432
Walgreen Co.	10,880	644,858
Walt Disney Co.	13,700	1,219,711
Washington Prime Group, Inc. REIT	2,250	39,330
Waste Management, Inc.	5,600	266,168
Wells Fargo & Co.	10,900	565,383
Yum! Brands, Inc.	13,900	1,000,522
Total United States common stocks		92,900,527
Total common stocks (cost $222,306,196)		255,738,512

Face amount
Bonds: 10.34%
Mortgage & agency debt securities: 0.13%
United States: 0.13%
Federal Home Loan Mortgage Corp. Gold Pools,[4]
# G00194, 7.500%, due 02/01/24	$24,767	27,534

UBS Global Allocation Fund – Portfolio of investments

September 30, 2014 (Unaudited)

Face amount	Value
Bonds—(concluded)
Mortgage & agency debt securities—(concluded)
United States—(concluded)
Government National Mortgage Association,
Series 2001-35, Class AZ,
6.500%, due 08/20/31	$638,226	$717,538
Total mortgage & agency debt securities (cost $690,145)	745,072

US government obligations: 3.71%
US Treasury Bonds,
2.750%, due 08/15/42[1]	555,000	508,519
2.750%, due 11/15/42	1,305,000	1,193,871
3.625%, due 08/15/43	250,000	270,235
3.750%, due 11/15/43	575,000	635,554
5.375%, due 02/15/31[1]	650,000	860,336
6.250%, due 08/15/23	800,000	1,047,000
8.000%, due 11/15/21	3,010,000	4,165,087
US Treasury Notes,
0.750%, due 12/31/17	5,420,000	5,333,616
1.625%, due 11/15/22	1,435,000	1,356,187
2.500%, due 04/30/15[1]	3,675,000	3,727,112
3.125%, due 04/30/17	2,300,000	2,429,913
Total US government obligations (cost $21,222,821)	21,527,430

Non-US government obligations: 6.50%
Australia: 0.70%
Government of Australia,
4.500%, due 04/21/33	AUD	2,060,000	1,922,673
6.250%, due 04/15/15	2,410,000	2,151,918
4,074,591
Belgium: 0.33%
Kingdom of Belgium,
1.250%, due 06/22/18[3]	EUR	1,470,000	1,935,778

Finland: 0.36%
Government of Finland,
4.375%, due 07/04/19[2,3]	1,382,000	2,086,382

France: 0.36%
Government of France,
3.150%, due 07/25/32[5]	209,357	395,154
3.750%, due 04/25/21	1,120,000	1,701,500
2,096,654
Germany: 1.32%
Bundesobligation,
1.250%, due 10/14/16	700,000	907,706
Bundesrepublik Deutschland,
3.000%, due 07/04/20	2,310,000	3,378,050
3.250%, due 07/04/21	1,765,000	2,654,564
4.000%, due 01/04/37	390,000	695,083
7,635,403
Ireland: 0.40%
Republic of Ireland,
5.400%, due 03/13/25	1,380,000	2,321,862

Italy: 0.67%
Buoni Poliennali Del Tesoro,
2.100%, due 09/15/21[3,5]	1,624,136	2,249,116

UBS Global Allocation Fund – Portfolio of investments

September 30, 2014 (Unaudited)

	Face amount		Value
2.550%, due 09/15/41[5]	EUR	692,621	$951,634
4.250%, due 02/01/19[3]	470,000		677,870
			3,878,620
Netherlands: 0.33%
Kingdom of the Netherlands,
1.250%, due 01/15/18[2,3]	1,465,000		1,924,638

New Zealand: 0.32%
New Zealand Government Bond,
5.500%, due 04/15/23	NZD	2,170,000	1,856,398

Spain: 0.68%
Kingdom of Spain,
3.300%, due 07/30/16	EUR	570,000	759,031
3.750%, due 10/31/18	920,000		1,301,912
4.200%, due 01/31/37	650,000		943,621
4.800%, due 01/31/24	590,000		921,588
			3,926,152
Sweden: 0.65%
Kingdom of Sweden,
5.000%, due 12/01/20	SEK	21,980,000	3,787,773

United Kingdom: 0.38%
UK Gilts,
2.000%, due 01/22/16	GBP	1,350,000	2,226,174
Total Non-US government obligations (cost $38,202,184)			37,750,425
Total bonds (cost $60,115,150)			60,022,927

	Shares
Investment companies: 13.66%
iShares JP Morgan USD Emerging Markets Bond ETF[1]	243,100	27,433,835
UBS Emerging Markets Equity Relationship Fund*6	1,027,066	37,144,147
UBS Global Corporate Bond Relationship Fund*6	1,123,387	14,791,525
Total investment companies (cost $75,849,290)		79,369,507

	Number of warrants
Warrants: 0.03%
France: 0.03%
Peugeot SA,strike @ EUR 6.43000, expires 04/29/17* (cost $0)	98,485	184,348

	Shares
Short-term investment: 28.97%
Investment companies: 28.97%
UBS Cash Management Prime Relationship Fund[6] (cost $168,279,247)	168,279,247	168,279,247

Investment of cash collateral from securities loaned: 6.03%
UBS Private Money Market Fund LLC[6] (cost $35,006,145)	35,006,145	35,006,145
Total investments: 103.06% (cost $561,556,028)		598,600,686
Liabilities, in excess of cash and other assets—(3.06)%		(17,796,628)
Net assets—100.00%		$580,804,058

UBS Global Allocation Fund – Portfolio of investments

September 30, 2014 (Unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$45,725,641
Gross unrealized depreciation	(8,680,983)
Net unrealized appreciation of investments	$37,044,658

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	USD	11,570,831	AUD	13,235,000	12/03/14	$(34,729)
CIBC	CAD	11,310,000	USD	10,388,966	12/03/14	305,298
CIBC	EUR	10,230,000	USD	13,474,905	12/03/14	548,226
CSI	NZD	71,650,000	USD	59,492,285	12/03/14	3,907,368
DB	USD	11,557,651	HUF	2,781,900,000	12/03/14	(264,506)
DB	USD	10,397,385	MXN	137,110,000	12/03/14	(232,726)
DB	USD	11,543,196	NZD	14,690,000	12/03/14	(146,931)
HSBC	CHF	33,160,000	USD	36,270,603	12/03/14	1,518,189
HSBC	GBP	16,170,000	USD	26,790,521	12/03/14	590,912
HSBC	USD	16,631,694	JPY	1,724,700,000	12/03/14	(898,993)
JPMCB	CNY	20,930,000	USD	3,386,896	12/03/14	(4,281)
JPMCB	IDR	51,519,500,000	USD	4,330,098	12/03/14	147,435
JPMCB	ILS	13,560,000	USD	3,803,860	12/03/14	119,899
JPMCB	INR	213,760,000	USD	3,482,568	12/03/14	69,343
JPMCB	NOK	10,910,000	USD	1,756,872	12/03/14	62,511
JPMCB	NZD	3,550,000	USD	2,879,614	12/03/14	125,582
JPMCB	PHP	525,091,650	USD	11,670,000	12/03/14	(11,597)
JPMCB	RUB	99,409,826	USD	2,664,428	12/03/14	186,766
JPMCB	TWD	94,800,000	USD	3,186,019	12/03/14	67,824
JPMCB	USD	23,531,229	PHP	1,028,550,000	12/03/14	(649,306)
JPMCB	USD	1,344,915	PLN	4,335,000	12/03/14	(39,650)
JPMCB	USD	3,894,898	SGD	4,865,000	12/03/14	(81,410)
MSCI	USD	10,659,299	SEK	74,450,000	12/03/14	(343,997)
SSB	AUD	19,325,000	USD	17,948,674	12/03/14	1,104,308
Net unrealized appreciation on forward foreign currency contracts						$6,045,535

UBS Global Allocation Fund – Portfolio of investments
September 30, 2014 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond, 125 contracts (USD)	December 2014	$19,234,558	$19,062,501	$(172,057)
US Treasury futures sell contracts:
2 Year US Treasury Notes, 276 contracts (USD)	December 2014	(60,392,040)	(60,400,875)	(8,835)
Index futures buy contracts:
E-mini S&P 500 Index, 562 contracts (USD)	December 2014	55,806,984	55,230,550	(576,434)
EURO STOXX 50 Index, 423 contracts (EUR)	December 2014	17,452,094	17,168,643	(283,451)
FTSE 100 Index, 213 contracts (GBP)	December 2014	23,349,112	22,748,466	(600,646)
Hong Kong Hang Seng Index, 190 contracts (HKD)	October 2014	13,122,029	12,650,354	(471,675)
S&P Toronto Stock Exchange 60 Index, 146 contracts (CAD)	December 2014	23,234,136	22,453,716	(780,420)
TOPIX Index, 122 contracts (JPY)	December 2014	14,404,756	14,751,358	346,602
Index futures sell contracts:
E-mini NASDAQ 100 Index, 110 contracts (USD)	December 2014	(8,855,946)	(8,898,450)	(42,504)
Mini MSCI Emerging Markets Index, 267 contracts (USD)	December 2014	(14,032,586)	(13,386,045)	646,541
SPI 200 Index, 201 contracts (AUD)	December 2014	(24,121,275)	(23,199,533)	921,742
Interest rate futures buy contracts:
Australian Government 3 Year Bond, 760 contracts (AUD)	December 2014	72,521,662	72,748,598	226,936
Euro-BTP, 75 contracts (EUR)	December 2014	12,328,810	12,360,207	31,397
Euro-OAT, 101 contracts (EUR)	December 2014	18,288,711	18,337,907	49,196
Long Gilt, 103 contracts (GBP)	December 2014	18,817,172	18,891,941	74,769
Interest rate futures sell contracts:
Japanese Government 10 Year Bond, 22 contracts (JPY)	December 2014	(29,230,814)	(29,254,434)	(23,620)
Net unrealized depreciation on futures contracts				$(662,459)

UBS Global Allocation Fund – Portfolio of investments
September 30, 2014 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)[1]	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$117,789,666	$137,948,846	$—	$255,738,512
Mortgage & agency debt securities	—	745,072	—	745,072
US government obligations	—	21,527,430	—	21,527,430
Non-US government obligations	—	37,750,425	—	37,750,425
Investment companies	27,433,835	51,935,672	—	79,369,507
Warrants	—	184,348	—	184,348
Short-term investment	—	168,279,247	—	168,279,247
Investment of cash collateral from securities loaned	—	35,006,145	—	35,006,145
Forward foreign currency contracts	—	8,753,661	—	8,753,661
Futures contracts	1,028,839	1,268,344	—	2,297,183
Total	$146,252,340	$463,399,190	$—	$609,651,530

Liabilities
Forward foreign currency contracts	$—	$(2,708,126)	$—	$(2,708,126)
Futures contracts	(1,603,870)	(1,355,772)	—	(2,959,642)
Total	$(1,603,870)	$(4,063,898)	$—	$(5,667,768)

1 At September 30, 2014, securities valued at $140,934,945 were transferred between Level 1 and Level 2 pursuant to the Fund’s fair valuation policy.

Portfolio footnotes

*                           Non-income producing security.

1                           Security, or portion thereof, was on loan at September 30, 2014.

2                           Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $4,905,518 or 0.84% of net assets.

3                           Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2014, the value of these securities amounted to $8,948,445 or 1.54% of net assets.

4                           On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

5                           Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional government security of the same maturity.

6                           The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	three months ended	three months ended	three months ended	three months ended	Value	three months ended
Security description	06/30/14	09/30/14	09/30/14	09/30/14	09/30/14	09/30/14	09/30/14
UBS Cash Management Prime Relationship Fund	$155,168,975	$50,524,342	$37,414,070	$—	$—	$168,279,247	$30,620
UBS Private Money Market Fund LLC[a]	22,940,033	86,863,987	74,797,875	—	—	35,006,145	645
UBS Emerging Markets Equity Relationship Fund	38,619,219	—	—	—	(1,475,072)	37,144,147	—
UBS Global Corporate Bond Relationship Fund	14,705,474	—	—	—	86,051	14,791,525	—
UBS High Yield Relationship Fund	18,510,237	—	18,224,818	1,640,802	(1,926,221)	—	—
	$249,943,938	$137,388,329	$130,436,763	$1,640,802	$(3,315,242)	$255,221,064	$31,265

a                              The Advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Multi-Asset Income Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2014

Common stocks
Capital markets	1.65%
Real estate investment trust (REIT)	5.15
Real estate management & development	1.43
Total common stocks	8.23%
Bonds
Commercial mortgage-backed securities	0.92
Mortgage & agency debt securities	8.87
US government obligations	9.77
Non-US government obligations	5.16
Total bonds	24.72%
Investment companies
HICL Infrastructure Co., Ltd.	2.55
iShares Core S&P 500 ETF	5.55
iShares iBoxx $ High Yield Corporate Bond ETF	13.98
iShares iBoxx $ Investment Grade Corporate Bond ETF	11.65
iShares JP Morgan USD Emerging Markets Bond ETF	6.19
iShares MSCI EAFE ETF	8.22
iShares Select Dividend Fund	6.11
iShares U.S. Industrials ETF	2.04
SPDR Barclays Short Term High Yield Bond ETF	4.24
WisdomTree Emerging Markets Equity Income Fund	5.32
Total investment companies	65.85%
Rights	0.00 [2]
Short-term investment	1.60
Total investments	100.40%
Liabilities, in excess of cash and other assets	(0.40)
Net assets	100.00%

1 Figures represent the direct investments of UBS Multi-Asset Income Fund. Figures might be different if a breakdown of the underlying investment companies was included.

2 Amount represents less than 0.005%.

UBS Multi-Asset Income Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Common stocks: 8.23%
Australia: 0.43%
BWP Trust	976	$2,040
CFS Retail Property Trust Group	2,907	5,075
Dexus Property Group	8,370	8,127
Federation Centres	2,263	5,106
Goodman Group	2,192	9,906
GPT Group	2,124	7,193
Investa Office Fund	948	2,779
Mirvac Group	4,871	7,327
Scentre Group*	6,839	19,677
Stockland	3,017	10,423
Westfield Corp.	2,412	15,717
Total Australia common stocks		93,370

Austria: 0.01%
CA Immobilien Anlagen AG*	113	2,250

Belgium: 0.02%
Aedifica SA	28	1,840
Cofinimmo SA	26	2,945
Total Belgium common stocks		4,785

Canada: 0.22%
Allied Properties REIT	102	3,113
Artis REIT	186	2,543
Boardwalk REIT	60	3,691
Calloway REIT	134	3,077
Canadian Apartment Properties REIT	153	3,223
Canadian REIT	105	4,548
Chartwell Retirement Residences	258	2,525
Cominar REIT	174	2,936
Dream Office Real Estate Investment Trust	137	3,420
Granite Real Estate, Inc.	81	2,786
H&R REIT	347	6,773
Killam Properties, Inc.	156	1,442
RioCan REIT	391	8,962
Total Canada common stocks		49,039

China: 0.41%
Champion REIT	5,000	2,085
Hang Lung Properties Ltd.	3,000	8,527
Henderson Land Development Co., Ltd.	1,966	12,728
Hongkong Land Holdings Ltd.	1,000	6,797
Hysan Development Co., Ltd.	1,030	4,752
Kerry Properties Ltd.	1,000	3,353
Link REIT	3,100	17,889
New World Development Co., Ltd.	6,586	7,672
Sino Land Co., Ltd.	4,317	6,655
Swire Properties Ltd.	1,600	4,985
Wharf Holdings Ltd.	2,000	14,205
Total China common stocks		89,648

Finland: 0.02%
Citycon Oyj	729	2,431
Sponda Oyj	421	1,898
Total Finland common stocks		4,329

France: 0.22%
Fonciere Des Regions	46	4,143
Gecina SA	26	3,409
ICADE	42	3,547
Klepierre	127	5,555
Unibail-Rodamco SE	124	31,888
Total France common stocks		48,542

Germany: 0.09%
Deutsche Annington Immobilien SE	88	2,552
Deutsche Euroshop AG	62	2,679

UBS Multi-Asset Income Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Deutsche Wohnen AG	377	$8,029
LEG Immobilien AG*	69	4,770
TAG Immobilien AG	176	1,990
Total Germany common stocks		20,020

Hong Kong: 0.13%
Sun Hung Kai Properties Ltd.	2,000	28,378

Israel: 0.01%
Azrieli Group	48	1,648

Italy: 0.01%
Beni Stabili SpA	1,612	1,132

Japan: 0.82%
Advance Residence Investment Corp.	2	4,651
Aeon Mall Co., Ltd.	160	3,057
Frontier Real Estate Investment Corp.	1	4,797
GLP J-REIT	3	3,467
Hulic Co., Ltd.	400	4,237
Japan Excellent, Inc.	2	2,569
Japan Hotel REIT Investment Corp.	3	1,828
Japan Prime Realty Investment Corp.	1	3,602
Japan Real Estate Investment Corp.	2	10,287
Japan Retail Fund Investment Corp.	3	6,047
Kenedix Office Investment Corp.	1	5,369
Mitsubishi Estate Co., Ltd.	1,000	22,537
Mitsui Fudosan Co., Ltd.	1,000	30,688
Mori Hills REIT Investment Corp.	2	2,781
Mori Trust Sogo Reit, Inc.	1	1,850
Nippon Accommodations Fund, Inc.	1	3,612
Nippon Building Fund, Inc.	2	10,531
Nippon Prologis REIT, Inc.	2	4,650
Nomura Real Estate Holdings, Inc.	100	1,720
Nomura Real Estate Master Fund, Inc.	3	3,766
NTT Urban Development Corp.	100	1,051
Orix JREIT, Inc.	3	3,771
Sumitomo Realty & Development Co., Ltd.	1,000	35,628
Tokyu REIT, Inc.	1	1,319
United Urban Investment Corp.	3	4,605
Total Japan common stocks		178,420

Luxembourg: 0.02%
GAGFAH SA*	255	4,740

Netherlands: 0.05%
Corio NV	95	4,656
Eurocommercial Properties NV CVA	64	2,819
Nieuwe Steen Investments NV	119	625
Wereldhave NV	30	2,470
Total Netherlands common stocks		10,570

New Zealand: 0.01%
Kiwi Income Property Trust	2,220	2,018

Norway: 0.01%
Norwegian Property ASA*	1,146	1,713

Singapore: 0.25%
Ascendas REIT	3,000	5,292
CapitaCommercial Trust	3,000	3,749
CapitaLand Ltd.	3,000	7,516
CapitaMall Trust	3,000	4,490
City Developments Ltd.	1,000	7,533
Global Logistic Properties Ltd.	4,000	8,490
Keppel Land Ltd.	1,000	2,742
Keppel REIT	3,000	2,799
Mapletree Commercial Trust	2,000	2,209

UBS Multi-Asset Income Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Common stocks—(continued)
Singapore—(concluded)
Mapletree Industrial Trust	2,112	$2,350
Mapletree Logistics Trust	3,096	2,803
Suntec REIT	3,000	4,136
Total Singapore common stocks		54,109

Spain: 0.01%
Inmobiliaria Colonial SA*	2,044	1,442

Sweden: 0.06%
Castellum AB	206	3,128
Fabege AB	174	2,210
Fastighets AB Balder, Class B*	161	2,042
Kungsleden AB	254	1,505
Wallenstam AB, Class B	150	2,268
Wihlborgs Fastigheter AB	131	2,247
Total Sweden common stocks		13,400

Switzerland: 0.06%
Allreal Holding AG*	18	2,328
Mobimo Holding AG*	7	1,355
PSP Swiss Property AG*	55	4,611
Swiss Prime Site AG*	78	5,787
Total Switzerland common stocks		14,081

United Kingdom: 2.05%
Big Yellow Group PLC	193	1,622
British Land Co., PLC	1,272	14,454
Capital & Counties Properties PLC	755	4,012
Daejan Holdings PLC	16	1,263
Derwent London PLC	108	4,765
Development Securities PLC	443	1,410
F&C Commercial Property Trust Ltd.	1,205	2,451
Grainger PLC	535	1,604
Great Portland Estates PLC	415	4,290
Hammerson PLC	865	8,030
Helical Bar PLC	236	1,337
Intu Properties PLC	694	3,616
John Laing Infrastructure Fund Ltd.	183,528	357,339
Land Securities Group PLC	993	16,673
Londonmetric Property PLC	815	1,833
MedicX Fund Ltd.	1,435	1,941
Picton Property Income Ltd.	1,958	2,032
Primary Health Properties PLC	442	2,380
Quintain Estates & Development PLC*	989	1,429
Schroder REIT	896	829
Segro PLC	859	5,042
Shaftesbury PLC	307	3,383
ST Modwen Properties PLC	256	1,522
Unite Group PLC	265	1,818
Workspace Group PLC	167	1,710
Total United Kingdom common stocks		446,785

United States: 3.31%
Acadia Realty Trust	102	2,813
Agree Realty Corp.	49	1,342
Alexander’s, Inc.	8	2,991
Alexandria Real Estate Equities, Inc.	96	7,080
American Assets Trust, Inc.	72	2,374
American Campus Communities, Inc.	138	5,030
American Homes 4 Rent, Class A	166	2,804
American Realty Capital Properties, Inc.	1,167	14,074
Apartment Investment & Management Co., Class A	185	5,887
Ashford Hospitality Trust, Inc.	100	1,022
AvalonBay Communities, Inc.	166	23,401

UBS Multi-Asset Income Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
BioMed Realty Trust, Inc.	263	$5,313
Boston Properties, Inc.	194	22,457
Brandywine Realty Trust	222	3,124
Brixmor Property Group, Inc.	94	2,092
Camden Property Trust	111	7,607
CBL & Associates Properties, Inc.	216	3,866
Chambers Street Properties	333	2,508
Chesapeake Lodging Trust	79	2,303
Corporate Office Properties Trust	111	2,855
Cousins Properties, Inc.	246	2,940
CubeSmart	181	3,254
DCT Industrial Trust, Inc.	462	3,470
DDR Corp.	394	6,592
DiamondRock Hospitality Co.	263	3,335
Digital Realty Trust, Inc.	165	10,293
Douglas Emmett, Inc.	179	4,595
Duke Realty Corp.	419	7,198
DuPont Fabros Technology, Inc.	94	2,542
EastGroup Properties, Inc.	51	3,090
Education Realty Trust, Inc.	184	1,892
Empire State Realty Trust, Inc., Class A	100	1,502
EPR Properties	81	4,105
Equity Commonwealth	155	3,985
Equity Lifestyle Properties, Inc.	102	4,321
Equity Residential	456	28,080
Essex Property Trust, Inc.	80	14,300
Extra Space Storage, Inc.	140	7,220
Federal Realty Investment Trust	88	10,424
FelCor Lodging Trust, Inc.	171	1,601
First Industrial Realty Trust, Inc.	145	2,452
First Potomac Realty Trust	100	1,175
Forest City Enterprises, Inc., Class A*	208	4,068
General Growth Properties, Inc.	639	15,048
Glimcher Realty Trust	210	2,843
Government Properties Income Trust	76	1,665
HCP, Inc.	579	22,992
Health Care REIT, Inc.	372	23,202
Healthcare Realty Trust, Inc.	139	3,292
Hersha Hospitality Trust	200	1,274
Highwoods Properties, Inc.	126	4,901
Home Properties, Inc.	78	4,543
Hospitality Properties Trust	195	5,236
Host Hotels & Resorts, Inc.	943	20,114
Hudson Pacific Properties, Inc.	70	1,726
Kilroy Realty Corp.	107	6,360
Kimco Realty Corp.	520	11,393
Kite Realty Group Trust	59	1,430
LaSalle Hotel Properties	133	4,554
Lexington Realty Trust	329	3,221
Liberty Property Trust	196	6,519
LTC Properties, Inc.	58	2,140
Macerich Co.	181	11,553
Mack-Cali Realty Corp.	124	2,370
Mid-America Apartment Communities, Inc.	99	6,499
National Health Investors, Inc.	44	2,514
National Retail Properties, Inc.	155	5,358
New York REIT, Inc.	200	2,056
Omega Healthcare Investors, Inc.	161	5,505
Parkway Properties, Inc.	94	1,765
Pebblebrook Hotel Trust	88	3,286
Pennsylvania REIT	99	1,974

UBS Multi-Asset Income Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Common stocks—(concluded)
United States—(concluded)
Piedmont Office Realty Trust, Inc., Class A	227	$4,004
Post Properties, Inc.	73	3,748
Prologis, Inc.	637	24,015
PS Business Parks, Inc.	40	3,046
Public Storage	183	30,349
Ramco-Gershenson Properties Trust	113	1,836
Realty Income Corp.	265	10,809
Regency Centers Corp.	122	6,567
Retail Properties of America, Inc., Class A	300	4,389
RLJ Lodging Trust	170	4,840
Sabra Health Care REIT, Inc.	62	1,508
Saul Centers, Inc.	64	2,991
Senior Housing Properties Trust	246	5,146
Simon Property Group, Inc.	400	65,768
SL Green Realty Corp.	123	12,462
Sovran Self Storage, Inc.	44	3,272
Spirit Realty Capital, Inc.	481	5,277
STAG Industrial, Inc.	75	1,553
Strategic Hotels & Resorts, Inc.*	216	2,516
Sun Communities, Inc.	55	2,778
Sunstone Hotel Investors, Inc.	237	3,275
Tanger Factory Outlet Centers Inc.	124	4,057
Taubman Centers, Inc.	82	5,986
UDR, Inc.	322	8,775
Universal Health Realty Income Trust	56	2,334
Ventas, Inc.	376	23,293
Vornado Realty Trust	214	21,391
Washington Prime Group, Inc.	200	3,496
Washington REIT	112	2,843
Weingarten Realty Investors	143	4,505
WP Carey, Inc.	108	6,887
Total United States common stocks		722,426

Venezuela: 0.01%
Warehouses De Pauw SCA	26	1,876
Total common stocks (cost $1,680,157)		1,794,721

	Face amount
Bonds: 24.72%
Commercial mortgage-backed securities: 0.92%
United States: 0.92%
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D,
4.054%, due 07/15/31[1,2]	$100,000	99,982
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-FL5, Class D,
3.652%, due 07/15/31[1,2]	100,000	99,868
Total commercial mortgage-backed securities (cost $200,151)		199,850

Mortgage & agency debt securities: 8.87%
United States: 8.87%
Federal Home Loan Mortgage Corp. Gold Pools,[3]
# Q20860, 3.500%, due 08/01/43	47,429	48,469

UBS Multi-Asset Income Fund

Portfolio of investments – September 30, 2014 (unaudited)

		Face amount	Value
Federal Home Loan Mortgage Corp. REMIC, IO,[3]
3.000%, due 05/15/27	$128,128		$13,397
3.500%, due 10/15/42		1,027,043	229,803
Federal National Mortgage Association Pools,[3]
3.000%, TBA		275,000	271,090
# AP0495, 3.500%, due 08/01/42		47,928	49,095
# AP3839, 3.500%, due 09/01/42		68,176	69,965
# FN AW3613, 3.500%, due 06/01/44		123,332	126,231
# AQ4080, 4.000%, due 06/01/43		164,051	173,572
# AS0415, 4.000%, due 09/01/43		67,247	71,097
Federal National Mortgage Association REMIC, IO,[3]
Series 2013-87, Class IW,
2.500%, due 06/25/28		1,767,833	187,422
Series 2013-64, Class LI,
3.000%, due 06/25/33		1,437,019	227,868
Government National Mortgage Association Pools,
# G2 779424, 4.000%, due 06/20/42		59,441	63,511
Government National Mortgage Association, IO,
Series 2013-22, Class IO,
3.000%, due 02/20/43		934,263	192,760
Series 2012-26, Class GI,
3.500%, due 02/20/27		745,297	94,044
Series 2012-16, Class AI,
3.500%, due 10/20/38		994,371	114,865
Total mortgage & agency debt securities (cost $1,927,450)			1,933,189

US government obligations: 9.77%
US Treasury Inflation Indexed Bonds (TIPS),
3.875%, due 04/15/29[4]		715,000	1,461,729
US Treasury Inflation Indexed Notes (TIPS),
2.000%, due 01/15/16[4]		260,000	323,074
2.625%, due 07/15/17[4]		275,000	344,648
Total US government obligations (cost $2,149,543)			2,129,451

Non-US government obligation: 5.16%
Italy: 5.16%
Buoni Poliennali Del Tesoro,
4.750%, due 09/01/44[1,5]	EUR	370,000	561,379
5.000%, due 09/01/40[5]		360,000	564,171
Total Non-US government obligations (cost $1,155,484)			1,125,550
Total bonds (cost $5,432,628)			5,388,040

		Shares
Investment companies: 65.85%
HICL Infrastructure Co., Ltd.		238,143	556,183
iShares Core S&P 500 ETF		6,100	1,209,386

UBS Multi-Asset Income Fund

Portfolio of investments – September 30, 2014 (unaudited)

	Shares	Value
Investment companies—(continued)
iShares iBoxx $ High Yield Corporate Bond ETF	33,146	$3,047,775
iShares iBoxx $ Investment Grade Corporate Bond ETF	21,483	2,539,720
iShares JP Morgan USD Emerging Markets Bond ETF	11,952	1,348,783
iShares MSCI EAFE ETF	27,945	1,791,833
iShares Select Dividend Fund	18,050	1,333,173
iShares U.S. Industrials ETF	4,400	444,928
SPDR Barclays Short Term High Yield Bond ETF	30,856	923,520
WisdomTree Emerging Markets Equity Income Fund	24,260	1,159,143
Total investment companies (cost $14,472,770)		14,354,444

	Number of rights
Rights: 0.00%[6]
Italy: 0.00%[6]
Beni Stabili SpA, expires 10/17/14*	1,612	34

Sweden: 0.00%[6]
Kungsleden AB, expires 10/08/14*	254	91
Total rights (cost $0)		125

	Shares
Short-term investment: 1.60%
Investment companies: 1.60%
UBS Cash Management Prime Relationship Fund[7] (cost $349,320)	349,320	349,320
Total investments: 100.40% (cost $21,934,875)		21,886,650
Liabilities, in excess of cash and other assets— (0.40)%		(87,579)
Net assets—100.00%		$21,799,071

UBS Multi-Asset Income Fund

Portfolio of investments – September 30, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$353,060
Gross unrealized depreciation	(401,285)
Net unrealized depreciation of investments	$(48,225)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	AUD	265,300	USD	236,786	10/27/14	$4,939
JPMCB	CHF	142,900	USD	152,497	10/27/14	2,784
JPMCB	EUR	1,347,700	USD	1,735,750	10/27/14	33,247
JPMCB	GBP	1,264,000	USD	2,068,809	10/27/14	20,143
JPMCB	HKD	1,322,700	USD	170,639	10/27/14	305
JPMCB	JPY	54,254,400	USD	498,374	10/27/14	3,600
JPMCB	USD	36,829	EUR	29,000	10/27/14	(194)
JPMCB	USD	660,232	GBP	403,900	10/27/14	(5,598)
Net unrealized appreciation on forward foreign currency contracts						$59,226

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
Index futures sell contracts:
Mini MSCI Emerging Markets Index, 13 contracts (USD)	December 2014	$(686,751)	$(651,755)	$34,996
Interest rate futures sell contracts:
Euro-BTP, 11 contracts (EUR)	December 2014	(1,808,304)	(1,812,831)	(4,527)
Net unrealized appreciation on futures contracts				$30,469

UBS Multi-Asset Income Fund

Portfolio of investments – September 30, 2014 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments Level 1[1]	Other significant observable inputs Level 2	Unobservable inputs Level 3	Total
Assets
Common stocks	$771,465	$1,023,256	$—	$1,794,721
Commercial mortgage-backed securities	—	199,850	—	199,850
Mortgage & agency debt securities	—	1,724,280	208,909	1,933,189
US government obligations	—	2,129,451	—	2,129,451
Non-US government obligations	—	1,125,550	—	1,125,550
Investment companies	13,798,261	556,183	—	14,354,444
Rights	—	125	—	125
Short-term investment	—	349,320	—	349,320
Forward foreign currency contracts	—	65,018	—	65,018
Futures contracts	34,996	—	—	34,996
Total	$14,604,722	$7,173,033	$208,909	$21,986,664

Liabilities
Forward foreign currency contracts	$—	$(5,792)	$—	$(5,792)
Futures contracts	(4,527)	—	—	(4,527)
Total	$(4,527)	$(5,792)	$—	$(10,319)

1 At September 30, 2014, securities valued at $1,697,469 were transferred between Level 1 and Level 2 pursuant to the Fund’s fair valuation policy.

	Mortgage & agency debt securities	Total
Assets
Beginning balance	$233,714	233,714
Purchases	—	—
Issuances	—	—
Sales	—	—
Accrued discounts (premiums)	(15,194)	(15,194)
Total realized gain	—	—
Change in net unrealized appreciation/depreciation	(9,611)	(9,611)
Transfers into Level 3[8]	—	—
Transfers out of Level 3	—	—
Ending balance	$208,909	208,909

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2014 was $(9,611).

UBS Multi-Asset Income Fund

Portfolio of investments – September 30, 2014 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $761,229 or 3.49% of net assets.

2	Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2014 and changes periodically.
3

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

4

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional government security of the same maturity.

5

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2014, the value of these securities amounted to $1,125,550 or 5.16% of net assets.

6	Amount represents less than 0.005%.
7	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	06/30/14	09/30/14	09/30/14	09/30/14	09/30/14
UBS Cash Management Prime Relationship Fund	$1,554,008	$1,267,458	$2,472,146	$349,320	$145

8

Transfers into Level 3 represent the value at the end of the period. At September 30, 2014, securities were transferred from Level 2 to Level 3 as the valuations are based primarily on unobservable input.

Portfolio acronyms
ADR	American Depositary Receipt
BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
CD KSDA	Korean Securities Dealer Association 91 day Certificate of Deposit Rate
CDO	Collateralized Debt Obligations
CDI	Certificate of Interbank Deposits
CVA	Dutch Certification—Depositary Certificate
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
GE	General Electric
GDR	Global Depositary Receipt
GO	General Obligation
GS	Goldman Sachs
IO

Interest only—This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydown. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE
OJSC	Open Joint Stock Company
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SDR	Special Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual prinicpal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Counterparty abbreviations
BB	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
CSFB	Credit Suisse First Boston
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank NA
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International
MSC	Morgan Stanley Capital Services Inc.
MSCI	Morgan Stanley & Co. International PLC
SSB	State Street Bank

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	Great Britain Pound
GHS	Ghanaian Cedi
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigeria Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Lei
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Valuation of investments: Each Fund calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share will be calculated as of the time trading was halted.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS Global AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below, investments of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US Generally Accepted Accounting Principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated June 30, 2014.

Item 2.  Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)         Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 28, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President, Treasurer and Principal Accounting Officer

Date:	November 28, 2014